UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	OCTOBER 31

Date of reporting period:	NOVEMBER 1, 2007 – APRIL 30, 2008
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2008

Managers Fremont Micro-Cap Fund

Managers Fremont Institutional Micro-Cap Fund

Managers Funds

Semi-Annual Report–April 30, 2008 (unaudited)

TABLE OF CONTENTS	Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUNDS’ PERFORMANCE	4

FUND SNAP SHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Fremont Micro-Cap Fund	5

Fremont Institutional Micro-Cap Fund	10

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	15

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	16
Funds’ balance sheets, net asset value (NAV) per share computation and cumulative undistributed amounts

Statements of Operations	17
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	18
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	19
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	20
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder:

As you are undoubtedly aware, the financial markets were under significant pressure during most of the six-month period ending April 30, 2008 (the “period”), pulling the stock market into negative territory. This was largely driven by investor concerns over the economic impact of a decline in U.S. home values and the related devaluation of the mortgage-securities market. Time will tell if the concerns are completely justified. In the short term, however, the pain in the subprime mortgage market and the stock market has been all too real.

The resulting impact on the equity markets was widespread. For the period, the Russell 1000® (large cap), 2000® (small cap), and 3000® (all cap) Indices returned -9.54%, -12.92% and -9.82%, respectively. Within the Russell 3000® Index, all sectors except energy were down.

Foreign stock markets offered little help in the way of diversification, even with the benefit of currencies that were strong relative to the U.S. Dollar. For the period, the MSCI EAFE Index returned -9.21%, in U.S. Dollars, while the MSCI Emerging Markets Index declined by -10.18%. Conversely, bonds generated mostly positive results as the Lehman Brothers U.S. Aggregate Index and the Lehman Brothers Global Aggregate Index returned 4.08% and 6.27% (U.S. Dollars), respectively.

Against this backdrop, the Managers Fremont Micro-Cap Fund and the Managers Fremont Institutional Micro-Cap Fund discussed in this report were challenged, as detailed below.

Periods Ended 4/30/2008	6 Months	1 Year	3 Years	5 Years	10 Years	Inception Date

Managers Fremont Micro-Cap Fund	(20.45)%	(11.35)%	6.92%	10.62%	9.03%	6/30/1994

Russell Microcap® Index	(18.50)%	(19.64)%	4.15%	11.85%	N/A

Managers Fremont Institutional Micro-Cap Fund	(22.47)%	(13.71)%	5.67%	9.78%	10.55%	12/31/1986

Russell Microcap® Index	(18.50)%	(19.64)%	4.15%	11.85%	N/A

Note: Returns greater than one year are annualized.

Detailed reviews of Fund positioning are included within this report.

For the six months ended April 30, 2008, the Managers Fremont Micro-Cap Fund returned -20.45%, and the Managers Fremont Institutional Micro-Cap Fund returned -22.47%, compared to a return of -18.50% for the benchmark Russell Microcap® Index. While returns for the period have been disappointing, performance is much better for both Funds over both a one- and three- year basis on an absolute, relative, and peer-universe basis.

During the last six months, the Funds were restructured to a multi-manager, multi-style, micro-cap approach. The new subadvisory team consists of four investment managers, each with a unique philosophy and investment process: Lord, Abbett & Co. LLC (“Lord Abbett”), OFI Institutional Asset Management, Inc. (“OFI”), Next Century Growth Investors LLC (“Next Century”), and WEDGE Capital Management L.L.P. (“WEDGE”). The Funds had previously been managed by a single subadvisor, Kern Capital Management, LLC. Both Lord Abbett and Next Century provide growth-oriented philosophies and investment processes to the management of their portions of the Fund. OFI has a bottom-up, core fundamental investment style, and WEDGE uses a quantitative, value-oriented investment philosophy and process. We believe that these four subadvisors are among the most respected portfolio managers in micro-cap investing, and in combination they provide the Fund with a well-diversified portfolio while maintaining strong performance potential by applying complementary approaches to investment management.

Tight credit and limited liquidity in global markets affect micro-cap stocks much more acutely than their larger-capitalization peers, as smaller companies often are much more dependent on outside financing to fund growth. As a result of the recent credit crunch and drying up of liquidity, the Funds’ portfolio managers, by virtue of their investment processes, have largely avoided companies that are highly dependent on outside financing. Instead, the portfolio managers of our Funds are focused on identifying companies with strong balance sheets and reasonable cash positions that can be used to help sustain their growth stories in a difficult market environment. Our subadvisors believe the biggest growth opportunities within the micro-cap universe of stocks arguably continue to lie in the health care, industrials, and information technology sectors, and, despite the recent short-term weakness

1

Letter to Shareholders (continued)

within these sectors, the Micro-Cap Funds maintain an overweight to each of these areas. The portfolio managers are confident that the recent market volatility has created a good opportunity to add compelling micro-cap companies with solid growth stories that they believe are now selling at reasonable valuations.

The following report covers the six-month period ended April 30, 2008. Should you have any questions about this report, or if you’d like to receive a prospectus and additional information, including fees and expenses for these or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our Web site at www.managersinvest.com. As always, please read the prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in the Managers Funds.

Respectfully,

John H. Streur

Senior Managing Partner

Managers Investment Group LLC

2

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. These Funds incur only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2008	Expense Ratio for the Period	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period*

Managers Fremont Micro-Cap Fund

Based on Actual Fund Return	1.56%	$1,000	$796	$6.96

Based on Hypothetical 5% Annual Return	1.56%	$1,000	$1,017	$7.82

Managers Fremont Institutional Micro-Cap Fund

Based on Actual Fund Return	1.35%	$1,000	$775	$5.96

Based on Hypothetical 5% Annual Return	1.35%	$1,000	$1,018	$6.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

3

Funds Performance

All periods ended April 30, 2008 (unaudited)

The table below shows the average annualized total returns for the Managers Fremont Micro-Cap Fund, Managers Fremont Institutional Micro-Cap Fund, Russell Microcap® Index and the Russell 2000® Growth Index for the six month, one-year, five-year and ten-year periods ending April 30, 2008.

Averge Annual Total Returns	6 Months	1 Year	5 Years	10 Years

Managers Fremont Micro-Cap Fund	(20.45)%	(11.35)%	10.62%	9.03%

Managers Fremont Institutional Micro-Cap Fund	(22.47)%	(13.71)%	9.78%	10.55%

Russell Microcap® Index*	(18.50)%	(19.64)%	11.85%	N/A

Russell 2000® Growth Index	(14.14)%	(6.71)%	13.32%	2.20%

*	Russell Microcap® Index had an inception date of 06/30/00.

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

The Funds are subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings histories, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.

Russell Microcap® Index tracks the micro-cap segment of the U.S. equity market. It makes up less than 3% of the U.S. Equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities. The Index reflects no deduction of fees, expenses, or taxes.

Russell 2000® Growth Index was the Fund’s prior benchmark. The Investment Manager changed the benchmark to the Russell Microcap® Index because it determined that the Russell Micro-cap® Index more accurately reflects the types of securities in which the Fund invests. The Russell 2000® Growth Index measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted values. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index reflects no deduction of fees, expenses, or taxes.

The Russell Microcap® Index, the Russell 2000® Growth Index and the Russell 2000® Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

From time to time the Funds’ advisor has waived fees or reimbursed expenses, which may have resulted in higher returns.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

Not FDIC insured, nor bank guaranteed. May lose value.

4

Managers Fremont Micro-Cap Fund

Fund Snapshots

April 30, 2008 (unaudited)

Portfolio Breakdown

Industry	Managers Fremont Micro Cap**	Russell Microcap® Index	Russell 2000® Growth Index

Information Technology	26.6%	18.4%	22.1%

Industrials	19.9%	14.2%	17.3%

Health Care	17.4%	17.2%	19.6%

Consumer Discretionary	10.0%	10.5%	15.4%

Financials	8.9%	23.0%	8.4%

Energy	4.5%	7.2%	9.0%

Materials	2.3%	3.4%	3.9%

Consumer Staples	1.9%	3.3%	2.5%

Utilities	0.4%	1.3%	0.7%

Telecommunication Services	0.1%	1.5%	1.1%

Other Assets and Liabilities	8.0%	0.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets

Bio-Reference Labs, Inc.	1.3%

Providence Service Corp.	1.3

Switch and Data Facilities Co., Inc.	1.2

RTI Biologics, Inc.	1.2

Balchem Corp.	1.1

Excel Technology, Inc.	1.0

EMS Technologies, Inc.	1.0

Phase Forward, Inc.	1.0

U.S. Physical Therapy, Inc.	1.0

Multi-Color Corp.	1.0

Top Ten as a Group	11.1%

None were in the top ten as of 10/31/07

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

5

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2008 (unaudited)

	Shares	Value
Common Stocks - 92.0%

Consumer Discretionary - 10.0%
AC Moore Arts & Crafts, Inc.*	23,300	$154,013
Ambassadors Group, Inc.	56,000	1,089,760
American Public Education, Inc. *	8,970	288,924
Amerigon, Inc.*	47,795	701,631
Ark Restaurants Corp.	3,100	80,631
BJ’s Restaurants, Inc.*	42,745	595,865
Buffalo Wild Wings, Inc.*	21,520	661,740
Cache, Inc.*	38,100	467,106
Carrols Restaurant Group, Inc.*	24,700	198,835
Cherokee, Inc.	7,300	211,700
Christopher & Banks Corp.	19,900	235,815
Citi Trends, Inc.*	62,700	1,325,478
Core-Mark Holding Co., Inc.*	8,000	229,280
CSS Industries, Inc.	9,700	303,319
DG FastChannel, Inc.*	24,300	453,195
DXP Enterprises, Inc.*	33,900	1,399,053
Famous Dave’s of America, Inc.*	20,000	180,200
FGX International Holdings, Ltd.*	65,400	853,470
GameTech International, Inc.*	17,500	94,675
Hibbett Sports, Inc.*	36,800	671,968
Hooker Furniture Corp.	10,700	224,379
Jo-Ann Stores, Inc.*	12,600	238,644
Kenneth Cole Productions, Inc.	18,307	352,410
Lincoln Educational Services Corp.*	16,000	186,880
Luby’s, Inc.*	56,600	425,066
Maidenform Brands, Inc.*	25,000	372,500
Marine Products Corp.	28,087	206,720
McCormick & Schmick’s Seafood Restaurants, Inc.*	39,800	478,794
Midas, Inc.*	13,000	201,890
Monaco Coach Corp.	43,416	274,823
Monarch Casino & Resort, Inc.*	17,500	231,700
Monro Muffler Brake, Inc.	24,200	399,300
O’Charley’s, Inc.	24,800	287,680
Pinnacle Entertainment, Inc.*	56,300	873,776
Rentrak Corp.*	8,600	119,282
Rubio’s Restaurants, Inc.*	14,500	87,000
Shiloh Industries, Inc.*	11,400	111,948
Stamps.com, Inc.*	9,900	135,729
Steiner Leisure, Ltd.*	31,100	1,029,099
Steinway Musical Instruments, Inc.	7,800	226,200

	Shares	Value
True Religion Apparel, Inc.*	39,500	$725,220
Ulta Salon, Cosmetics & Fragrance, Inc.*	41,400	585,810
Zumiez, Inc.*	47,300	990,935
Total Consumer Discretionary		18,962,443

Consumer Staples - 1.9%
Boston Beer Co., Inc.*	21,000	930,300
Elizabeth Arden, Inc.*	16,800	310,968
Green Mountain Coffee Roasters, Inc.*	9,925	319,585
Inter Parfums, Inc.	7,600	220,096
J&J Snack Foods Corp.	10,600	303,584
Lance, Inc.	12,200	255,712
PriceSmart, Inc.	6,600	188,430
Rocky Mountain Chocolate Factory, Inc.	9,000	110,700
Smart Balance, Inc.*	74,600	552,040
Zhongpin, Inc.*	45,400	476,700
Total Consumer Staples		3,668,115

Energy - 4.5%
Brigham Exploration Co.*	92,415	872,398
Cano Petroleum, Inc.*	115,720	628,360
Dawson Geophysical Co.*	7,900	571,486
Gulf Island Fabrication, Inc.	14,800	585,192
Northern Oil & Gas, Inc.*	65,315	630,290
Parallel Petroleum Corp.*	60,995	1,292,483
Rex Energy Corp.*	33,980	737,366
RPC, Inc.	93,600	1,195,272
T-3 Energy Services, Inc.*	24,385	1,287,528
TGC Industries, Inc.*	26,795	195,067
Union Drilling, Inc.*	27,500	465,025
Total Energy		8,460,467

Financials - 8.9%
American Physicians Capital, Inc.	9,700	449,595
Amerisafe, Inc.*	27,300	389,298
Associated Estates Realty Corp.	11,400	137,940
Baldwin & Lyons, Inc.	3,700	87,949
Bancorp Rhode Island, Inc.	21,047	705,285
Columbia Banking Systems	44,900	1,215,892
Community Trust Bancorp, Inc.	14,800	444,888
Donegal Group, Inc.	56,407	958,355
Eastern Insurance Holdings, Inc.	12,100	197,956
eHealth, Inc.*	52,370	1,416,609
FCStone Group, Inc.*	17,800	737,276
Financial Institutions, Inc.	51,355	1,001,936
First Bancorp	5,500	103,510

The accompanying notes are an integral part of these financial statements.

6

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 8.9% (continued)
First Cash Financial Services, Inc.*	41,400	$614,376
First Community Bancshares, Inc.	9,500	317,490
First Defiance Financial Corp.	9,131	170,658
First Financial Holdings, Inc.	13,500	324,135
Flushing Financial Corp.	21,700	423,584
Horizon Financial Corp.	13,800	169,464
Iberia Bank Corp.	8,300	400,060
Independent Bank Corp.	10,700	312,761
Lakeland Bancorp, Inc.	16,000	247,840
Lakeland Financial Corp.	9,900	230,571
Legacy Bancorp, Inc.	52,085	715,127
Meadowbrook Insurance Group, Inc.	51,600	373,584
Mission West Properties, Inc.	11,900	141,491
Northrim Bancorp, Inc.	4,700	87,890
OceanFirst Financial Corp., Inc.	38,800	730,604
Old Second Bancorp, Inc.	18,400	451,352
Penson Worldwide, Inc.*	45,700	497,216
ProCentury Corp.	20,300	368,039
Riverview Bancorp, Inc.	9,900	88,209
S.Y. Bancorp, Inc.	17,400	428,562
SCBT Financial Corp.	6,400	217,408
SeaBright Insurance Holdings, Inc.*	27,000	419,040
Simmons First National Corp., Class A	11,100	355,311
Smithtown Bancorp, Inc.	14,300	288,002
Southside Bancshares, Inc.	5,250	126,682
Supertel Hospitality, Inc.	16,300	85,575
Washington Trust Bancorp, Inc.	8,400	203,112
WSFS Financial Corp.	6,000	304,860
Total Financials		16,939,492

Health Care - 17.4%
Abaxis, Inc.*	34,235	872,308
Abiomed, Inc.*	22,500	328,275
Air Methods Corp.*	9,800	392,980
Array BioPharma, Inc.*	76,300	474,586
Bio-Reference Labs, Inc.*	98,455	2,479,097
CardioNet, Inc.*	28,700	662,970
Cutera, Inc.*	14,000	186,200
eResearch Technology, Inc.*	70,200	855,036
Eurand N.V.*	55,103	878,893
Genoptix, Inc.*	62,605	1,717,255
Hanger Orthopedic Group, Inc.*	20,100	237,180
Hansen Medical, Inc.*	35,000	610,750
Harvard Bioscience, Inc.*	21,896	107,728
Helicos BioSciences Corp.*	36,600	217,770

	Shares	Value
Hi-Tech Pharmacal Co., Inc.*	20,800	$182,000
HMS Holdings Corp.*	65,650	1,691,800
Home Diagnostics, Inc.*	16,300	126,977
Insulet Corp.*	69,420	1,271,080
IPC The Hospitalist Co., Inc.*	28,100	659,507
Landauer, Inc.	5,800	308,850
LHC Group, Inc.*	8,300	129,480
Medical Action Industries, Inc.*	10,700	175,373
MEDTOX Scientific, Inc.*	51,913	828,531
Meridian Bioscience, Inc.	18,300	492,819
Merit Medical Systems, Inc.*	42,000	617,820
Minrad International, Inc.*	145,030	336,470
MWI Veterinary Supply, Inc.*	24,500	844,515
Neogen Corp.*	41,695	1,047,795
NovaMed, Inc.*	28,000	117,320
Nutraceutical International Corp.*	7,400	83,250
NuVasive, Inc.*	26,965	1,028,715
Omnicell, Inc.*	3,125	37,562
Osteotech, Inc.*	16,900	85,514
Phase Forward, Inc.*	105,505	1,941,292
Providence Service Corp.*	85,585	2,408,363
Psychemedics Corp.	48,047	819,201
Res-Care, Inc.*	18,800	306,252
RTI Biologics, Inc.*	215,920	2,189,430
Skilled Healthcare Group, Inc.*	38,700	468,270
Somanetics Corp.*	19,300	314,397
SonoSite, Inc.*	14,500	462,405
U.S. Physical Therapy, Inc.*	121,647	1,895,260
Virtual Radiologic Corp.*	47,625	665,321
Vnus Medical Technologies, Inc.*	44,593	729,096
Volcano Corp.*	49,770	588,779
Young Innovations, Inc.	4,300	76,626
Total Health Care		32,951,098

Industrials - 19.9%
Aerovironment, Inc.*	33,300	796,203
Alamo Group, Inc.	10,600	215,816
Allegiant Travel Co.*	12,800	348,800
American Ecology Corp.	14,300	380,094
Apogee Enterprises, Inc.	25,800	575,598
Applied Signal Technology, Inc.	15,000	171,600
AZZ, Inc.*	34,800	928,464
Barrett Business Services, Inc.	19,800	237,600
CBIZ, Inc.*	45,700	405,359
Celadon Group, Inc.*	34,400	353,976

The accompanying notes are an integral part of these financial statements.

7

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 19.9% (continued)
China Security & Surveillance Technology, Inc.*	26,100	$507,645
CIRCOR International, Inc.	10,400	500,968
Columbus McKinnon Corp.*	13,300	376,523
Cornell Companies, Inc.*	10,200	231,744
Courier Corp.	7,200	169,488
Ducommun, Inc.*	15,300	498,474
Dynamex, Inc.*	11,500	288,995
Dynamic Materials Corp.	37,320	1,755,160
EnerNOC, Inc.*	22,500	346,950
Exponent, Inc.*	25,317	854,196
Furmanite Corp.*	46,500	393,390
Gehl Co.*	12,100	186,703
GeoEye, Inc.*	10,645	245,154
GP Strategies Corp.*	173,133	1,471,630
Graham Corp.	13,690	782,794
Great Lakes Dredge & Dock Corp.*	146,300	874,874
Hill International, Inc.*	91,200	1,317,840
Houston Wire & Cable Co.	87,600	1,638,996
II-VI, Inc.*	20,300	753,942
InnerWorkings, Inc.*	62,310	837,446
Kadant, Inc.*	37,500	978,000
Knight Transportation, Inc.	26,400	448,536
LaBarge, Inc.*	136,732	1,804,862
Learning Tree International, Inc.*	13,600	242,488
Limco-Piedmont, Inc.*	18,000	97,020
LMI Aerospace, Inc.*	59,800	1,148,160
LSI Industries, Inc.	31,900	349,624
Lydall, Inc.*	12,200	142,130
Marten Transport, Ltd.*	32,000	521,600
Metalico, Inc.*	44,525	577,044
Multi-Color Corp.	90,584	1,857,878
Old Dominion Freight Line, Inc.*	12,300	377,610
On Assignment, Inc.*	116,600	819,698
Orbit International Corp.*	76,409	553,965
Raven Industries, Inc.	38,900	1,191,896
RBC Bearings, Inc.*	22,300	891,331
Saia, Inc.*	26,700	368,727
Standard Parking Corp.*	50,600	1,084,358
Sterling Construction, Inc.*	83,826	1,683,226
Sun Hydraulics Corp.	6,900	208,242
Team, Inc.*	59,190	1,759,720
Titan International, Inc.	24,770	882,555
Titan Machinery, Inc.*	28,000	509,880

	Shares	Value
Vitran Corp., Inc., Class A*	34,900	$500,117
Wabash National Corp.	24,974	209,282
Total Industrials		37,654,371

Information Technology - 26.6%
3PAR, Inc.*	82,800	665,712
Actuate Corp.*	62,700	255,189
ANADIGICS, Inc.*	41,700	465,372
Anaren Microwave, Inc.*	13,200	177,804
Ariba, Inc.*	82,500	979,275
Aruba Networks, Inc.*	119,400	711,624
Bankrate, Inc.*	10,900	569,416
Bel Fuse, Inc.	17,900	466,653
Bottomline Technologies, Inc.*	15,700	167,205
Cavium Networks, Inc.*	53,400	1,097,370
CommVault Systems, Inc.*	27,100	333,330
comScore, Inc.*	40,300	760,461
Comverge, Inc.*	40,500	531,360
Constant Contact, Inc.*	33,417	596,493
CTS Corp.	41,400	465,750
CyberSource Corp.*	44,500	807,675
Daktronics, Inc.	25,200	372,708
Digi International, Inc.*	38,300	315,592
Double-Take Software, Inc.*	39,700	590,736
DTS, Inc.*	12,465	367,718
EMS Technologies, Inc.*	75,700	1,957,602
Entropic Communications, Inc.*	149,280	638,918
Excel Technology, Inc.*	83,320	1,965,519
ExlService Holdings, Inc.*	33,900	851,568
FARO Technologies, Inc.*	15,105	532,300
Forrester Research, Inc.*	63,200	1,822,688
Gerber Scientific, Inc.*	43,200	400,464
I2 Technologies, Inc.*	42,600	447,300
IXYS Corp.*	27,400	196,458
Keithley Instruments, Inc.	21,700	228,284
LoJack Corp.*	33,100	327,359
Loop Net, Inc.*	14,200	160,318
Magma Design Automation, Inc.*	101,700	948,861
Measurement Specialties, Inc.*	15,200	246,088
Mellanox Technologies, Ltd.*	30,200	452,094
Methode Electronics, Inc.	8,500	92,140
MIPS Technologies, Inc.*	49,100	222,914
Moldflow Corp.*	17,400	343,824
MSC Software Corp.*	65,700	800,226
MTS Systems Corp.	16,100	553,518

The accompanying notes are an integral part of these financial statements.

8

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.6% (continued)
NCI, Inc., Class A*	74,200	$1,565,620
Netezza Corp.*	97,705	1,035,673
Netlogic Microsystems, Inc.*	31,200	1,023,048
Netscout Systems, Inc.*	30,500	305,000
Neutral Tandem, Inc.*	81,890	1,574,745
Nu Horizons Electronics Corp.*	134,836	769,914
Online Resources Corp.*	151,174	1,528,369
PC Connection, Inc.*	18,300	136,701
PC-Tel, Inc.*	34,200	281,124
PDF Solutions, Inc.*	174,300	833,154
Perfect World Co., Ltd. (ADR)*	27,000	775,440
Pericom Semiconductor Corp.*	25,600	436,224
PROS Holdings, Inc.*	106,347	1,242,133
QAD, Inc.	21,800	165,680
Radyne Corp.*	36,100	281,580
Renaissance Learning, Inc.	6,900	97,014
Rimage Corp.*	8,000	142,960
Rubicon Technology, Inc.*	11,900	262,514
Salary.com, Inc.*	67,685	436,568
Sapient Corp.*	78,200	556,784
SI International, Inc.*	54,300	1,245,642
Sierra Wireless, Inc.*	29,400	549,780
SM&A*	33,226	165,133
Spectrum Control, Inc.*	31,400	269,412
Super Micro Computer, Inc.*	11,900	88,774
Supertex, Inc.*	59,900	1,285,454
Switch and Data Facilities Co., Inc.*	155,075	2,347,835
Sykes Enterprises, Inc.*	23,000	382,260
Symmetricom, Inc.*	59,700	256,113
Synaptics, Inc.*	18,100	614,314
Synchronoss Technologies, Inc.*	11,000	229,570
Taleo Corp.*	34,700	676,650
TheStreet.com, Inc.	75,800	591,998
Tyler Technologies, Inc.*	29,500	426,865
Ultimate Software Group, Inc., The*	24,850	814,832
Virtusa Corp.*	35,606	394,871
Vocus, Inc.*	51,900	1,442,301
Website Pros, Inc.*	42,600	383,400
White Electronic Designs Corp.*	46,200	211,134
Zix Corp.*	103,740	394,212
Zygo Corp.*	34,200	398,772
Total Information Technology		50,505,453

	Shares	Value
Materials - 2.3%
Balchem Corp.	92,466	$2,113,773
Buckeye Technologies, Inc.*	34,600	298,598
Calgon Carbon Corp.*	64,643	921,163
Haynes International, Inc.*	5,400	338,310
ICO, Inc.*	56,100	416,823
NN, Inc.	25,100	252,004
Schweitzer-Mauduit International, Inc.	4,600	101,798
Total Materials		4,442,469

Telecommunication Services - 0.1%
D&E Communications, Inc.	9,000	81,000
Shenandoah Telecommunications Co.*	5,100	69,156
Total Telecommunication Services		150,156

Utilities - 0.4%
American States Water Co.	8,400	294,168
Chesapeake Utilities Corp.	6,700	199,258
EnergySouth, Inc.	3,900	210,795
Total Utilities		704,221
Total Common Stocks (cost $178,631,509)		174,438,285
Other Investment Companies - 8.3%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 2.89% (cost $15,761,361)	15,761,361	15,761,361
Total Investments - 100.3% (cost $194,392,870)		190,199,646
Other Assets, less Liabilities - (0.3)%		(523,870)
Net Assets - 100.0%		$189,675,776

The accompanying notes are an integral part of these financial statements.

9

Managers Fremont Institutional Micro-Cap Fund

Fund Snapshots

April 30, 2008 (unaudited)

Portfolio Breakdown

Industry	Managers Fremont Institutional Micro-Cap**	Russell Microcap® Index	Russell 2000® Growth

Information Technology	26.7%	18.4%	22.1%

Industrials	20.2%	14.2%	17.3%

Health Care	17.5%	17.2%	19.6%

Consumer Discretionary	10.2%	10.5%	15.4%

Financials	9.1%	23.0%	8.4%

Energy	4.2%	7.2%	9.0%

Materials	2.3%	3.4%	3.9%

Consumer Staples	1.8%	3.3%	2.5%

Utilities	0.4%	1.3%	0.7%

Telecommunication Services	0.1%	1.5%	1.1%

Other Assets and Liabilities	7.5%	0.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets

Bio-Reference Labs, Inc.	1.4%

Providence Service Corp.	1.3

Switch and Data Facilities Co., Inc.	1.2

Forrester Research, Inc.	1.2

Balchem Corp.	1.1

U.S. Physical Therapy, Inc.	1.1

RTI Biologics, Inc.	1.1

LaBarge, Inc.	1.1

Excel Technology, Inc.	1.0

EMS Technologies, Inc.	1.0

Top Ten as a Group	11.5%

None were in the top ten as of 10/31/07

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

10

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2008 (unaudited)

	Shares	Value
Common Stocks - 92.5%

Consumer Discretionary - 10.2%
AC Moore Arts & Crafts, Inc.*	6,600	$43,626
Ambassadors Group, Inc.	12,736	247,843
American Public Education, Inc.*	1,850	59,588
Amerigon, Inc.*	9,910	145,479
Ark Restaurants Corp.	746	19,403
BJ’s Restaurants, Inc.*	8,850	123,369
Buffalo Wild Wings, Inc.*	4,490	138,068
Cache, Inc.*	8,565	105,007
Carrols Restaurant Group, Inc.*	5,775	46,489
Cherokee, Inc.	1,688	48,952
Christopher & Banks Corp.	4,500	53,325
Citi Trends, Inc.*	14,271	301,689
Core-Mark Holding Co., Inc.*	1,833	52,534
CSS Industries, Inc.	2,338	73,109
DG FastChannel, Inc.*	5,200	96,980
DXP Enterprises, Inc.*	7,935	327,476
Famous Dave’s of America, Inc.*	4,067	36,644
FGX International Holdings, Ltd.*	13,691	178,668
GameTech International, Inc.*	3,433	18,573
Hibbett Sports, Inc.*	7,900	144,254
Hooker Furniture Corp.	2,100	44,037
Jo-Ann Stores, Inc.*	2,900	54,926
Kenneth Cole Productions, Inc.	4,053	78,020
Lincoln Educational Services Corp.*	3,760	43,917
Luby’s, Inc.*	9,838	73,883
Maidenform Brands, Inc.*	5,600	83,440
Marine Products Corp.	7,589	55,855
McCormick & Schmick’s Seafood
Restaurants, Inc.*	8,600	103,458
Midas, Inc.*	2,779	43,158
Monaco Coach Corp.	9,802	62,047
Monarch Casino & Resort, Inc.*	3,900	51,636
Monro Muffler Brake, Inc.	5,551	91,592
O’Charley’s, Inc.	5,061	58,708
Pinnacle Entertainment, Inc.*	13,971	216,830
Rentrak Corp.*	2,245	31,138
Rubio’s Restaurants, Inc.*	3,496	20,976
Shiloh Industries, Inc.*	2,853	28,016
Stamps.com, Inc.*	2,219	30,422
Steiner Leisure, Ltd.*	7,000	231,630
Steinway Musical Instruments, Inc.	1,753	50,837

	Shares	Value
True Religion Apparel, Inc.*	8,400	$154,224
Ulta Salon, Cosmetics & Fragrance, Inc.*	8,900	125,935
Zumiez, Inc.*	11,700	245,115
Total Consumer Discretionary		4,240,876

Consumer Staples - 1.8%
Boston Beer Co., Inc.*	4,208	186,415
Elizabeth Arden, Inc.*	3,637	67,321
Green Mountain Coffee Roasters, Inc.*	2,055	66,171
Inter Parfums, Inc.	898	26,006
J&J Snack Foods Corp.	2,829	81,023
Lance, Inc.	2,513	52,672
PriceSmart, Inc.	1,589	45,366
Rocky Mountain Chocolate Factory, Inc.	2,004	24,649
Smart Balance, Inc.*	16,900	125,060
Zhongpin, Inc.*	9,700	101,850
Total Consumer Staples		776,533

Energy - 4.2%
Brigham Exploration Co.*	16,967	160,168
Cano Petroleum, Inc.*	23,985	130,239
Dawson Geophysical Co.*	1,805	130,574
Gulf Island Fabrication, Inc.	2,396	94,738
Northern Oil & Gas, Inc.*	13,535	130,613
Parallel Petroleum Corp.*	12,648	268,011
Rex Energy Corp.*	7,040	152,768
RPC, Inc.	21,214	270,903
T-3 Energy Services, Inc.*	5,055	266,904
TGC Industries, Inc.*	6,452	46,972
Union Drilling, Inc.*	5,973	101,003
Total Energy		1,752,893

Financials - 9.1%
American Physicians Capital, Inc.	1,955	90,614
Amerisafe, Inc.*	6,965	99,321
Associated Estates Realty Corp.	2,143	25,930
Baldwin & Lyons, Inc.	909	21,607
Bancorp Rhode Island, Inc.	4,460	149,455
Columbia Banking Systems	11,550	312,773
Community Trust Bancorp, Inc.	3,161	95,020
Donegal Group, Inc.	13,239	224,931
Eastern Insurance Holdings, Inc.	2,800	45,808
eHealth, Inc.*	10,952	296,251
FCStone Group, Inc.*	3,852	159,550
Financial Institutions, Inc.	13,515	263,678
First Bancorp	1,300	24,466

The accompanying notes are an integral part of these financial statements.

11

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 9.1% (continued)
First Cash Financial Services, Inc.*	5,853	$86,859
First Community Bancshares, Inc.	2,030	67,843
First Defiance Financial Corp.	2,145	40,090
First Financial Holdings, Inc.	2,893	69,461
Flushing Financial Corp.	4,348	84,873
Horizon Financial Corp.	3,112	38,215
Iberia Bank Corp.	1,877	90,471
Independent Bank Corp.	2,490	72,783
Lakeland Bancorp, Inc.	3,726	57,716
Lakeland Financial Corp.	2,243	52,239
Legacy Bancorp, Inc.	12,528	172,009
Meadowbrook Insurance Group, Inc.	10,033	72,639
Mission West Properties, Inc.	2,494	29,654
Northrim Bancorp, Inc.	1,122	20,981
OceanFirst Financial Corp., Inc.	8,700	163,821
Old Second Bancorp, Inc.	4,216	103,418
Penson Worldwide, Inc.*	11,364	123,640
ProCentury Corp.	3,743	67,861
Riverview Bancorp, Inc.	1,967	17,526
S.Y. Bancorp, Inc.	3,690	90,885
SCBT Financial Corp.	1,529	51,940
SeaBright Insurance Holdings, Inc.*	6,530	101,346
Simmons First National Corp., Class A	2,600	83,226
Smithtown Bancorp, Inc.	2,521	50,773
Southside Bancshares, Inc.	1,155	27,870
Supertel Hospitality, Inc.	3,501	18,380
Washington Trust Bancorp, Inc.	1,900	45,942
WSFS Financial Corp.	1,380	70,118
Total Financials		3,781,983

Health Care - 17.5%
Abaxis, Inc.*	7,090	180,653
Abiomed, Inc.*	5,100	74,409
Air Methods Corp.*	1,974	79,157
Array BioPharma, Inc.*	14,300	88,946
Bio-Reference Labs, Inc.*	23,364	588,305
CardioNet, Inc.*	6,200	143,220
Cutera, Inc.*	3,768	50,114
eResearch Technology, Inc.*	15,100	183,918
Eurand N.V.*	11,888	189,614
Genoptix, Inc.*	13,137	360,348
Hanger Orthopedic Group, Inc.*	5,100	60,180
Hansen Medical, Inc.*	7,600	132,620
Harvard Bioscience, Inc.*	5,364	26,391

	Shares	Value
Helicos BioSciences Corp.*	7,900	$47,005
Hi-Tech Pharmacal Co., Inc.*	4,300	37,625
HMS Holdings Corp.*	14,315	368,898
Home Diagnostics, Inc.*	2,892	22,529
Insulet Corp.*	15,090	276,298
IPC The Hospitalist Co., Inc.*	7,000	164,290
Landauer, Inc.	1,421	75,668
LHC Group, Inc.*	1,987	30,997
Medical Action Industries, Inc.*	2,736	44,843
MEDTOX Scientific, Inc.*	11,998	191,488
Meridian Bioscience, Inc.	4,175	112,433
Merit Medical Systems, Inc.*	9,536	140,275
Minrad International, Inc.*	30,060	69,739
MWI Veterinary Supply, Inc.*	5,500	189,585
Neogen Corp.*	9,428	236,926
NovaMed, Inc.*	5,930	24,847
Nutraceutical International Corp.*	1,883	21,184
NuVasive, Inc.*	5,738	218,905
Omnicell, Inc.*	685	8,234
Osteotech, Inc.*	3,797	19,213
Phase Forward, Inc.*	21,595	397,348
Providence Service Corp.*	18,756	527,793
Psychemedics Corp.	12,682	216,228
Res-Care, Inc.*	4,090	66,626
RTI Biologics, Inc.*	45,315	459,494
Skilled Healthcare Group, Inc.*	10,483	126,844
Somanetics Corp.*	2,729	44,455
SonoSite, Inc.*	3,181	101,442
U.S. Physical Therapy, Inc.*	29,851	465,078
Virtual Radiologic Corp.*	9,845	137,535
Vnus Medical Technologies, Inc.*	9,113	148,998
Volcano Corp.*	10,303	121,884
Young Innovations, Inc.	1,147	20,440
Total Health Care		7,293,022

Industrials - 20.2%
Aerovironment, Inc.*	7,500	179,325
Alamo Group, Inc.	2,509	51,083
Allegiant Travel Co.*	2,758	75,156
American Ecology Corp.	2,996	79,634
Apogee Enterprises, Inc.	4,445	99,168
Applied Signal Technology, Inc.	3,518	40,246
AZZ, Inc.*	7,959	212,346
Barrett Business Services, Inc.	3,885	46,620
CBIZ, Inc.*	10,032	88,984

The accompanying notes are an integral part of these financial statements.

12

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 20.2% (continued)
Celadon Group, Inc.*	7,107	$73,131
China Security & Surveillance Technology, Inc.*	5,500	106,975
CIRCOR International, Inc.	1,787	86,080
Columbus McKinnon Corp.*	3,071	86,940
Cornell Companies, Inc.*	2,300	52,256
Courier Corp.	1,797	42,301
Ducommun, Inc.*	3,000	97,740
Dynamex, Inc.*	2,769	69,585
Dynamic Materials Corp.	7,954	374,077
EnerNOC, Inc.*	5,306	81,819
Exponent, Inc.*	5,706	192,520
Furmanite Corp.*	9,635	81,512
Gehl Co.*	2,600	40,118
GeoEye, Inc.*	2,215	51,011
GP Strategies Corp.*	45,241	384,548
Graham Corp.	2,835	162,105
Great Lakes Dredge & Dock Corp.*	31,407	187,814
Hill International, Inc.*	20,600	297,670
Houston Wire & Cable Co.	19,278	360,691
II-VI, Inc.*	4,637	172,218
InnerWorkings, Inc.*	12,915	173,578
Kadant, Inc.*	10,120	263,930
Knight Transportation, Inc.	5,745	97,608
LaBarge, Inc.*	34,278	452,470
Learning Tree International, Inc.*	3,100	55,273
Limco-Piedmont, Inc.*	3,721	20,056
LMI Aerospace, Inc.*	13,900	266,880
LSI Industries, Inc.	7,172	78,605
Lydall, Inc.*	2,500	29,125
Marten Transport, Ltd.*	7,940	129,422
Metalico, Inc.*	9,230	119,621
Multi-Color Corp.	20,409	418,589
Old Dominion Freight Line, Inc.*	5,749	176,494
On Assignment, Inc.*	31,439	221,016
Raven Industries, Inc.	8,003	245,212
RBC Bearings, Inc.*	4,800	191,856
Saia, Inc.*	6,391	88,260
Standard Parking Corp.*	11,446	245,288
Sterling Construction, Inc.*	18,915	379,813
Sun Hydraulics Corp.	1,518	45,813
Team, Inc.*	13,056	388,154
Titan International, Inc.	5,135	182,960

	Shares	Value
Titan Machinery, Inc.*	6,402	$116,580
Vitran Corp., Inc., Class A*	7,893	113,107
Wabash National Corp.	5,126	42,956
Total Industrials		8,416,339

Information Technology - 26.7%
3PAR, Inc.*	17,700	142,308
Actuate Corp.*	14,913	60,696
ANADIGICS, Inc.*	8,900	99,324
Anaren Microwave, Inc.*	3,400	45,798
Ariba, Inc.*	17,843	211,796
Aruba Networks, Inc.*	26,400	157,344
Bankrate, Inc.*	2,317	121,040
Bel Fuse, Inc.	4,284	111,684
Bottomline Technologies, Inc.*	3,600	38,340
Cavium Networks, Inc.*	11,400	234,270
CommVault Systems, Inc.*	5,700	70,110
comScore, Inc.*	8,621	162,678
Comverge, Inc.*	8,700	114,144
Constant Contact, Inc.*	6,920	123,522
CTS Corp.	8,699	97,864
CyberSource Corp.*	9,600	174,240
Daktronics, Inc.	5,808	85,900
Digi International, Inc.*	7,834	64,552
Double-Take Software, Inc.*	8,500	126,480
DTS, Inc.*	2,580	76,110
EMS Technologies, Inc.*	16,659	430,802
Entropic Communications, Inc.*	31,900	136,532
Excel Technology, Inc.*	18,550	437,594
Exlservice Holdings, Inc.*	7,300	183,376
FARO Technologies, Inc.*	3,125	110,125
Forrester Research, Inc.*	16,693	481,426
Gerber Scientific Inc.*	10,418	96,575
IXYS Corp.*	6,187	44,361
Keithley Instruments, Inc.	4,427	46,572
LoJack Corp.*	7,391	73,097
Loop Net, Inc.*	3,395	38,330
Magma Design Automation, Inc.*	25,140	234,556
Measurement Specialties, Inc.*	3,592	58,154
Mellanox Technologies, Ltd.*	6,753	101,092
Methode Electronics, Inc.	1,893	20,520
MIPS Technologies, Inc.*	10,578	48,024
Moldflow Corp.*	3,958	78,210
MSC Software Corp.*	14,943	182,006

The accompanying notes are an integral part of these financial statements.

13

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.7% (continued)

MTS Systems Corp.	3,501	$120,364
NCI, Inc., Class A*	17,000	358,700
Netezza Corp.*	20,779	220,257
Netlogic Microsystems, Inc.*	6,653	218,152
Netscout Systems, Inc.*	7,322	73,220
Neutral Tandem, Inc.*	17,115	329,121
Nu Horizons Electronics Corp.*	30,483	174,058
Online Resources Corp.*	35,411	358,006
PC Connection, Inc.*	4,021	30,037
PC-Tel, Inc.*	7,444	61,190
PDF Solutions, Inc.*	39,453	188,586
Perfect World Co., Ltd. (ADR)*	5,975	171,602
Pericom Semiconductor Corp.*	4,957	84,467
PROS Holdings, Inc.*	22,550	263,384
QAD, Inc.	5,400	41,040
Radyne Corp.*	8,117	63,313
Renaissance Learning, Inc.	1,642	23,087
Rimage Corp.*	2,000	35,740
Rubicon Technology, Inc.*	2,600	57,356
Salary.com, Inc.*	14,016	90,403
Sapient Corp.*	16,809	119,680
SI International, Inc.*	12,242	280,831
Sierra Wireless, Inc.*	6,400	119,680
SM&A*	7,967	39,596
Spectrum Control, Inc.*	7,864	67,473
Super Micro Computer, Inc.*	2,436	18,173
Supertex, Inc.*	14,657	314,539
Switch and Data Facilities Co., Inc.*	33,236	503,194
Sykes Enterprises, Inc.*	5,866	97,493
Symmetricom, Inc.*	13,500	57,915
Synaptics, Inc.*	3,883	131,789
Synchronoss Technologies, Inc.*	2,636	55,013
Taleo Corp.*	7,919	154,420
TheStreet.com, Inc.	16,300	127,304
Tyler Technologies, Inc.*	6,940	100,422
Ultimate Software Group, Inc., The*	5,144	168,672
Virtusa Corp.*	7,376	81,800
Vocus, Inc.*	10,952	304,356
Website Pros, Inc.*	9,200	82,800
White Electronic Designs Corp.*	10,169	46,472
Zix Corp.*	21,481	81,628
Zygo Corp.*	7,755	90,423
Total Information Technology		11,125,308

	Shares	Value
Materials - 2.3%
Balchem Corp.	20,761	$474,596
Buckeye Technologies, Inc.*	7,089	61,178
Calgon Carbon Corp.*	14,675	209,119
Haynes International, Inc.*	1,100	68,915
ICO, Inc.*	12,500	92,875
NN, Inc.	5,400	54,216
Schweitzer-Mauduit International, Inc.	962	21,289
Total Materials		982,188

Telecommunication Services - 0.1%
D&E Communications, Inc.	2,000	18,000
Shenandoah Telecommunications Co.*	1,338	18,143
Total Telecommunication Services		36,143

Utilities - 0.4%
American States Water Co.	2,059	72,106
Chesapeake Utilities Corp.	1,564	46,514
EnergySouth, Inc.	762	41,186
Total Utilities		159,806

Total Common Stocks
(cost $39,481,962)		38,565,091
Other Investment Companies - 7.9%[1]

Dreyfus Cash Management Fund, Institutional Class Shares, 2.89% (cost$3,287,158)	3,287,158	3,287,158
Total Investments - 100.4% (cost $42,769,120)		41,852,249
Other Assets, less Liabilities - (0.4)%		(156,699)
Net Assets - 100.0%		$41,695,550

The accompanying notes are an integral part of these financial statements.

14

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2008, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net

Fremont Micro-Cap	$197,026,543	$11,666,465	($18,493,362)	($6,826,897)

Fremont Institutional Micro-Cap	44,039,028	2,708,402	(4,895,181)	(2,186,779)

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its April 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

15

Statements of Assets and Liabilities

April 30, 2008 (unaudited)

	Managers Fremont Micro-Cap Fund	Managers Fremont Institutional Micro-Cap Fund
Assets:

Investments at value*	$190,199,646	$41,852,249
Receivable for investments sold	1,191,899	206,331
Receivable for Fund shares sold	25,797	272,792
Dividends and other receivables	73,076	19,290
Prepaid expenses	15,803	10,057
Total assets	191,506,221	42,360,719
Liabilities:

Payable for Fund shares repurchased	235,627	270,402
Payable for investments purchased	1,277,105	279,133
Accrued expenses:
Investment advisory and management fees	133,465	24,859
Administrative fees	38,943	8,890
Other	145,305	81,885
Total liabilities	1,830,445	665,169

Net Assets	$189,675,776	$41,695,550
Shares outstanding	5,689,479	3,706,708
Net asset value, offering and redemption price per share	$33.34	$11.25
Net Assets Represent:

Paid-in capital	$175,665,628	$28,689,415
Net investment loss	(985,662)	(303,818)
Accumulated net realized gain from investments	19,189,034	14,226,824
Net unrealized depreciation of investments	(4,193,224)	(916,871)
Net Assets	$189,675,776	$41,695,550
* Investments at cost	$194,392,870	$42,769,120

The accompanying notes are an integral part of these financial statements.

16

Statements of Operations

For the six months ended April 30, 2008 (unaudited)

	Managers Fremont Micro-Cap Fund	Managers Fremont Institutional Micro-Cap Fund
Investment Income:

Dividend income	$646,380	$199,063
Securities lending fees	4,860	1,232
Total investment income	651,240	200,295
Expenses:

Investment management fees	1,073,110	388,885
Transfer agent	296,754	18,855
Administrative fees	268,277	97,221
Custodian	45,346	37,172
Professional fees	24,713	20,062
Reports to shareholders	12,442	13,798
Registration fees	8,963	8,178
Trustees fees and expenses	7,550	3,277
Miscellaneous	6,901	7,698
Total expenses before offsets	1,744,056	595,146
Expense reimbursement	(80,439)	(65,113)
Expense reductions	(26,715)	(25,920)
Net expenses	1,636,902	504,113

Net investment loss	(985,662)	(303,818)
Net Realized and Unrealized Gain:

Net realized gain on investment transactions	25,212,302	15,701,345
Net unrealized depreciation of investments	(78,439,832)	(40,440,473)
Net realized and unrealized loss	(53,227,530)	(24,739,128)

Net Decrease in Net Assets Resulting from Operations	($54,213,192)	($25,042,946)

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

For the six months ended April 30, 2008 (unaudited) and for the fiscal year ended October 31, 2007

	Managers Fremont Micro-Cap		Managers Fremont Institutional Micro-Cap
	2008	2007	2008	2007
Increase (Decrease) in Net Assets From Operations:

Net investment loss	($985,662)	($2,862,395)	($303,818)	($1,466,986)
Net realized gain on investments	25,212,302	12,362,253	15,701,345	16,552,417
Net unrealized appreciation (depreciation) of investments	(78,439,832)	45,248,831	(40,440,473)	16,404,048
Net increase (decrease) in net assets resulting from operations	(54,213,192)	54,748,689	(25,042,946)	31,489,479
Distributions to Shareholders:

From net realized gain on investments	-	-	(13,276,494)	(21,312,721)
Total distributions to shareholders	-	-	(13,276,494)	(21,312,721)
From Capital Share Transactions:

Proceeds from sale of shares	3,353,593	11,063,517	4,197,538	14,208,603
Reinvestment of distributions	-	-	12,682,280	20,832,879
Cost of shares repurchased	(31,399,094)	(97,351,781)	(78,087,396)	(163,391,112)
Net decrease from capital share transactions	(28,045,501)	(86,288,264)	(61,207,578)	(128,349,630)

Total decrease in net assets	(82,258,693)	(31,539,575)	(99,527,018)	(118,172,872)
Net Assets:

Beginning of period	271,934,469	303,474,044	141,222,568	259,395,440
End of period	$189,675,776	$271,934,469	$41,695,550	$141,222,568
End of period undistributed net investment loss	($985,662)	-	($303,818)	-
Share Transactions:

Sale of shares	93,270	298,464	328,202	941,852
Reinvested shares	-	-	918,613	1,475,416
Shares repurchased	(893,101)	(2,611,430)	(6,021,207)	(11,144,890)
Net decrease in shares	(799,831)	(2,312,966)	(4,774,392)	(8,727,622)

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

For a share outstanding throughout each fiscal period

Managers Fremont Micro-Cap Fund	For the six months ended April 30, 2008 (unaudited)	For the fiscal year ended October 31,
		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$41.90	$34.48	$29.65	$27.86	$28.14	$18.43
Income from Investment Operations:
Net investment loss	(0.17)	(0.37)[3]	(0.26)[3]	(0.38)	(0.44)	(0.33)
Net realized and unrealized gain (loss) on investments	(8.39)	7.79[3]	5.09[3]	2.17	0.16	10.04
Total from investment operations	(8.56)	7.42	4.83	1.79	(0.28)	9.71
Net Asset Value End of Period	$33.34	$41.90	$34.48	$29.65	$27.86	$28.14
Total Return [1]	(20.45)%[5]	21.52%[4]	16.29%	6.42%	(1.00)%	52.69%
Ratio of net expenses to average net assets	1.53%[6]	1.53%	1.54%	1.56%	1.62%	1.64%
Ratio of net investment loss to average net assets [1]	(0.92)%[6]	(1.01)%	(0.79)%	(1.11)%	(1.41)%	(1.47)%
Portfolio turnover	136%[5]	76%	82%	68%	83%	105%
Net assets at end of period (000’s omitted)	$189,676	$271,934	$303,474	$397,629	$490,527	$573,677
Ratios absent expense offsets: [2]
Ratio of net expenses to average net assets	1.63%[6]	-	-	-	-	-
Ratio of net investment loss to average net assets	(1.02)%[6]	-	-	-	-	-

Managers Fremont Institutional Micro-Cap Fund	For the six months ended April 30, 2008 (unaudited)	For the fiscal year ended October 31,
		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$16.65	$15.07	$14.94	$14.49	$14.52	$9.50
Income from Investment Operations:
Net investment loss	(0.08)	(0.13)[3]	(0.09)[3]	-	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	(3.28)	2.99[3]	2.36[3]	0.97	0.14	5.15
Total from investment operations	(3.36)	2.86	2.27	0.97	(0.03)	5.02
Less Distributions to Shareholders from:
Net investment income	-	-	-	(0.00)#	-	-
Net realized gain on investments	(2.04)	(1.28)	(2.14)	(0.52)	-	-
Total distribution to shareholders	(2.04)	(1.28)	(2.14)	(0.52)	-	-
Net Asset Value End of Period	$11.25	$16.65	$15.07	$14.94	$14.49	$14.52
Total Return [1]	(22.47)%[5]	20.48%	16.33%	6.54%	(0.21)%	52.84%
Ratio of net expenses to average net assets	1.30%[6]	1.35%	1.35%	1.35%	1.30%	1.30%
Ratio of net investment loss to average net assets [1]	(0.78)%[6]	(0.83)%	(0.63)%	(0.89)%	(1.09)%	(1.12)%
Portfolio turnover	126%[5]	129%	78%	73%	87%	119%
Net assets at end of period (000’s omitted)	$41,696	$141,223	$259,395	$295,701	$358,011	$391,662
Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.53%[6]	1.39%	1.37%	1.39%	1.30%	1.30%
Ratio of net investment loss to average net assets	(1.01)%[6]	(0.87)%	(0.65)%	(0.93)%	(1.09)%	(1.12)%

#	Rounds to less than $0.01 per share.

1	Total returns and net investment loss would have been greater had certain expenses not been reduced.

2	Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, such as interest and taxes. (See Note 1(c) of “Notes to Financial Statements.”)

3	Per share numbers have been calculated using average shares.

4	The Total Return is based on the Financial Statement Net Asset Values as shown above.

5	Not Annualized.

6	Annualized.

19

Notes to Financial Statements

April 30, 2008 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Managers Fremont Micro-Cap Fund (“Micro-Cap”) and Managers Fremont Institutional Micro-Cap Fund (“Institutional Micro-Cap”). The financial statements of Micro-Cap and Institutional Micro-Cap (each a “Fund” and collectively the “Funds”) are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. Under certain circumstances, the value of each Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in a Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 30, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

20

Notes to Financial Statements (continued)

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2008:

	Micro-Cap		Institutional Micro-Cap
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$190,199,646	-	$41,852,249	-

Level 2 - Other Significant Observable Inputs	-	-	-	-

Level 3 - Significant Unobservable Inputs	-	-	-	-

Total	$190,199,646	-	$41,852,249	-

*	Other financial instruments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended April 30, 2008, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Micro-Cap - $23,778 or 0.01%, and Institutional Micro-Cap - $24,385 or 0.06%.

Each of the Funds has a “balance credit” agreement with The Bank of New York (“BNY”) whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce the custody expense that would otherwise be charged to each Fund. For the six months ended April 30, 2008, the custodian expense was reduced as follows: Micro-Cap - $98, Institutional Micro-Cap - $58.

The Trust also has a balance credit arrangement with its Transfer Agent, PFPC Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2008, the transfer agent expense was reduced as follows: Micro-Cap - $2,839 and Institutional Micro-Cap - $1,477.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2008, overdraft fees for Micro-Cap and Institutional Micro-Cap equaled $72 and $3,504, respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses such as interest and taxes, if any.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign

21

Notes to Financial Statements (continued)

currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Loss Carryovers

As of April 30, 2008, the Micro-Cap Fund had an accumulated net realized capital loss carryover of $3,389,595. This amount may be used to offset realized capital gains, if any, through October 31, 2010. The Institutional Micro-Cap Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2008, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Funds as follows: Micro-Cap - 2 own collectively 50% and Institutional Micro-Cap - 2 own collectively 25%. Transactions by these shareholders may have a material impact on their respective Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to subadvisory agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets for the six months ended April 30, 2008 was 1.00% for both Micro-Cap and Institutional Micro-Cap.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum.

The Investment Manager has contractually agreed, through March 1, 2009, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) of the Funds exceed the following percentages of each Fund’s average daily net assets: Micro-Cap - 1.56% and Institutional Micro-Cap - 1.35%. Micro-Cap’s expense cap became effective January 1, 2008. The Funds are obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Funds’ total operating expenses in any such future year to exceed the Fund’s respective expense cap. At April 30, 2008, the cumulative amounts of expense reimbursement by the Investment Manager subject to repayment by Micro-Cap and Institutional Micro-Cap were $80,439 and $203,177, respectively.

Prior to July 1, 2007, the aggregate annual retainer paid to each Independent Trustee was $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. Effective July 1, 2007, the aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. (Prior to July 1, 2007, the Independent Chairman received an additional payment of $10,000 per year). The Chairman of the Audit Committee receives an additional payment of $5,000 per year. (Prior to July 1, 2007, the Chairman of the Audit Committee received an additional $2,000 per year). The “Trustee fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor”) a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

22

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2008, for Micro-Cap were $272,246,511 and $308,433,182, and for Institutional Micro-Cap were $94,316,761 and $164,454,187, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after rebate) are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

6.	New Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (“FIN 48”).” FIN 48 applies to all registered investment companies and establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004-2007) and has concluded that as of April 30, 2008, no provision for income tax would be required in the funds’ financial statements. Additionally, Fund Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Investment Manager’s conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and ongoing analysis of tax laws, regulations, and interpretations, thereof.

23

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisors

Lord, Abbett & Co. LLC

90 Hudson Street

Jersey City, NJ 07302

Next Century Growth Investors LLC

5500 Wayzata Boulevard, Suite 1275

Minneapolis, MN 55416

OFI Institutional Asset Management, Inc.

470 Atlantic Avenue, 11th Floor

Boston, MA 02210

WEDGE Capital Management L.L.P

301 S. College Street, #2920

Charlotte, NC 28202

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

MANAGERS AND MANAGERS AMG EQUITY FUNDS		MANAGERS AND MANAGERS AMG
EMERGING MARKETS EQUITY	SKYLINE SPECIAL EQUITIES	BALANCED FUNDS
Rexiter Capital Management Limited	PORTFOLIO	CHICAGO EQUITY PARTNERS BALANCED
	Skyline Asset Management, L.P.	Chicago Equity Partners, LLC
ESSEX GROWTH
ESSEX LARGE CAP GROWTH	SMALL CAP	GLOBAL
ESSEX SMALL/MICRO CAP GROWTH	TIMESSQUARE MID CAP GROWTH	AllianceBernstein L.P.
Essex Investment Management Co., LLC	TIMESSQUARE SMALL CAP GROWTH	First Quadrant, L.P.
	TimesSquare Capital Management, LLC	Wellington Management Company, LLP
FQ TAX-MANAGED U.S. EQUITY
FQ U.S. EQUITY	SMALL COMPANY	ALTERNATIVE FUNDS
First Quadrant, L.P.	Epoch Investment Partners, Inc.	FQ GLOBAL ALTERNATIVES
	Kalmar Investment Advisers	First Quadrant, L.P.
INSTITUTIONAL MICRO-CAP
MICRO-CAP	SPECIAL EQUITY
Lord, Abbett & Co. LLC	Donald Smith & Co., Inc.	MANAGERS
WEDGE Capital Management L.L.P.	Lord, Abbett & Co. LLC	FIXED INCOME FUNDS
OFI Institutional Asset Management, Inc.	Skyline Asset Management, L.P.	BOND (MANAGERS)
Next Century Growth Investors LLC	Smith Asset Management Group, L.P.	FIXED INCOME
	Veredus Asset Management LLC	GLOBAL BOND
INTERNATIONAL EQUITY	Westport Asset Management, Inc.	Loomis, Sayles & Co., L.P.
AllianceBernstein L.P.
Lazard Asset Management, LLC	SYSTEMATIC VALUE	BOND (MANAGERS FREMONT)
Wellington Management Company, LLP	SYSTEMATIC MID CAP VALUE	Pacific Investment Management Co. LLC
Systematic Financial Management, L.P.
CHICAGO EQUITY PARTNERS		CALIFORNIA INTERMEDIATE TAX-FREE
MID-CAP Chicago Equity Partners, LLC	VALUE Armstrong Shaw Associates Inc.	Evergreen Investment Management Co., LLC
	Osprey Partners Investment Management, LLC	HIGH YIELD J.P. Morgan Investment Management LLC
REAL ESTATE SECURITIES
Urdang Securities Management, Inc.
INTERMEDIATE DURATION GOVERNMENT SHORT DURATION GOVERNMENT

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Smith Breeden Associates, Inc. MONEY MARKET JPMorgan Investment Advisors Inc.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2008

Managers Fremont Bond Fund

Managers Fremont Bond Fund

Semi-Annual Report — April 30, 2008 (unaudited)

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS	5

Summary of portfolio credit quality and top ten holdings at April 30, 2008

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	15

Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	16

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	17

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	18

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	19

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder:

As you are undoubtedly aware, the financial markets were very volatile during most of the six-month period ending April 30, 2008 (the “period”), while many of the media headlines took a negative tone and emphasized the “housing crisis” and the losses in the stock market. However, this was a good period for certain portions of the bond market, and especially so for the Managers Fremont Bond Fund (the “Fund”), as our subadvisor capitalized on some of the opportunities created by all the market volatility. Interest rates fell (and bond prices rose) across the yield curve, although the interest rate declines were most pronounced on the shorter end of the curve. Meanwhile, demand for higher-quality, lower-risk bonds like U.S. Treasuries increased, while investors sold higher-risk, lower-quality bonds in an effort to curtail risk. For the period, the Lehman Brothers U.S. Aggregate Bond Index returned 4.08%, even as the stock market fell.

Against this backdrop, the Managers Fremont Bond Fund provided the following returns:

Periods Ended 4/30/2008	6 Months	1 Year	3 Years	5 Years	10 Years	Inception Date
Managers Fremont Bond	5.93%	9.91%	5.69%	5.13%	6.72%	4/30/1993
Lehman Brothers U.S. Aggregate Bond Index	4.08%	6.87%	4.93%	4.37%	5.96%

Note:	Returns greater than one year are annualized.

A detailed review of Fund positioning is included within this report.

As noted above, for the six months ended April 30, 2008, the Fund returned 5.93%, compared to a return of 4.08% for its benchmark, the Lehman Brothers U.S. Aggregate Bond Index. These strong absolute and relative returns are probably not too surprising to long-term shareholders, considering the Fund’s strong and consistent performance since inception and over almost all relevant time periods under the leadership of portfolio manager Bill Gross, and his team at Pacific Investment Management Company (“PIMCO”), the Fund’s subadvisor. Results like these have been a factor in Bill’s selection as one of Morningstar’s 2007 Bond Managers of the Year for a record third time.

For the period, the Fund’s strong returns were driven by several well-positioned strategies. The emphasis within the Fund on shorter maturities in the United States and United Kingdom was beneficial as the yield curves steepened within each of these countries. The portfolio was well positioned from a sector perspective, with an underweight to corporate bonds amid a broader flight to quality. In addition, the currency exposure of the Fund, particularly emerging market currencies, added to performance as the weakening of the U.S. Dollar continued during this slower growth and falling interest rate environment. The greater-than-index duration of the Fund also benefited performance as interest rates declined; although this positioning was brought closer to the benchmark by the end of this period. The emphasis on protecting assets in a difficult period for the global capital markets was an essential driver to the solid performance generated by the Fund.

The portfolio management team at PIMCO believes that the most likely outcome for the global economy over the next year is a housing-led recession in the United States that will likely lead to slower growth in other developed economies, with the emerging markets decoupling further from the United States. In such an environment, PIMCO will likely seek to safeguard assets amid further market stress while attempting to prudently take advantage of attractive yields on high quality assets. With respect to interest rates, PIMCO anticipates diversifying its interest-rate and yield-curve exposure away from the United States, where they believe rates are unlikely to fall much further, and towards more compelling opportunities elsewhere. With PIMCO’s belief that the U.S. yield curve is likely to remain relatively steep, the Fund will likely focus on short- and intermediate-maturity securities, a strategy that offers the potential for gains as bonds “roll down,” or mature along the steep yield curve over time.

On a sector level, PIMCO believes that high-quality, mortgage-backed bonds arranged by the major mortgage agencies continue to represent some of the most compelling values in the fixed-income markets. Therefore, PIMCO currently maintains an overweighting to this sector in the Fund to capture the yield premiums that are well above historical averages. Meanwhile PIMCO anticipates continuing to remain cautious in credits while continuing to emphasize select high-grade corporates where PIMCO believes the credit crisis has produced compelling valuations, especially in the banking and finance sector. As for currency, PIMCO continues to

1

Letter to Shareholders (continued)

focus the Fund’s portfolio on a basket of emerging market currencies, where PIMCO expects growth rates should be higher and where a number of countries need strong currencies to combat inflation. Meanwhile, the Fund continues to retain holdings of emerging-market bonds near current levels, as these credits have held up relatively well amid recent market turmoil. Finally, PIMCO believes municipal bonds are now offering opportunities to buy sound credits at yields well above their historical relationships relative to taxable bonds and, therefore, PIMCO will look to add municipals to the Fund’s portfolio to seek potential gains as these yield relationships revert back to more typical levels.

The following report covers the six-month period ended April 30, 2008. Should you have any questions about this report, or if you’d like to receive a prospectus and additional information, including fees and expenses for this or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our Web site at www.managersinvest.com. As always, please read the prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in the Managers Funds.

Respectfully,

John H. Streur

Senior Managing Partner

Managers Investment Group LLC

2

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Fund incurs only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2008	Expense Ratio	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Expenses Paid During the Period*
Managers Fremont Bond Fund
Actual	0.60%	$1,000	$1,059	$3.07
Hypothetical (5% return before expenses)	0.60%	$1,000	$1,022	$3.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

3

Managers Fremont Bond Fund Performance

All periods ended April 30, 2008 (unaudited)

Average Annual Total Returns1

	Six Months	One Year	Five Years	Ten Years
Managers Fremont Bond [2,3,4,5,6,7]	5.93%	9.91%	5.13%	6.72%
Lehman Brothers U.S. Aggregate Bond Index	4.08%	6.87%	4.37%	5.96%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call 800.835.3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2008. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

Fixed-income funds are subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed-income investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[7]

The Lehman Brothers U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Lehman Brothers U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

4

Managers Fremont Bond Fund

Fund Snapshots

April 30, 2008 (unaudited)

Portfolio Breakdown

Rating	Managers Fremont Bond**	Lehman Brothers U.S. Aggregate Bond Index
U.S. Treasury & Agency	57.7%	70.8%
Aaa	12.6%	8.5%
Aa	15.9%	5.0%
A	8.7%	8.4%
Baa	2.9%	7.3%
Ba & lower	2.2%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
FNMA, 5.000%, TBA	14.2%
FNMA, 5.500%, TBA	13.5
FNMA, 6.000%, TBA	6.4
FHLMC, 5.500%, TBA	5.9
FNMA, 5.500%, 02/01/35*	2.9
FHLMC Gold Pool, 6.000%, TBA	2.7
Bank of America Corp., 8.000%, 1/30/18	2.4
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 4.550%, 08/25/35*	2.0
Wachovia Corp., 7.980%, 02/28/49	1.8
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 4.125%, 03/25/35*	1.7

Top Ten as a Group	53.5%

*	Top Ten Holding at October 31, 2007.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

5

Managers Fremont Bond Fund

Schedule of Portfolio Investments

April 30, 2008 (unaudited)

Security Description	Principal Amount	Value
Corporate Bonds - 56.4%
Asset-Backed Securities - 4.5%
Asset Backed Funding Certificates, Series 2006-OPT3 A3A, 2.955%, 11/25/36, (05/27/08)[4]	$1,554,661	$1,494,996
Amortizing Residential Collateral Trust, 3.185%, 07/25/32, (05/27/08)[4]	77,398	64,434
Argent Securities, Inc., 2.945%, 09/25/36, (05/27/08)[4]	549,557	540,438
Asset Backed Securities Corp. Home Equity, 2.945%, 11/25/36, (05/27/08)[4]	932,223	907,565
Bear Stearns Asset Backed Securities, Inc., 2.975%, 10/25/36, (05/27/08)[4]	964,903	920,946
Chase Credit Card Master Trust, 2.624%, 02/15/11, (05/15/08)[4]	3,600,000	3,593,118
Citigroup Mortgage Loan Trust, Inc., 2.945%, 11/25/36, (05/27/08)[4]	394,727	387,206
Countrywide Asset-Backed Certificates, 2.945%, 11/25/37, (05/27/08)[4]	1,162,105	1,137,309
EMC Mortgage Loan Trust, Class A, 3.265%, 05/25/40, (05/27/08) (a)[4]	1,291,386	1,193,887
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 2.945%, 11/25/36, (05/27/08)[4]	2,346,690	2,231,651
First NLC Trust, 2.965%, 08/25/37, (05/27/08) (a)[4]	1,861,598	1,728,378
First USA Credit Card Master Trust, 2.892%, 04/18/11, (05/19/08)[4]	5,100,000	5,097,650
Fremont Home Loan Trust, 2.955%, 01/25/37, (05/27/08)[4]	1,321,814	1,237,563
GSAMP Trust, Series 2006-HE7, Class A2A, 2.935%, 11/25/46, (05/27/08)[4]	2,073,488	2,012,211
HSI Asset Securitization Corp. Trust, 2.945%, 12/25/36, (05/27/08)[4]	952,534	902,299
Indymac Residential Asset Backed Trust, 2.955%, 04/25/37, (05/27/08)[4]	960,906	945,699
JPMorgan Acquisition Corp., Class A, 2.945%, 08/25/36, (05/27/08)[4]	638,964	626,789
Lehman XS Trust, 2.965%, 05/25/46, (05/27/08)[4]	441,941	421,336
Lehman XS Trust, 2.975%, 11/25/46, (05/27/08)[4]	2,012,493	1,910,429
Long Beach Mortgage Loan Trust, 3.175%, 10/25/34, (05/27/08)[4]	55,661	46,198
Morgan Stanley ABS Capital I, 2.935%, 10/25/36, (05/27/08)[4]	682,304	668,096
Morgan Stanley ABS Capital I, 2.945%, 10/25/36, (05/27/08)[4]	645,728	617,605
Morgan Stanley Ixic Real Estate Capital Trust, 2.945%, 11/25/36, (05/27/08)[4]	1,223,166	1,199,585
Option One Mortgage Loan Trust, 2.945%, 01/25/37, (05/27/08)[4]	1,447,074	1,401,313
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 3.155%, 09/25/35, (05/27/08)[4]	1,587,551	1,477,295
Residential Asset Mortgage Products, Inc., 2.965%, 11/25/36, (05/27/08)[4]	2,044,109	2,001,560
Residential Asset Securities Corp., 2.965%, 11/25/36, (05/27/08)[4]	4,219,839	4,046,594
Saxon Asset Securities Trust, 2.955%, 11/25/46, (05/27/08)[4]	617,738	600,196
SBAP, Series 2007-20K, Class 1, 5.510%, 11/01/27	5,300,000	5,413,469
Securitized Asset Backed Receivables LLC Trust, 2.955%, 12/25/36, (05/27/08)[4]	2,604,553	2,420,935
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 2.935%, 01/25/37, (05/27/08)[4]	2,342,437	2,247,673
Structured Asset Securities Corp., 2.945%, 10/25/36, (05/27/08)[4]	1,831,494	1,776,250
Structured Asset Securities Corp., 3.185%, 01/25/33, (05/27/08)[4]	77,557	66,218
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23	129,107	130,355
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	967,639	995,756
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	23,906	24,568
Total Asset-Backed Securities		52,487,570

The accompanying notes are an integral part of these financial statements.

6

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Finance - 33.2%
Allstate Life Global Funding Trusts, 5.375%, 04/30/13	$1,600,000		$1,625,828
American Express Bank FSB, 2.515%, 10/16/08, (06/16/08)[4]	3,100,000		3,094,031
American Express Bank FSB, 2.860%, 10/20/09, (05/20/08)[4]	2,300,000		2,267,011
American Express Centurion Bank, 2.610%, 06/12/09, (06/12/08)[4]	1,500,000		1,486,918
American Express Centurion Bank, 5.320%, 05/07/08	2,200,000		2,199,923
American Express Co., 7.000%, 03/19/18	1,000,000		1,077,605
American Express Credit Co., 2.681%, 11/09/09, (06/09/08)[4]	2,400,000		2,371,186
American International Group, Inc., 5.050%, 10/01/15	400,000		385,936
American International Group, Inc., 2.555%, 06/16/09, (06/16/08) (a)[4]	3,100,000		3,099,674
ANX National Bank, Ltd., 2.798%, 08/07/09, (08/08/08) (a)[4]	2,500,000		2,495,180
Bank of America Corp., 5.375%, 09/11/12	4,400,000	[2]	4,532,708
Bank of America Corp., 6.000%, 10/15/36	900,000		892,077
Bank of America Corp., 8.000%, 01/30/18[6]	27,300,000		27,821,075
Bank of Ireland, 2.589%, 12/19/08, (06/19/08)[4]	4,200,000		4,196,367
Bank of Ireland, 2.753%, 01/15/10, (07/15/08)[4]	7,400,000		7,275,747
Barclays Bank PLC, 5.450%, 09/12/12	17,300,000		17,651,069
Bear Stearns Companies, Inc., The, 2.786%, 03/30/09, (06/30/08)[4]	2,400,000		2,316,432
Bear Stearns Companies, Inc., The, 2.979%, 07/16/09, (07/16/08)[4]	1,600,000		1,543,299
Bear Stearns Companies, Inc., The, 3.160%, 08/21/09, (05/21/08)[4]	4,800,000		4,719,226
Bear Stearns Companies, Inc., The, 3.199%, 01/30/09, (07/30/08)[4]	2,700,000		2,666,750
Bear Stearns Companies, Inc., The, 6.950%, 08/10/12	5,800,000	[2]	6,088,538
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a)[5,6]	1,500,000	[2]	1,345,524
China Development Bank, 5.000%, 10/15/15	300,000		295,672
Chrysler Term Loan, 6.800%, 08/01/14, (06/17/08)[4]	5,970,000		5,448,455
CIT Group, Inc., 2.840%, 08/17/09, (08/19/08)[4]	2,400,000		2,082,492
CIT Group, Inc., 3.049%, 01/30/09, (07/30/08)[4]	5,400,000		4,955,245
Citigroup Capital XXI, 8.300%, 12/21/37[5]	1,200,000		1,228,537
Citigroup Funding, Inc., 2.606%, 06/26/09, (06/26/08)[4]	1,600,000		1,573,240
Citigroup Global Markets Holdings, Inc., 2.900%, 03/17/09, (06/17/08)[4]	2,200,000		2,182,510
Citigroup, Inc., 2.695%, 12/26/08, (06/27/08)[4]	5,000,000	[2]	4,974,025
Citigroup, Inc., 2.701%, 12/28/09, (06/30/08)[4]	300,000		293,960
Citigroup, Inc., 2.939%, 01/30/09, (07/30/08)[4]	2,500,000		2,485,575
Citigroup, Inc., 2.980%, 12/08/08, (06/09/08)[4]	400,000		397,530
Citigroup, Inc., 5.300%, 10/17/12	200,000		198,889
Citigroup, Inc., 5.500%, 08/27/12	500,000		501,354
Citigroup, Inc., 5.850%, 07/02/13	100,000		101,296
Citigroup, Inc., 6.000%, 08/15/17	4,200,000		4,227,968
Citigroup, Inc., 6.125%, 08/25/36	4,900,000	[2]	4,512,116
Credit Agricole (London), 3.090%, 05/28/09, (05/28/08) (a)[4]	1,900,000		1,901,302
Credit Agricole (London), 3.140%, 05/28/10, (05/28/08) (a)[4]	2,200,000		2,200,957
Deutsche Bank AG London, 6.000%, 09/01/17	5,000,000		5,241,165

The accompanying notes are an integral part of these financial statements.

7

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Finance - 33.2% (continued)
Ford Motor Credit Co. LLC, 5.800%, 01/12/09	$5,700,000		$5,574,418
Ford Motor Credit Co. LLC, 6.375%, 11/05/08	6,100,000		6,027,904
Ford Motor Credit Co. LLC, 7.250%, 10/25/11	200,000		180,246
Ford Motor Credit Co. LLC, 7.375%, 02/01/11	300,000	[2]	276,001
Ford Motor Credit Co. LLC, 7.875%, 06/15/10	2,000,000		1,904,568
GAZ Capital, 6.212%, 11/22/16 (a)	400,000		379,000
General Electric Capital Corp., 2.746%, 08/15/11, (08/15/08)[4]	3,600,000		3,482,604
General Electric Capital Corp., 2.768%, 01/05/09, (07/07/08) (a)[4]	2,500,000		2,498,802
General Electric Capital Corp., 2.888%, 01/20/10, (07/21/08)[4]	3,900,000		3,880,215
General Electric Capital Corp., 2.918%, 10/21/10, (07/21/08)[4]	5,000,000	[2]	4,961,190
General Electric Capital Corp., 2.937%, 10/26/09, (07/28/08)[4]	6,000,000		5,924,400
General Electric Capital Corp., 5.500%, 09/15/67 (a)[5]	€5,500,000		7,849,517
General Electric Capital Corp., 5.875%, 01/14/38	2,300,000		2,200,364
GMAC LLC, 6.000%, 12/15/11	400,000		317,226
GMAC LLC, 3.926%, 05/15/09, (08/15/08)[4]	3,200,000		2,920,259
Goldman Sachs Group, Inc., 2.639%, 12/23/08, (06/23/08)[4]	100,000		99,530
Goldman Sachs Group, Inc., 2.689%, 12/22/08, (06/23/08)[4]	8,800,000		8,740,917
Goldman Sachs Group, Inc., 2.689%, 06/23/09, (06/23/08)[4]	4,300,000		4,249,015
Goldman Sachs Group, Inc., 2.800%, 11/16/09, (08/18/08)[4]	1,300,000	[2]	1,281,898
Goldman Sachs Group, Inc., 5.950%, 01/18/18	4,800,000		4,799,582
Goldman Sachs Group, Inc., 6.150%, 04/01/18	2,000,000		2,026,830
Goldman Sachs Group, Inc., 6.250%, 09/01/17	3,200,000		3,275,533
Goodyear Tire & Rubber, 2nd Lien Term B Loan, 4.600%, 04/30/14[5]	2,000,000		1,900,000
HBOS PLC, 5.920%, 09/01/49 (a)[5,6]	400,000		305,848
HBOS Treasury Services PLC, 2.756%, 07/17/09, (07/17/08)[4]	3,600,000	[2]	3,597,012
HSBC Finance Corp., 2.876%, 10/21/09, (07/21/08)[4]	1,600,000		1,568,819
HSBC Finance Corp., 2.930%, 09/15/08, (06/16/08)[4]	5,900,000		5,870,512
HSBC Holdings PLC, 6.500%, 05/02/36	800,000		789,338
HSBC Holdings PLC, 6.500%, 09/15/37	900,000		885,429
ICICI Bank, Ltd., 3.250%, 01/12/10, (07/12/08) (a)[4]	3,400,000		3,276,233
JPMorgan Chase & Co., 2.937%, 06/26/09, (05/27/08)[4]	1,800,000		1,796,008
JPMorgan Chase & Co., 6.000%, 01/15/18	1,600,000		1,661,450
JPMorgan Chase Bank NA, 6.000%, 10/01/17	5,800,000		6,032,325
JPMorgan Chase Capital XX, 6.550%, 09/29/36	400,000	[2]	363,958
KBC Bank Fund Trust II, 6.875%, 06/30/49[5,6]	€1,900,000		2,963,642
Korea Development Bank, 2.824%, 04/03/10, (07/03/08)[4]	7,100,000		7,079,630
Lehman Brothers Holdings, Inc., 2.649%, 12/23/08, (06/23/08)[4]	200,000		195,827
Lehman Brothers Holdings, Inc., 2.774%, 04/03/09, (07/03/08)[4]	4,700,000		4,541,323
Lehman Brothers Holdings, Inc., 2.820%, 11/16/09, (08/18/08)[4]	1,200,000		1,149,730
Lehman Brothers Holdings, Inc., 2.953%, 07/18/11, (07/18/08)[4]	1,700,000		1,540,319
Lehman Brothers Holdings, Inc., 2.998%, 10/22/08, (07/22/08)[4]	3,900,000		3,887,926
Lehman Brothers Holdings, Inc., 3.232%, 05/25/10, (05/27/08)[4]	1,000,000		939,591

The accompanying notes are an integral part of these financial statements.

8

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Finance - 33.2% (continued)
Lehman Brothers Holdings, Inc., 5.625%, 01/24/13	$2,000,000		$1,972,690
Lehman Brothers Holdings, Inc., 6.875%, 05/02/18	600,000		614,749
Lloyds TSB Capital, 7.375%, 02/07/49[5,6]	€1,800,000		2,881,102
Merrill Lynch & Co., Inc., 2.768%, 08/14/09, (08/14/08)[4]	2,200,000		2,148,307
Merrill Lynch & Co., Inc., 2.960%, 10/23/08, (07/23/08)[4]	4,300,000		4,288,012
Merrill Lynch & Co., Inc., 3.120%, 07/25/11, (07/25/08)[4]	3,000,000		2,757,768
Merrill Lynch & Co., Inc., 3.138%, 12/04/09, (06/04/08)[4]	2,100,000		2,003,986
Merrill Lynch & Co., Inc., 6.400%, 08/28/17	2,300,000		2,301,564
Merrill Lynch & Co., Inc., 6.875%, 04/25/18	5,000,000		5,049,825
Met Life Global Funding I, 2.760%, 05/17/10, (07/25/08) (a)[4]	4,100,000		4,019,197
Metlife, Inc., 6.400%, 12/15/36	800,000	[2]	722,246
Morgan Stanley & Co., Inc., 2.803%, 01/15/10, (07/15/08)[4]	4,600,000		4,430,223
Morgan Stanley & Co., Inc., 2.840%, 11/21/08, (05/21/08)[4]	1,800,000		1,791,871
Morgan Stanley & Co., Inc., 2.844%, 02/09/09, (08/11/08)[4]	1,400,000		1,387,840
Morgan Stanley & Co., Inc., 5.950%, 12/28/17	1,800,000		1,786,232
Morgan Stanley & Co., Inc., 6.250%, 08/28/17	1,000,000		1,003,777
MUFG Capital Finance 1, Ltd., 6.346%, 07/29/49[5,6]	400,000		362,085
Petroleum Export Ltd. (Cayman), 5.265%, 06/15/11 (a)	216,435		217,325
Principal Life Income Funding Trust, 5.300%, 04/24/13	1,500,000		1,520,022
Principal Life Income Funding Trust, 5.550%, 04/27/15	2,300,000		2,288,116
Residential Capital LLC, 6.178%, 05/22/09, (05/22/08)[4]	2,500,000		1,656,250
Resona Bank Ltd., 5.850%, 04/15/49 (a)[5,6]	500,000		422,348
Royal Bank of Scotland Group PLC, 2.868%, 07/21/08, (07/21/08) (a)[4]	1,800,000		1,797,185
Royal Bank of Scotland Group PLC, 6.990%, 10/05/17 (a)[6]	2,600,000		2,390,435
Royal Bank of Scotland Group PLC, 9.118%, 03/31/49[6]	1,000,000		1,011,389
Santander, 6.671%, 10/29/49 (a)[5,6]	2,100,000	[2]	1,998,881
Santander US Floater, 2.659%, 09/19/08, (06/23/08)[4]	11,600,000		11,572,334
SMFG Preferred Capital, Ltd., 6.078%, 01/29/49 (a)[5,6]	1,100,000		985,809
State Street Capital Trust III, 8.250%, 03/15/11[6]	2,000,000		2,043,000
State Street Capital, 3.800%, 06/15/37, (06/15/08)[4]	300,000		228,879
TNK- BP Finance SA, 6.125%, 03/20/12	400,000		385,000
UBS AG, 5.750%, 04/25/18	1,300,000		1,300,432
UBS AG, Series DPNT, 5.875%, 12/20/17	1,400,000		1,430,100
Unicredito Luxembourg Finance SA, 2.970%, 10/24/08, (07/24/08) (a)[4]	10,900,000		10,888,958
USB CAPITAL IX, 6.189%, 03/29/45[5,6]	300,000		228,142
Verizon Idearc, Inc., Term B Loan, 4.850%, 11/17/14[5]	5,233,750		4,330,928
Wachovia Corp., 2.843%, 10/15/11, (07/15/08)[4]	2,300,000		2,172,320
Wachovia Corp., 3.126%, 12/01/09, (06/02/08)[4]	4,500,000		4,419,378
Wachovia Corp., 5.750%, 02/01/18	4,400,000		4,392,230
Wachovia Corp., 7.980%, 02/28/49[5,6]	21,200,000		20,921,877
Westpac Banking Corp. NY, 2.684%, 06/06/08	1,400,000		1,399,850
Total Finance			388,671,993

The accompanying notes are an integral part of these financial statements.

9

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 7.3%
Amgen, Inc., 3.170%, 11/28/08, (05/28/08)[4]	$4,400,000		$4,383,522
AstraZeneca PLC, 5.900%, 09/15/17	800,000		848,578
AstraZeneca PLC, 6.450%, 09/15/37	700,000		758,937
AT&T, Inc., 2.884%, 02/05/10, (08/05/08)[4]	1,200,000		1,193,790
AT&T, Inc., 4.950%, 01/15/13	1,700,000		1,712,973
AT&T, Inc., 5.500%, 02/01/18	1,700,000	[2]	1,702,890
AT&T, Inc., 6.300%, 01/15/38	1,200,000		1,202,108
BellSouth Corp., 2.776%, 08/15/08, (08/15/08)[4]	3,600,000		3,595,723
Codelco, Inc., 6.150%, 10/24/36 (a)	300,000		293,062
Comcast Corp., 5.875%, 02/15/18	600,000		599,452
Comcast Corp., 6.450%, 03/15/37	600,000		598,690
DaimlerChrysler NA Holdings, 3.218%, 03/13/09, (06/13/08)[4]	2,900,000		2,878,209
DaimlerChrysler NA Holdings, 3.234%, 08/03/09, (08/04/08)[4]	2,200,000		2,168,188
DnB NOR Bank ASA, 2.780%, 10/13/09, (07/14/08) (a)[4]	13,100,000		13,106,668
General Electric, 2.928%, 01/08/16, (07/08/08)[4]	1,000,000		925,197
Heinz (H.J.) Co., 6.428%, 12/01/08 (a)	400,000		404,945
IBM Corp., 5.700%, 09/14/17	16,100,000		16,804,552
NGPL Pipeco LLC, 6.514%, 12/15/12 (a)	1,800,000		1,855,971
Peabody Energy Corp., 7.875%, 11/01/26	700,000		729,750
Qwest Capital Funding, Inc., 7.250%, 02/15/11	1,813,000		1,785,805
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)	900,000		834,837
Rohm & Haas Holdings, 6.000%, 09/15/17	1,100,000		1,120,797
Salomon Brothers, 10.500%, 10/21/09	2,100,000		2,294,250
Sonat Inc., 7.625%, 07/15/11	1,300,000		1,371,144
Telefonica Emisiones SAU, 2.842%, 06/19/09, (06/20/08)[4]	3,000,000		2,968,380
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000		6,154,863
Time Warner, Inc., 2.915%, 11/13/09, (08/13/08)[4]	2,000,000		1,930,502
Time Warner, Inc., 5.875%, 11/15/16	1,200,000		1,171,652
UnitedHealth Group, Inc., 4.875%, 02/15/13	1,600,000		1,529,525
Vale Overseas, Ltd., 6.250%, 01/23/17	500,000		513,750
Vale Overseas, Ltd., 6.875%, 11/01/36	500,000	[2]	507,300
VTB Capital SA., 3.384%, 08/01/08, (a)[4]	2,200,000		2,200,000
Wal-Mart Stores, Inc., 2.700%, 06/16/08[4]	5,100,000		5,099,077
Total Industrials			85,245,087
Mortgage-Backed Securities - 10.7%
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (06/01/08) (a)[4]	1,042,656		948,880
Banc of America Funding Corp., 4.118%, 05/25/35[5]	1,512,034		1,412,243
Bear Stearns Adjustable Rate Mortgage Trust, 5.037%, 04/25/33[5]	846,987		813,312
Bear Stearns Adjustable Rate Mortgage Trust, 5.612%, 02/25/33[5]	202,702		189,194
Bear Stearns Adjustable Rate Mortgage Trust, 6.024%, 11/25/30[5]	44,771		42,421
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 4.125%, 03/25/35, (06/01/08)[4]	21,004,353		20,132,803

The accompanying notes are an integral part of these financial statements.

10

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 10.7% (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 4.125%, 03/25/35, (06/01/08)[4]	$20,279,703	$19,407,970
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 4.550%, 08/25/35, (06/01/08)[4]	24,292,279	23,128,924
Bear Stearns Alt-A Trust, 5.371%, 05/25/35[5]	2,028,214	1,771,754
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 5.706%, 09/25/35[5]	981,625	827,329
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50	2,800,000	2,761,446
Bear Stearns Mortgage Funding Trust, 2.965%, 02/25/37, (05/27/08)[4]	3,471,525	3,047,833
Citigroup Series 2005-1, Class A1, 4.700%, 12/25/35, (06/01/08)[4]	619,755	602,467
Citigroup Commercial Mortgage Trust, 2.584%, 08/15/21, (05/15/08) (a)[4]	165,677	154,997
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class 2A1, 4.748%, 08/25/35, (10/25/08)[4]	13,739,639	13,071,870
Countrywide Alternative Loan Trust, 3.075%, 05/25/47, (05/27/08)[4]	1,758,924	1,369,454
Countrywide Home Loans, Inc., Asset Backed Certificates, 5.250%, 02/20/36, (09/20/10)[4]	641,425	527,165
Greenpoint Mortgage Funding Trust, 2.975%, 10/25/46, (05/27/08)[4]	1,976,793	1,736,667
Greenpoint Mortgage Funding Trust, 2.975%, 01/25/47, (05/27/08)[4]	2,081,441	1,983,435
GS Mortgage Securities Corp. II, 2.814%, 03/06/20, (06/06/08) (a)[4]	2,316,771	2,145,376
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.249%, 11/25/35 (a)[5]	2,382,037	2,227,058
Impac Secured Assets Corp, 2.975%, 01/25/37, (05/27/08)[4]	1,162,584	1,077,918
Indymac Index Mortgage Loan Trust, 2.985%, 11/25/46, (05/27/08)[4]	1,191,456	1,114,609
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 5.195%. 01/25/36[5]	2,794,871	2,197,285
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.023%, 02/25/35[5]	1,712,612	1,606,662
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9, Class A3, 5.336%, 05/15/47	2,100,000	2,039,899
Lehman Brothers Floating Rate Commercial Mortgage Trust, 2.594%, 09/15/21, (05/15/08) (a)[4]	400,448	377,376
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 3.105%, 02/25/36, (05/25/08)[4]	1,056,693	851,950
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 3.145%, 11/25/35, (05/25/08)[4]	308,238	278,717
Prime Mortgage Trust, 3.295%, 02/25/19, (05/25/08)[4]	79,493	75,266
Prime Mortgage Trust, 3.295%, 02/25/34, (05/25/08)[4]	405,512	366,625
Structured Asset Mortgage Investments, Inc., 3.130%, 09/19/32, (05/19/08)[4]	523,217	476,878
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 3.050%, 07/19/35, (05/19/08)[4]	1,168,064	1,054,977
Structured Asset Securities Corp., 5.485%, 10/25/35 (a)[5]	1,817,181	1,579,175
Structured Asset Securities Corp., 6.250%, 01/25/32	29,235	28,295
Thornburg Mortgage Securities Trust, 3.005%, 12/25/46, (05/27/08)[4]	1,693,573	1,608,184
Wachovia Bank Commercial Mortgage Trust, 2.594%, 06/15/20, (05/15/08) (a)[4]	3,021,684	2,789,125
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A Class A1, 2.604%, 09/15/21, (05/15/08) (a)[4]	5,832,377	5,487,279
Washington Mutual MSC Mortgage Pass-Through, 6.773%, 02/25/31 (a)	69,331	67,830
Washington Mutual, 5.276%, 11/25/42, (06/01/08)[4]	264,955	248,557
Washington Mutual, Series 2005-AR13, Class A1A1, 3.185%, 10/25/45, (05/25/08)[4]	435,932	353,870
Wells Fargo Mortgaged Backed Securities, Series 2006-AR2, Class 2A1, 4.950%, 03/25/36[5]	2,692,946	2,580,842
Total Mortgage-Backed Securities		124,563,917

The accompanying notes are an integral part of these financial statements.

11

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Utilities - 0.7%
Enel Finance International SA, 6.800%, 09/15/37 (a)		$5,800,000	$6,021,467
Transocean, Inc., 3.214%, 09/05/08, (06/05/08)[4]		2,200,000	2,195,587
Total Utilities			8,217,054
Total Corporate Bonds (cost $667,728,409)			659,185,621
Foreign Government and Agency Obligations - 0.3%
Republic of Brazil, 10.250%, 01/10/28	R$	1,250,000	669,294
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)		300,000	293,541
Export-Import Bank of Korea, 3.166%, 06/01/09, (06/02/08)[4]		2,700,000	2,704,288
Total Foreign Government and Agency Obligations (cost $3,716,338)			3,667,123
U.S. Government and Agency Obligations - 79.5%
Federal Home Loan Mortgage Corporation - 14.8%
FHLMC, 2.664%, 07/15/19 to 08/15/19, (05/15/08)[4]		16,809,508	16,478,497
FHLMC, 2.644%, 10/15/20, (05/15/08)[4]		18,531,389	18,148,499
FHLMC, 2.744%, 02/15/19, (05/15/08)[4]		12,580,282	12,332,434
FHLMC, 2.814%, 05/15/36, (05/15/08)[4]		1,655,187	1,638,332
FHLMC, 3.014%, 09/15/30, (05/15/08)[4]		65,231	64,451
FHLMC, 4.853%, 11/01/34, (09/01/09)[4]		3,871,630	3,979,199
FHLMC, 5.000%, 10/01/18 to 11/01/18		1,820,803	1,841,323
FHLMC, 5.500%, TBA		68,000,000	68,435,608
FHLMC, 5.500%, 01/01/37		3,756,807	3,786,211
FHLMC, 6.000%, 02/01/16 to 09/01/16		232,432	240,119
FHLMC, 6.500%, 01/01/26 to 08/15/31		12,188,112	12,749,283
FHLMC, 7.000%, 11/15/20		34,426	35,883
FHLMC, 7.500%, 08/15/30		422,781	454,511
FHLMC, 7.815%, 07/01/30		3,704	3,767
FHLMC Gold Pool, 4.500%, 02/01/14		271,987	272,913
FHLMC Gold Pool, 6.000%, 05/01/16		28,689	29,639
FHLMC Gold Pool, 6.000%, TBA		31,300,000	32,018,930
FHLMC Structured Pass Through Securities, 4.219%, 02/25/45[4]		221,381	209,470
Total Federal Home Loan Mortgage Corporation			172,719,069
Federal National Mortgage Association - 62.8%
FNMA, 2.955%, 12/25/36		1,105,217	1,065,924
FNMA, 3.500%, 07/01/11		492,237	490,405
FNMA, 4.000%, 05/01/14		338,780	335,418
FNMA, 4.500%, 05/01/21		149,983	148,290
FNMA, 4.635%, 09/01/35, (08/01/10)[4]		4,035,945	4,076,583
FNMA, 4.665%, 05/25/35[5]		500,000	504,189
FNMA, 4.834%, 06/01/35, (06/01/10)[4]		6,788,334	6,879,075
FNMA, 5.000%, TBA		169,200,000	166,212,605
FNMA, 5.000%, 12/01/16 to 09/01/35		65,181,577	65,295,106

The accompanying notes are an integral part of these financial statements.

12

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Federal National Mortgage Association - 62.8% (continued)
FNMA, 5.194%, 05/01/36	$1,125,961		$1,131,901
FNMA, 5.243%, 05/01/36	1,985,088		1,995,593
FNMA, 5.500%, TBA	156,700,000		157,556,992
FNMA, 5.500%, 12/01/16 to 08/01/37	197,778,431		199,421,841
FNMA, 5.864%, 07/01/44, (06/01/08)[4]	406,428		410,397
FNMA, 6.000%, TBA	73,700,000		75,346,753
FNMA, 6.000%, 04/01/16 to 12/01/37	43,203,716		44,244,367
FNMA, 6.500%, 11/01/35 to 11/01/37	7,791,317		8,072,024
FNMA Whole Loan, Series 2003-W1, Class 1a1, 6.500%, 12/25/42	385,288		396,508
FNMA, 7.200%, 05/25/23	936,308		993,049
Total Federal National Mortgage Association			734,577,020
Government National Mortgage Association - 1.1%
GNMA, 5.125%, 11/20/24 to 11/20/29	435,260		437,289
GNMA, 5.375%, 03/20/24	50,652		51,491
GNMA, 5.625%, 08/20/25	33,683		33,977
GNMA, 6.000%, 05/15/37 to 06/15/37	2,789,164		2,870,239
GNMA, 6.375%, 04/20/21	10,302		10,464
GNMA, 6.500%, 06/20/28	1,172,648		1,217,263
GNMA, 6.750%, 10/16/40	8,332,961		8,723,423
Total Government National Mortgage Association			13,344,146
United States Treasury Securities - 0.8%
U.S. Treasury Bills, 1.234% 06/26/08	8,300,000		8,798,008
U.S. Treasury Notes, 4.500%, 05/15/17	750,000		748,536
Total United States Treasury Securities			9,546,544
Total U.S. Government and Agency Obligations (cost $928,295,886)			930,186,779
Municipal Bonds - 1.3%	2,600,000		2,618,485
Buckeye Tobacco Settlement Financing Authority, Class A-2, 5.875%, 06/01/30	1,000,000		941,710
Los Angeles, CA Unified School District, Series A-1, 4.500%, 07/01/22	3,600,000		3,642,948
State of California, 5.000%, 06/01/32	6,600,000		6,609,306
State of Texas, Transportation Commision-Mobility Fund, Series A, 4.750%, 04/01/35	1,200,000		1,187,364
Truckee Meadows, NV Water Authority Revenue, Series A, 5.000%, 07/01/36 (MBIA Insured)[5]	67,000		69,519
Total Municipal Bonds (cost $14,445,688)			15,069,332

	Shares
Municipal Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500		330,750
DWS Municipal Income Trust	55,000		588,500
MFS Municipal Income Trust	53,800	[2]	401,886
Nuveen Performance Plus Municipal Fund	55,000		733,700
Nuveen Premium Income Municipal Fund II	55,000		725,450
Nuveen Premium Income Municipal Fund IV	55,000		630,300
Nuveen Quality Income Municipal Fund	55,000		740,850

The accompanying notes are an integral part of these financial statements.

13

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Municipal Funds - 0.5% (continued)
Putnam Municipal Opportunities Trust	33,648		$374,166
Van Kampen Municipal Income II	61,796	[2]	755,147
Van Kampen Trust for Investment Grade Municipals	55,000		773,300
Total Municipal Funds (cost $6,544,612)			6,054,049
Preferred Stock - 1.3%
Bank of America Corp., Series L, 7.250%, 04/30/38	9,000		9,882,000
DG Funding Trust, 4.946%, 12/31/07(a)[5]	573		5,747,906
Total Preferred Stock (cost $15,037,773)			15,629,906
	Notional Amount
Options and Swaptions - 0.2%
3-Month USD-LIBOR-BBA (Call), 3.150%, 12/15/08	$209,100,000		1,164,153
3-Month USD-LIBOR-BBA (Call), 3.150%, 12/15/08	15,300,000		85,182
3-Month USD-LIBOR-BBA (Call), 3.150%, 02/02/09	110,400,000		619,032
3-Month USD-LIBOR-BBA (Call), 5.526%, 02/25/45 (06/01/08)[4]	6,100,000		43,897
3-Month USD-LIBOR-BBA (Call), 3.500%, 02/02/09	72,900,000		611,451
3-Month USD-LIBOR-BBA (Call), 3.600%, 07/07/11	16,100,000		135,947
3-Month USD-LIBOR-BBA (Call), 3.850%, 08/03/09	3,700,000		39,388
Total Options and Swaptions (cost $4,254,700)			2,699,050
Short-Term Investments - 4.0%
	Shares
Other Investment Companies - 2.5%[1]
Bank of New York Institutional Cash Reserves Fund, 2.72%[3]	17,743,986		17,743,986
Dreyfus Cash Management Fund, Institutional Class Shares, 2.89%	10,874,054		10,874,054
Total Other Investment Companies			28,618,040
	Principal Amount
Repurchase Agreements - 1.5%
dated 04/30/08, due 05/01/08, 1.90%, total to be received $17,800,939 (secured by $18,066,839 U.S. Treasury Inflation Indexed Bonds, 3.000%, 07/15/12)	$17,800,000		17,800,000
Total Short-Term Investments (cost $46,418,040)			46,418,040
Total Investments - 143.5% (cost $1,686,441,446)			1,678,909,900
Other Assets, less Liabilities - (43.5)%			(509,269,735)
Net Assets - 100%			$1,169,640,165

Note: Based on the cost of investments of $1,686,475,102 for Federal income tax purposes at April 30, 2008, the aggregate gross unrealized appreciation and depreciation were $14,896,553 and $22,461,755, respectively, resulting in net unrealized depreciation of investments of $7,565,202.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2008, the value of these securities amounted to $107,341,709, or 9.2% of net assets.
[1]	Yield shown for an investment company represents the April 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares, amounting to a market value of $17,500,589, or 1.5% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Floating Rate Security. The rate listed is as of April 30, 2008. Date in parenthesis represents the security’s next coupon rate reset.
[5]	Variable Rate Security. The rate listed is as of April 30, 2008 and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Perpetuity Bond. The date shown is the final call date.
[7]	Security held as collateral for swap contracts, amounting to a market value of $748,536, or 0.06% of net assets.

Investment Definitions and Abbreviations:

BBA:	British Banker’s Association
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
LIBOR:	London Inter-Bank Offered Rate
TBA:	To Be Announced
USD:	United States Dollar

Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD): € : Euro

The accompanying notes are an integral part of these financial statements.

14

Managers Fremont Bond Fund

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $17,500,589)	$1,678,909,900
Cash	11,092,717
Foreign currency**	1,434,752
Receivable for investments sold	36,089,669
Receivable for delayed delivery securities sold	92,443,597
Receivable for Fund shares sold	5,099,654
Swaps at value, long (premiums paid $385,031,232)	512,691,507
Variation margin receivable	1,070,834
Unrealized appreciation on foreign currency contracts	7,373,365
Dividends, interest and other receivables	7,032,018
Prepaid expenses	39,776

Total assets	2,353,277,789

Liabilities:
Payable for investments purchased	24,635,033
Payable for delayed delivery investments purchased	540,583,423
Payable for investments sold short, at value (proceeds $70,193,612)	71,466,463
Payable for TBA sale commitments, at value (proceeds $2,764,969)	2,773,829
Payable for Fund shares repurchased	3,060,712
Payable upon return of securities loaned	17,743,986
Options written (premiums received $5,431,804)	3,989,904
Variation margin payable	382,591
Swaps at value, short (premiums received $386,699,875)	514,699,551
Unrealized depreciation on foreign currency contracts	2,861,364
Dividends payable to shareholders	403,927
Accrued expenses:
Investment advisory and management fees	319,991
Administrative fees	205,867
Other	510,983

Total liabilities	1,183,637,624

Net Assets	$1,169,640,165

Shares outstanding	109,030,786

Net asset value, offering and redemption price per share	$10.73

Net Assets Represent:
Paid-in capital	$1,121,254,314
Undistributed net investment loss	(7,548,934)
Accumulated net realized gain from investments, options, futures, swaps, foreign currency contracts and transactions	45,293,951
Net unrealized appreciation of investments, options, futures, swaps, foreign currency contracts and translations	10,640,834

Net Assets	$1,169,640,165

* Investments at cost	$1,686,441,446
** Foreign currency at cost	$1,432,590

The accompanying notes are an integral part of these financial statements.

15

Managers Fremont Bond Fund

Statement of Operations

For the six months ended April 30, 2008 (unaudited)

Investment Income:
Interest income	$32,384,492
Dividend income	533,047
Securities lending fees	60,654

Total investment income	32,978,193

Expenses:
Investment advisory and management fees	2,549,038
Administrative fees	1,593,149
Transfer agent fees	178,379
Custodian fees	163,026
Professional fees	122,620
Trustees fees and expenses	35,068
Reports to shareholders	34,087
Insurance	34,053
Registration fees	14,198
Miscellaneous	6,940

Total expenses before offsets	4,730,558

Expense reimbursements	(571,607)
Fee waivers	(318,630)
Expense reductions	(16,764)

Net expenses	3,823,557

Net investment income	29,154,636

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments, options, futures, and swap transactions	47,126,865
Net realized gain on foreign currency contracts and transactions	5,462,496
Net unrealized depreciation of investments, options, futures, swaps, foreign currency contracts and translations	(10,654,139)

Net realized and unrealized gain	41,935,222

Net increase in net assets resulting from operations	$71,089,858

The accompanying notes are an integral part of these financial statements.

16

Managers Fremont Bond Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2008 (unaudited) and for the fiscal year ended October 31, 2007

	2008	2007
Increase (Decrease) in Net Assets From Operations:
Net investment income	$29,154,636	$56,403,318
Net realized gain (loss) on investments, options, futures, swaps, foreign currency contracts and transactions	52,589,361	(6,920,374)
Net unrealized appreciation (depreciation) of investments, options, futures, swaps, foreign currency contracts and translations	(10,654,139)	17,679,216

Net increase in net assets resulting from operations	71,089,858	67,162,160

Distributions to Shareholders:
From net investment income	(34,994,473)	(56,156,859)

From Capital Share Transactions:
Proceeds from the sale of shares	247,056,996	226,861,632
Reinvestment of dividends	33,104,093	52,581,882
Cost of shares repurchased	(353,688,606)	(246,627,792)

Net increase (decrease) from capital share transactions	(73,527,517)	32,815,721

Total increase (decrease) in net assets	(37,432,132)	43,821,022

Net Assets:
Beginning of period	1,207,072,297	1,163,251,275

End of period	$1,169,640,165	$1,207,072,297

End of period undistributed net investment loss	$(7,548,934)	$(1,709,097)

Share Transactions:
Sale of shares	23,038,569	22,117,028
Shares issued in connection with reinvestment of dividends	3,119,164	5,134,152
Shares repurchased	(33,067,980)	(24,153,549)

Net increase (decrease) in shares	(6,910,247)	3,097,631

The accompanying notes are an integral part of these financial statements.

17

Managers Fremont Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2008 (unaudited)	For the fiscal year ended October 31,
		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.41	$10.31	$10.31	$10.79	$10.43	$10.51

Income from Investment Operations:
Net investment income	0.24	0.47	0.47	0.37	0.24	0.27
Net realized and unrealized gain (loss) on investments	0.37	0.13	(0.00)[5]	(0.17)	0.42	0.36

Total from investment operations	0.61	0.60	0.47	0.20	0.66	0.63

Less Distributions to Shareholders from:
Net investment income	(0.29)	(0.50)	(0.47)	(0.35)	(0.25)	(0.37)
Net realized gain on investments	—	—	—	(0.33)	(0.05)	(0.34)

Total distributions to shareholders	(0.29)	(0.50)	(0.47)	(0.68)	(0.30)	(0.71)

Net Asset Value, End of Period	$10.73	$10.41	$10.31	$10.31	$10.79	$10.43

Total Return[1]	5.93%[2]	5.96%	4.75%	2.00%	6.45%	6.20%

Ratio of net operating expenses to average net assets	0.60%[3]	0.60%	0.60%	0.60%	0.60%	0.61%
Ratio of net investment income to average net assets[1]	4.58%[3]	4.86%	4.72%	3.43%	2.24%	2.81%
Portfolio turnover	197%[2]	249%	244%	392%	113%	85%
Net assets at end of period (000’s omitted)	$1,169,640	$1,207,072	$1,163,251	$971,130	$852,799	$852,076

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets	0.74%[3]	0.77%	0.77%	0.72%	0.69%	0.66%
Ratio of net investment income to average net assets	4.43%[3]	4.69%	4.55%	3.31%	2.15%	2.76%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not Annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Rounds to less than ($0.01) per share.

18

Managers Fremont Bond Fund

Notes to Financial Statements

April 30, 2008 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers Fremont Bond Fund (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. Under certain circumstances, the value of each Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in a Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated.

Fixed income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 30, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Managers Fremont Bond
Level 1	$53,001,045	$1,071,888,150
Level 2	1,625,908,855	(71,842,677)
Level 3	—	106,342

Total	$1,678,909,900	$1,000,151,815

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

19

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of October 31, 2007	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	106,342
Balance as of April 30, 2008	—	—

Total	$0	$106,342

Net change in unrealized appreciation/depreciation from Investments still held as of April 30, 2008	$0	$0

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended April 30, 2008, the custodian expense was reduced by $2,913.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the Federal funds rate on the day of the overdraft. For the six months ended April 30, 2008, the Fund had no overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, PFPC Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2008, the transfer agent expense was reduced by $13,851.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimburseable expenses such as interest and taxes, if any.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Loss Carryovers

As of April 30, 2008, the Fund had accumulated net realized capital loss carryovers of $151,009. This amount may be used for Federal income tax purposes to offset future realized capital gains, if any, through October 31, 2014.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2008, certain unaffiliated shareholders of record, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: 2 collectively own 37.7%. Transactions by these shareholders may have a material impact on the Fund.

h.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2008, the market value of repurchase agreements outstanding was $17,800,000.

20

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

i.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j.	Securities Transacted on a When Issued Basis

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. The Fund had the following TBA sale commitments outstanding as of April 30, 2008:

Principal Amount	Security	Current Liability
$2,700,000	GNMA, 6.000%	$2,773,829

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement dated January 15, 2005, under which Managers Investment Group LLC (the “Investment Manager”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Fund. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets for the six months ended April 30, 2008, was 0.40%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% per annum. For the six months ended April 30, 2008, the Administrator voluntarily agreed to waive 0.05% of its fee amounting to $318,630. During the six months ended April 30, 2008, the Fund paid administration fees of $1,274,519, net of waivers.

The Investment Manager has contractually agreed, through at least March 1, 2009, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage costs, acquired fund fees and expenses, interest, taxes and extraordinary expenses) of the Fund exceed 0.60% of the Fund’s average daily net assets.

As of January 15, 2005, the Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated contractual expense limitation percentages of that Fund’s average daily net assets. For the six months ended April 30, 2008, the Fund made no such repayments to the Investment Manager. At April 30, 2008, the cumulative amount of expense reimbursement by the Investment Manager subject to repayment by the Fund equaled $3,492,530.

Prior to July 1, 2007, the aggregate annual retainer paid to each Independent Trustee was $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. Effective July 1, 2007, the aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. (Prior to July 1, 2007, the Independent Chairman received an additional payment of $10,000 per year). The Chairman of the Audit Committee receives an additional payment of $5,000 per year. (Prior to July 1, 2007, the Chairman of the Audit Committee received an additional payment of $2,000 per year). The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (“MDI”) a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

21

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2008, were $3,923,638,356 and $3,911,457,281, respectively. Purchases and sales of U.S. Government securities for the six months ended April 30, 2008, were $3,790,810,631 and $3,819,313,629, respectively.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Security lending fees include earnings of such temporary cash investments, plus or minus any rebate. Earnings (after any rebate) then are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Futures Contracts Held or Issued

The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

At April 30, 2008, the Fund had the following open futures contracts:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
Eur-Schatz	54	Short	06/08	$94,990
3-Month Eur-Euribor	61	Long	06/08	23,209
3-Month Pound Sterling	1,671	Long	06/08-12/09	1,289,154
3-Month Eurodollar	3,249	Long	06/08-03/10	11,327,650
2-Year U.S. Treasury Note	516	Short	06/08	851,297
5-Year U.S. Treasury Note	521	Short	06/08	561,607
10-Year U.S. Treasury Note	423	Long	06/08	(340,430)

Total				$13,807,477

22

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

8.	Interest Rate Caps, Swap Contracts and Options

The Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase and write (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counterparty, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract.

At April 30, 2008, the Fund had the following open swap contracts:

Pay	Receive	Maturity	Notional Amount		Unrealized Gain/(Loss)
Interest Rate Swaps
6-Month EUR-EURIBOR-Telerate	Fixed Rate 4.000%	06/15/18		€4,200,000	$(299,955)
6-Month EUR-EURIBOR-Telerate	Fixed Rate 4.000%	06/18/10		€8,200,000	(107,385)
6-Month EUR-EURIBOR	Fixed Rate 4.000%	03/20/09		€3,300,000	(32,103)
6-Month EUR-EURIBOR	Fixed Rate 5.000%	12/19/09		€8,500,000	82,361
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.950%	03/30/12		€1,200,000	(40,786)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.955%	03/28/12		€1,000,000	(33,374)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	03/30/12		€800,000	(26,133)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	04/05/12		€400,000	(13,992)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.103%	10/15/10		€3,900,000	(9,750)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.146%	10/15/10		€1,000,000	1,543
Mexican Interbank Equilibrium Interest Rate	Fixed Rate 7.780%	04/03/12	M$	15,200,000	(18,787)
Mexican Interbank Equilibrium Interest Rate	Fixed Rate 8.170%	11/04/16	M$	4,300,000	(5,628)
6-Month GBP-LIBOR-BBA	Fixed Rate 4.750%	09/17/13		£1,600,000	(64,672)
6-Month GBP-LIBOR-BBA	Fixed Rate 4.750%	09/17/13		£1,600,000	(64,672)
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	03/20/09		£4,400,000	26,930
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	09/17/13		£2,200,000	(42,429)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	06/15/09		£1,000,000	(10,801)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	06/15/09		£5,000,000	(54,003)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	06/15/09		£9,800,000	(105,845)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	09/17/13		£2,900,000	(55,929)
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	12/20/08		£8,300,000	36,312
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	12/20/08		£5,000,000	21,875
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	03/20/09		£4,700,000	28,766

23

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

Pay	Receive	Maturity	Notional Amount		Unrealized Gain/(Loss)
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	06/19/09		£6,600,000	$74,730
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	06/19/09		£23,400,000	264,950
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	12/19/09		£2,400,000	45,042
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	06/18/18		$700,000	11,248
Fixed Rate 4.000%	3-Month USD-LIBOR-BBA	06/18/13		$1,500,000	(10,618)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	06/18/18		$2,200,000	(106,338)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	06/18/18		$24,000,000	(1,160,048)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	06/18/38		$2,300,000	(55,657)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	06/18/38		$800,000	(19,359)
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/35		£1,100,000	80,434
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£1,200,000	264,130
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£3,500,000	770,380
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£1,900,000	418,206
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£1,300,000	286,141
Fixed Rate 5.000%	6-Month GBP-LIBOR-BBA	12/19/37		£300,000	(27,727)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	06/18/38		$5,300,000	(128,254)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	06/18/38		$2,300,000	(55,657)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	06/18/38		$5,100,000	(123,414)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	06/18/15		$7,300,000	(384,347)
Fixed Rate 5.500%	6-Month GBP-LIBOR-BBA	12/15/36		£1,600,000	(376,001)
Fixed Rate 5.500%	6-Month GBP-LIBOR-BBA	12/15/36		£400,000	(94,000)
6-Month JPY-LIBOR-BBA	Fixed Rate 2.000%	12/19/17		¥150,000,000	36,113
6-Month JPY-LIBOR-BBA	Fixed Rate 2.000%	12/19/17		¥300,000,000	72,226
Fixed Rate 6.500%	6-Month Australian Bank Bill Rate	03/20/18	A$	5,200,000	61,046
3-Month Australian Bank Bill Rate	Fixed Rate 7.000%	09/15/09	A$	35,700,000	(219,616)
3-Month Australian Bank Bill Rate	Fixed Rate 7.500%	03/15/10	A$	2,300,000	(815)
6-Month Australian Bank Bill Rate	Fixed Rate 7.000%	03/20/13	A$	3,800,000	(74,196)
6-Month Australian Bank Bill Rate	Fixed Rate 7.500%	03/15/11	A$	14,800,000	(3,361)
ICAP CMM FRA Fixing Rate	Fixed Rate 5.000%	02/20/09		$3,300,000	121,683
ICAP CMM FRA Fixing Rate	Fixed Rate 5.500%	05/21/09		$4,000,000	(41,423)
Fixed Rate 0.7625%	USD Swap Spread Semi 2 YR	02/05/09		$9,700,000	32,502
Fixed Rate 0.710%	USD Swap Spread Semi 5 YR	02/05/09		$4,800,000	(6,420)
Credit Default Swaps
Federative Republic of Brazil Bond	Fixed Rate 1.520%	01/20/17		$3,000,000	(296)
Federative Republic of Brazil Bond	Fixed Rate 1.950%	08/20/16		$3,500,000	106,559
Petroleos Mexicanos, 9.500%, 09/15/27	Fixed Rate 0.620%	08/20/11		$3,500,000	(18,121)
Republic of Indonesia Bond	Fixed Rate 0.400%	12/20/08		$800,000	(2,788)
Republic of Panama Bond	Fixed Rate 1.250%	01/20/17		$200,000	(5,586)
Russian Federation Bond	Fixed Rate 0.495%	08/20/11		$3,500,000	(45,641)
Ukraine Government Bond	Fixed Rate 0.700%	12/20/08		$2,000,000	(10,075)
Ukraine Government Bond	Fixed Rate 0.710%	12/20/08		$2,000,000	(9,946)
United Mexican States Bond	Fixed Rate 0.650%	01/20/17		$1,000,000	(25,652)

24

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

Pay	Receive	Maturity	Notional Amount		Unrealized Gain/(Loss)
Zero Coupon Swaps
Brazil Interbank Deposit Rate	Fixed Rate 11.980%	01/02/12	R$	5,800,000	$(113,409)
Brazil Interbank Deposit Rate	Fixed Rate 10.575%	01/02/12	R$	8,200,000	(345,652)
Brazil Interbank Deposit Rate	Fixed Rate 11.360%	01/04/10	R$	5,500,000	(101,775)
Brazil Interbank Deposit Rate	Fixed Rate 11.430%	01/04/10	R$	3,600,000	(63,448)
Brazil Interbank Deposit Rate	Fixed Rate 11.465%	01/04/10	R$	1,400,000	(24,075)
Brazil Interbank Deposit Rate	Fixed Rate 12.410%	01/04/10	R$	2,800,000	(16,859)
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	01/02/12	R$	3,400,000	(41,558)
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	01/02/12	R$	3,400,000	(41,558)
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	01/02/12	R$	7,300,000	(89,227)
Brazil Interbank Deposit Rate	Fixed Rate 12.670%	01/04/10	R$	2,800,000	(16,583)
Brazil Interbank Deposit Rate	Fixed Rate 12.780%	01/04/10	R$	5,000,000	(7,101)
Brazil Interbank Deposit Rate	Fixed Rate 12.948%	01/04/10	R$	2,100,000	1,624

Total					$(2,008,044)

$:	U.S. Dollar	€:	Euro	R$:	Brazilian Real
£:	British Pound	¥:	Japanese Yen	M$:	Mexican Peso
A$:	Australian Dollar

For the six months ended April 30, 2008, the Fund paid and received premiums of $385,031,232 and $386,699,875, respectively, on swap contracts. At April 30, 2008, the unrealized depreciation (net of premiums) on open swap contracts was $339,402.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At April 30, 2008, the following written options were outstanding:

Name	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/(Loss)
10-Year U.S. Treasury Notes (Put)	10	116.00	05/23/08	$(1,431)
10-Year U.S. Treasury Notes (Put)	603	114.00	05/23/08	623,711
10-Year U.S. Treasury Notes (Call)	421	118.00	05/23/08	424,729
10-Year U.S. Treasury Notes (Call)	84	120.00	05/23/08	93,227
3-Month USD-LIBOR-BBA (Call)	7,000,000	4.20%	07/02/09	3,989
3-Month USD-LIBOR-BBA (Call)	9,200,000	4.30%	02/02/09	(18,066)
3-Month USD-LIBOR-BBA (Call)	69,900,000	4.30%	12/15/08	80,080
3-Month USD-LIBOR-BBA (Call)	5,100,000	4.30%	12/15/08	14,288
3-Month USD-LIBOR-BBA (Call)	17,100,000	4.60%	02/02/09	(37,622)
3-Month USD-LIBOR-BBA (Call)	36,800,000	4.25%	02/02/09	249,572
3-Month USD-LIBOR-BBA (Call)	2,100,000	4.40%	08/03/09	11,004
3-Month USD-LIBOR-BBA (Call)	1,200,000	4.55%	08/03/09	(1,581)

Total				$1,441,900

25

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

Transactions in written put and call options for the six months ended April 30, 2008, were as follows:

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2007	213,700,605	$2,676,498
Options written	153,501,637	7,140,128
Options exercised/expired	(218,801,124)	(4,384,822)

Options outstanding at April 30, 2008	148,401,118	$5,431,804

9.	Forward Foreign Currency Contracts

During the six months ended April 30, 2008, the Fund invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2008, were as follows:

Foreign Currency		Settlement Date	Contract Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Australian Dollar	Long	05/15/08	$731,763	$730,408	$1,355
Brazilian Real	Short	07/02/2008-12/02/2008	(24,026,644)	(23,135,582)	(891,062)
Brazilian Real	Long	08/02/2008-12/02/2008	45,353,828	41,609,814	3,744,015
Chillian Peso	Long	12/10/08	562,456	542,379	20,077
Euro	Short	05/19/2008-05/29/2008	(18,685,743)	(18,766,376)	80,633
Indian Rupee	Short	05/12/08	(2,443,098)	(2,469,061)	25,963
Indian Rupee	Long	05/12/2008-11/12/2008	7,296,538	7,302,292	(5,754)
Indonesian Rupiah	Long	05/27/2008	828,796	870,000	(41,204)
Japanese Yen	Short	05/12/08	(9,516,802)	(9,911,707)	394,905
Japanese Yen	Long	05/12/08	3,747,640	3,907,529	(159,889)
Malaysian Ringgit	Long	05/21/2008	3,250,674	3,065,000	185,674
Mexican Nuevo Peso	Short	07/10/08	(6,220,205)	(6,091,381)	(128,824)
Mexican Nuevo Peso	Long	07/10/08	6,220,205	5,913,674	306,531
New Russian Ruble	Short	07/10/2008	(8,133,692)	(7,887,526)	(246,165)
Philippine Peso	Long	05/19/2008	2,803,027	2,585,000	218,027
Polish Zloty	Short	07/10/08	(5,728,010)	(5,094,980)	(633,030)
Polish Zloty	Long	07/10/08	5,728,010	4,652,339	1,075,671
Pound Sterling	Short	05/19/08	(23,588,251)	(23,428,975)	(159,276)
Russian Ruble	Short	07/10/08	(720,709)	(692,053)	(28,657)
Russian Ruble	Long	07/10/2008-11/19/2008	8,834,743	8,377,337	457,406
Singapore Dollar	Long	05/22/2008-11/21/2008	10,079,622	9,337,537	742,086
South African Rand	Long	07/10/2008-12/10/2008	202,900	225,412	(22,512)
South Korean Won	Short	05/30/08	(394,587)	(395,000)	413
South Korean Won	Long	05/30/2008-08/04/2008	5,988,706	6,436,481	(447,775)
Swedish Krona	Long	06/09/08	762,868	739,478	23,390

Total			$2,934,038	$(1,577,963)	$4,512,001

26

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

10.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of the Fund may be sensitive to interest rate fluctuations because the Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

11.	Dollar Roll Transactions

The Fund may enter into dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future price (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds its costs.

12.	New Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (“FIN 48”).” FIN 48 applies to all registered investment companies and establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004-2007) and has concluded that as of April 30, 2008, no provision for income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, the Investment Manager’s conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and ongoing analysis of tax laws, regulations, and interpretations thereof.

13.	Subsequent Event

At a meeting held on June 5-6, 2008, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Fund. Effective June 9, 2008, the Investment Manager has contractually agreed, through at least March 1, 2009, to limit net annual fund operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.58% of average daily net assets for the Fund. Prior to June 9, 2008, the Fund had a contractual expense limitation of 0.60%. Furthermore, the Investment Manager has agreed as of June 9, 2008 to reimburse additional expenses of the Fund such that net annual fund operating expenses for the fiscal year ended October 31, 2008, will be 0.58%.

27

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o PFPC Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS
EMERGING MARKETS EQUITY	SKYLINE SPECIAL EQUITIES
Rexiter Capital Management Limited	PORTFOLIO
Skyline Asset Management, L.P.
ESSEX GROWTH
ESSEX LARGE CAP GROWTH	SMALL CAP
ESSEX SMALL/MICRO CAP GROWTH	TIMESSQUARE MID CAP GROWTH
Essex Investment Management Co., LLC	TIMESSQUARE SMALL CAP GROWTH
TimesSquare Capital Management, LLC
FQ TAX-MANAGED U.S. EQUITY
FQ U.S. EQUITY	SMALL COMPANY
First Quadrant, L.P.	Epoch Investment Partners, Inc.
Kalmar Investment Advisers
INSTITUTIONAL MICRO-CAP
MICRO-CAP	SPECIAL EQUITY
Lord, Abbett & Co. LLC	Donald Smith & Co., Inc.
WEDGE Capital Management L.L.P.	Lord, Abbett & Co. LLC
OFI Institutional Asset Management, Inc.	Skyline Asset Management, L.P.
Next Century Growth Investors LLC	Smith Asset Management Group, L.P.
Veredus Asset Management LLC
INTERNATIONAL EQUITY	Westport Asset Management, Inc.
AllianceBernstein L.P.
Lazard Asset Management, LLC	SYSTEMATIC VALUE
Wellington Management Company, LLP	SYSTEMATIC MID CAP VALUE
Systematic Financial Management, L.P.
CHICAGO EQUITY PARTNERS
MID-CAP	VALUE
Chicago Equity Partners, LLC	Armstrong Shaw Associates Inc.
Osprey Partners Investment
REAL ESTATE SECURITIES	Management, LLC
Urdang Securities Management, Inc.

MANAGERS AND MANAGERS AMG BALANCED FUNDS
CHICAGO EQUITY PARTNERS BALANCED
Chicago Equity Partners, LLC

GLOBAL
AllianceBernstein L.P.
First Quadrant, L.P.
Wellington Management Company, LLP

ALTERNATIVE FUNDS
FQ GLOBAL ALTERNATIVES
First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS
BOND (MANAGERS)
FIXED INCOME
GLOBAL BOND
Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)
Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE
Evergreen Investment Management Co., LLC

HIGH YIELD
J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

MONEY MARKET
JPMorgan Investment Advisors Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG

April 30, 2008

FQ Tax-Managed U.S. Equity Fund

FQ U.S. Equity Fund

FQ Global Alternatives Fund

Managers AMG FQ Funds

FQ Tax-Managed U.S. Equity, FQ U.S. Equity, FQ Global Alternatives

Semi-Annual Report—April 30, 2008 (unaudited)

TABLE OF CONTENTS	Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUNDS’ PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

FQ Tax-Managed U.S. Equity Fund	5

FQ U.S. Equity Fund	8

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	12
FQ Tax-Managed U.S. Equity and FQ U.S. Equity
Fund balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Net Assets	13
FQ Global Alternatives
Portfolio of Investments, Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statements of Operations	14
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	15
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	16
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	21
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder:

As you are undoubtedly aware, the financial markets were under significant pressure during most of the six-month period ending April 30, 2008 (the “period”), pulling the stock market into negative territory. This was largely driven by investor concerns over the economic impact of a decline in U.S. home values and the related devaluation of the mortgage-securities market. Time will tell if the concerns are completely justified. In the short term, however, the pain in the subprime mortgage market and the stock market has been all too real.

The resulting impact on the equity markets was widespread. For the period, the Russell 1000® (large cap), 2000® (small cap), and 3000® (all cap) Indices returned -9.54%, -12.92% and -9.82%, respectively. Within the Russell 3000® Index, all sectors except energy were down.

Foreign stock markets offered little help in the way of diversification, even with the benefit of currencies that were strong relative to the U.S. Dollar. For the period, the MSCI EAFE Index returned -9.21%, in U.S. Dollars, while the MSCI Emerging Markets Index declined by -10.18%. Conversely, bonds generated mostly positive results as the Lehman Brothers U.S. Aggregate Index and the Lehman Brothers Global Aggregate Index returned 4.08% and 6.27%, respectively.

Against this backdrop, the FQ U.S. Equity Fund and the FQ Tax-Managed U.S. Equity Fund discussed in this report were challenged, while the Managers AMG FQ Global Alternatives Fund produced a relatively satisfactory result, as detailed below.

Periods Ended 4/30/2008	6 Months	1 Year	3 Years	5 Years	10 Years	Inception Date

Managers AMG FQ Tax-Managed U.S. Equity (I)	(16.10)%	(12.72)%	10.37%	12.36%	N/A	12/18/2000

Russell 3000® Index	(9.82)%	(5.16)%	8.64%	11.40%	N/A

Managers AMG FQ U.S. Equity (I)	(11.61)%	(8.96)%	10.62%	12.53%	3.30%	8/14/1992

Russell 3000® Index	(9.82)%	(5.16)%	8.64%	11.40%	4.28%

Managers AMG FQ Global Alternatives (A)	1.98%	(0.53)%	N/A	N/A	N/A	3/30/2006

Citigroup 1-month Treasury Bill Index	1.27%	3.52%	N/A	N/A	N/A

(I) = Institutional Share Class; (A) = A Share Class.

Note: Returns greater than one year are annualized.

Performance for all share classes and detailed Fund positioning reviews are included within this report.

For the six months ended April 30, 2008, the Managers AMG FQ U.S. Equity Fund returned -11.61% and the Managers AMG FQ Tax-Managed U.S. Equity Fund returned -16.10%, compared to a return of -9.82% for the benchmark Russell 3000® Index. Notwithstanding, both Funds have performed quite well on both a three- and five-year basis on an absolute, relative and peer universe basis.

It was a disappointing six months for both Funds on an absolute and relative basis, as weak stock selection drove the majority of underperformance during this period. Stock selection was particularly weak in both Funds within the consumer discretionary and energy sectors, as holdings of MGM Mirage and Tesoro Corp. were among the biggest detractors from performance within these sectors. On the positive side, the Funds’ financial sector holdings added value as each portfolio exhibited positive stock selection within this struggling sector. The style positioning in the Funds generated neither significant positive nor negative results during the period, since each Fund was positioned broadly in line with the benchmark from a style perspective. However, sector positioning did yield positive results in select areas including the underweight relative to the benchmark in the financials sector. Meanwhile, the Managers AMG FQ Tax-Managed U.S. Equity Fund continues to operate with a sizeable tax-loss carry forward.

First Quadrant, the Funds’ subadvisor, remains concerned about several things in the market, including slowing economic growth and inflationary prospects, and has attempted to position the Funds cautiously in response to this environment. From a style perspective, the growth/value orientation of the Funds remains largely in line with the core Russell 3000® Index. Meanwhile, both Funds maintain a broad exposure to all capitalization bands (mega-, large-, mid- and small-) represented within the broad Russell 3000® Index. The Funds have

1

Letter to Shareholders (continued)

increased their exposure to companies with at least a portion of their earnings generated from exporting, as First Quadrant believes the short-term prospects for the U.S. Dollar continue to look bleak. First Quadrant believes that its models will begin to find more opportunities, as certain sectors now appear to boast compelling valuations after the difficult start to the year.

The Managers AMG FQ Global Alternatives Fund returned 1.98% compared to a return of 1.27% for the benchmark Citigroup 1-month Treasury Bill Index for the six month period ended April 30, 2008. The Fund’s positive performance during a difficult period for the global capital markets can be attributed in part to its unique investment and portfolio construction process, which focuses on generating positive absolute performance regardless of the market cycle. During this period, the solid performance generated by the Fund can be attributed primarily to the currency selection strategy where a majority of the positions, both long and short, were profitable.

The tactical risk allocation in the Fund has begun to favor global stocks relative to global bonds. Positioning is quite active within both the stock and bond country-selection strategies. The stock country positioning is being driven by long allocations to the United States and Japan and short allocations to Spain and Canada. The bond country strategy positioning is being driven by long allocations to Japan and the United States and short allocations to the United Kingdom and Australia. The currency strategy is also very active including a long position in the Japanese Yen and a short position in the Australian Dollar. Although it is difficult to predict future volatility levels, periods of opportunity tend to present themselves during times of market turmoil, and First Quadrant believes the current volatile market environment offers solid opportunities for the Fund.

The following report covers the six-month period ended April 30, 2008. Should you have any questions about this report, or if you’d like to receive a prospectus and additional information, including fees and expenses for these or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our Web site at www.managersinvest.com. As always, please read the prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in the Managers Funds.

Respectfully,

John H. Streur

Senior Managing Partner

Managers Investment Group LLC

2

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table to the right provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table to the right provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2008	Expense Ratio for the Period	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During the Period*
FQ Tax-Managed U.S. Equity Fund
Class A Shares
Based on Actual Fund Return	1.24%	$1,000	$843	$5.68
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.22
Class C Shares
Based on Actual Fund Return	1.99%	$1,000	$840	$9.10
Hypothetical (5% return before expenses)	1.99%	$1,000	$1,015	$9.97
Institutional Class Shares
Based on Actual Fund Return	0.99%	$1,000	$839	$4.53
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.97
FQ U.S. Equity Fund
Class A Shares
Based on Actual Fund Return	1.04%	$1,000	$881	$4.86
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.22
Class C Shares
Based on Actual Fund Return	1.79%	$1,000	$878	$8.36
Hypothetical (5% return before expenses)	1.79%	$1,000	$1,016	$8.97
Institutional Class Shares
Based on Actual Fund Return	0.79%	$1,000	$884	$3.70
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.97
FQ Global Alternatives Fund
Class A Shares
Based on Actual Fund Return	2.50%	$1,000	$1,020	$12.55
Hypothetical (5% return before expenses)	2.50%	$1,000	$1,012	$12.51
Class C Shares
Based on Actual Fund Return	3.25%	$1,000	$1,016	$16.29
Hypothetical (5% return before expenses)	3.25%	$1,000	$1,009	$16.23

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

3

Managers AMG FQ Funds’ Performance

All periods ended April 30, 2008 (unaudited)

	Average Annual Total Returns[1]
	Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date

FQ Tax-Managed U.S. Equity Fund [2]

Before Taxes:

Institutional Class	(16.10)%	(12.72)%	12.36%	-	5.12%	12/18/2000

Class A*	(15.71)%	(12.37)%	-	-	3.85%	3/1/2006

Class C*	(15.98)%	(13.03)%	-	-	3.04%	3/1/2006

Russell 3000® Index	(9.82)%	(5.16)%	11.40%	-	3.08%	12/18/2000

After Taxes: [6]

Return After Taxes on Distributions

Institutional Class	(16.24)%	(12.88)%	12.20%	-	4.97%	12/18/2000

Class A*	(15.81)%	(12.47)%	-	-	3.79%	3/1/2006

Class C*	(15.98)%	(13.03)%	-	-	3.04%	3/1/2006
Return After Taxes on Distributions and Sale of Fund Shares

Institutional Class	(10.45)%	(8.26)%	10.73%	-	4.35%	12/18/2000

Class A*	(10.21)%	(8.03)%	-	-	3.25%	3/1/2006

Class C*	(10.39)%	(8.47)%	-	-	2.59%	3/1/2006

FQ U.S. Equity Fund [2]

Institutional Class	(11.61)%	(8.96)%	12.53%	3.30%	8.94%	8/14/1992

Class A*	(11.90)%	(9.31)%	-	-	5.66%	3/1/2006

Class C*	(12.17)%	(9.99)%	-	-	5.02%	3/1/2006
Russell 3000® Index	(9.82)%	(5.16)%	11.40%	4.28%		8/14/1992

FQ Global Alternatives Fund # [2,3,4,5,7]

Class A	1.98%	(0.53)%	-	-	1.53%	3/30/2006

Class C	1.63%	(1.38)%	-	-	0.78%	3/30/2006

CitiGroup 1-Month T-Bill index	1.27%	3.52%	-	-	4.26%	3/31/2006

*	Class A and Class C shares commenced operations on March 1, 2006.
#	Commencement of operations was March 30, 2006.

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 3000® Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	Performance based on published NAV as of April 30, 2008.

[3]

Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay its creditors, and changing interest rate risk. An increase in interest rates typically cause the value of bonds and other fixed-income securities to fall.

[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so.

[5]

Investments in foreign securities and currency instruments are subject to additional risks such as erratic market conditions, economic and political instability, and currency exchange rate fluctuations.

[6]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[7]

The Citigroup 1-month Treasury T-Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. The Index reflects no deduction for fees, expenses, or taxes.

Not FDIC insured, nor bank guaranteed. May lose value.

4

FQ Tax-Managed U.S. Equity Fund

Fund Snapshots

April 30, 2008 (unaudited)

Portfolio Breakdown

Industry	FQ Tax-Managed U.S. Equity Fund**	Russell 3000® Index

Information Technology	17.9%	15.8%

Energy	15.5%	13.1%

Consumer Discretionary	14.5%	9.6%

Consumer Staples	11.9%	9.3%

Health Care	9.5%	11.4%

Financials	9.4%	17.2%

Industrials	9.0%	12.4%

Utilities	4.3%	3.9%

Materials	3.9%	4.2%

Telecommunication Services	2.9%	3.1%

Other Assets and Liabilities	1.2%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets

Apple, Inc.*	4.6%

Frontline, Ltd.*	4.2

Exxon Mobil Corp.	3.0

WMS Industries, Inc.	2.8

Goldman Sachs Group, Inc.*	2.7

Kroger Co., The	2.6

Lincare Holdings, Inc.	2.5

Microsoft Corp.*	2.4

MGM Grand, Inc.	2.4

Dun & Bradstreet Corp., The	2.3

Top Ten as a Group	29.5%

* Top Ten Holding at October 31, 2007

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

5

FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2008 (unaudited)

	Shares		Value
Common Stocks - 98.8%

Consumer Discretionary - 14.5%
Amazon.com, Inc.*	2,800	[2]	$220,164
Apollo Group, Inc., Class A*	6,000		305,400
AutoZone, Inc.*	7,600		917,700
Best Buy Co., Inc.	29,400	[2]	1,264,788
Cablevision Systems Corp.*	40,000	[2]	920,000
Callaway Golf Co.	8,400		115,416
Coach, Inc.*	5,600		199,192
DISH Network Corp., Class A*	68,000	[2]	2,029,120
Ford Motor Co.*	100,600	[2]	830,956
Lear Corp.*	27,800	[2]	794,246
MGM MIRAGE*	55,000	[2]	2,813,250
Scholastic Corp.*	6,600	[2]	185,790
Service Corp. International	63,000		699,930
Shaw Communications, Inc.	33,960		720,971
Sherwin-Williams Co., The	4,200	[2]	232,344
Sirius Satellite Radio, Inc.*	33,600	[2]	86,352
Target Corp.	17,200		913,836
Urban Outfitters, Inc.*	7,600		260,300
Whirlpool Corp.	3,400	[2]	247,452
WMS Industries, Inc.*	91,400	[2]	3,307,766
Total Consumer Discretionary			17,064,973

Consumer Staples - 11.9%
Altria Group, Inc.	16,900		338,000
Archer-Daniels-Midland Co.	35,800		1,577,348
CVS Caremark Corp.	36,000		1,453,320
Energizer Holdings, Inc.*	21,000		1,660,260
Herbalife, Ltd.	10,500		459,690
Hormel Foods Corp.	2,400	[2]	94,584
Kroger Co., The	112,800		3,073,800
Loews Corp. - Carolina Group	33,200		2,180,244
PepsiAmericas, Inc.	6,000	[2]	154,200
Philip Morris International, Inc.*	16,900		862,407
Procter & Gamble Co., The	11,400		764,370
Seaboard Corp.	300		504,000
Smithfield Foods, Inc.*	29,000		831,720
Total Consumer Staples			13,953,943

Energy - 15.5%
BJ Services Co.	14,800	[2]	418,396
Callon Petroleum Co.*	21,400		428,000
Chevron Corp.	17,500		1,682,625
Complete Production Services, Inc.*	23,800	[2]	642,838

	Shares		Value

ConocoPhillips Co.	29,200		$2,515,580
El Paso Corp.	36,800		630,752
Exxon Mobil Corp.	38,200		3,555,274
Frontline, Ltd.	87,400	[2]	4,899,644
GeoMet, Inc.*	25,200	[2]	170,100
Hercules Offshore, Inc.*	2,800		73,808
Nabors Industries, Ltd.*	6,600	[2]	247,764
Patterson-UTI Energy, Inc.	5,800	[2]	162,052
Pioneer Drilling Co.*	6,000		97,980
Seacor Holdings, Inc.*	1,000	[2]	85,110
Tesoro Corp.	72,200	[2]	1,815,108
Transocean, Inc.	2,600	[2]	383,396
Union Drilling, Inc.*	7,800		131,898
Valero Energy Corp.	6,200		302,870
Total Energy			18,243,195

Financials - 9.4%
CB Richard Ellis Group, Inc.*	17,800	[2]	411,536
Charles Schwab Corp., The	17,000		367,200
Chubb Corp., The	11,200		593,264
Countrywide Financial Corp.	67,400	[2]	389,572
Discover Financial Services	57,400	[2]	1,045,254
Goldman Sachs Group, Inc.	16,600		3,176,742
Host Hotels & Resorts, Inc.	3,600		61,920
JPMorgan Chase & Co.	18,000		857,700
Loews Corp.	4,000		168,440
ProLogis	7,600		475,836
Rayonier, Inc.	6,400	[2]	268,992
State Street Corp.	2,000		144,280
TD Ameritrade Holding Corp.*	119,000	[2]	2,153,900
TFS Financial Corp.*	17,800	[2]	217,694
Transatlantic Holdings, Inc.	1,200		77,820
Wells Fargo & Co.	20,700		615,825
Total Financials			11,025,975

Health Care - 9.5%
Allergan, Inc.	4,600		259,302
Amgen, Inc.*	31,600		1,323,092
CIGNA Corp.	8,400		358,764
Gilead Sciences, Inc.*	2,400		124,224
Health Net, Inc.*	38,600		1,130,594
Henry Schein, Inc.*	7,600	[2]	420,812
Johnson & Johnson	39,800		2,670,182
Lincare Holdings, Inc.*	122,200	[2]	2,974,348
Medtronic, Inc.	13,400		652,312

The accompanying notes are an integral part of these financial statements.

6

FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care - 9.5% (continued)
Stryker Corp.	6,800		$440,844
Tenet Healthcare Corp.*	47,600	[2]	304,640
Thermo Fisher Scientific, Inc.*	9,800	[2]	567,126
Total Health Care			11,226,240

Industrials - 9.0%
Allied Waste Industries, Inc.*	45,800		566,088
Avis Budget Group, Inc.*	15,400		204,512
Boeing Co., The	3,000		254,580
Cummins, Inc.	6,800		426,020
Dun & Bradstreet Corp., The	31,800		2,680,740
EMCOR Group, Inc.*	64,298	[2]	1,611,308
Encore Wire Corp.	28,400		641,840
General Electric Co.	36,500		1,193,550
Masco Corp.	3,200	[2]	58,272
Parker Hannifin Corp.	16,300	[2]	1,301,555
Perini Corp.*	8,200	[2]	296,676
Shaw Group, Inc., The*	19,100	[2]	943,922
United Stationers, Inc.*	10,400	[2]	458,536
Total Industrials			10,637,599

Information Technology - 17.9%
Activision, Inc.*	46,600		1,260,530
Amkor Technology, Inc.*	90,900	[2]	868,095
Apple, Inc.*	31,400		5,462,029
Cisco Systems, Inc.*	59,600		1,528,144
EchoStar Corp., Class A*	13,600	[2]	423,096
EMC Corp.*	40,800		628,320
Google, Inc.*	2,000		1,148,580
Hewitt Associates, Inc., Class A*	15,800		647,800
Hewlett-Packard Co.	19,200		889,920
International Business Machines Corp.	10,200		1,231,140
Microsoft Corp.	100,400		2,863,408
Motorola, Inc.	6,000		59,760
Oracle Corp.*	85,800		1,788,930
SAIC, Inc.*	34,800	[2]	661,200
Sapient Corp.*	143,000		1,018,160
Teradata Corp.*	23,600	[2]	502,444
Unisys Corp.*	14,200		59,072
Total Information Technology			21,040,628

Materials - 3.9%
Carpenter Technology Corp.	15,400	[2]	789,712
E.I. du Pont de Nemours & Co.	6,200		303,242
Ecolab, Inc.	4,200		193,032

	Shares		Value
Freeport McMoRan Copper & Gold, Inc., Class B	11,800		$1,342,250
Reliance Steel & Aluminum Co.	18,600		1,130,508
Terra Industries, Inc.*	20,800	[2]	787,488
Total Materials			4,546,232

Telecommunication Services - 2.9%
AT&T, Inc.	37,300		1,443,883
CenturyTel, Inc.	47,400	[2]	1,538,130
Premiere Global Services, Inc.*	10,400		151,008
Qwest Communications International, Inc.	65,200		336,432
Total Telecommunication Services			3,469,453

Utilities - 4.3%
AES Corp., The*	25,800		447,888
Energen Corp.	25,600		1,746,944
Mirant Corp.*	42,300		1,738,953
NRG Energy, Inc.*	24,000	[2]	1,054,800
Portland General Electric Co.	5,000		120,000
Total Utilities			5,108,585
Total Common Stocks (cost $105,118,346)			116,316,823

Other Investment Companies - 26.4%[1]
Bank of New York Institutional Cash Reserves Fund, 2.72%[3]	29,953,728		29,953,729
Dreyfus Cash Management Fund, Institutional Class Shares, 2.89%	1,070,707		1,070,707
Total Other Investment Companies (cost $31,024,436)			31,024,436
Total Investments - 125.2% (cost $136,142,782)			147,341,259
Other Assets, less Liabilities - (25.2)%			(29,660,251)
Net Assets - 100.0%			$117,681,008

Note: Based on the cost of investments of $136,141,557 for Federal income tax purposes at April 30, 2008, the aggregate gross unrealized appreciation and depreciation were $14,325,691 and $3,125,989, respectively, resulting in net unrealized appreciation of investments of $11,199,702.

*	Non-income-producing securities.

[1]	Yield shown for an investment company represents April 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $29,023,797, or 24.7% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

7

FQ U.S. Equity Fund

Fund Snapshots

April 30, 2008 (unaudited)

Portfolio Breakdown

Industry	FQ U.S. Equity**	Russell 3000® Index	S&P 500 Index

Information Technology	17.2%	15.8%	16.0%

Financials	16.5%	17.2%	17.1%

Consumer Discretionary	12.1%	9.6%	8.6%

Energy	12.1%	13.1%	14.1%

Health Care	11.1%	11.4%	11.3%

Industrials	9.8%	12.4%	11.8%

Consumer Staples	8.4%	9.3%	10.5%

Utilities	4.6%	3.9%	3.6%

Telecommunication Services	3.9%	3.1%	3.4%

Materials	3.2%	4.2%	3.6%

Other Assets and Liabilities	1.1%	0.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets

Exxon Mobil Corp.	4.0%

AT&T, Inc.	2.7

Microsoft Corp.*	2.7

Apple, Inc.*	2.3

Cisco Systems, Inc.*	2.3

ConocoPhillips Co.*	2.2

JPMorgan Chase & Co.*	1.5

Johnson & Johnson	1.4

General Electric Co.	1.4

Autoliv, Inc.	1.3

Top Ten as a Group	21.8%

* Top Ten Holding at October 31, 2007

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

8

FQ U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2008 (unaudited)

	Shares		Value
Common Stocks - 98.9%
Consumer Discretionary - 12.1%
1-800-FLOWERS.COM, Inc.*	30,800		$271,656
Amazon.com, Inc.*	3,200	[2]	251,616
Autoliv, Inc.	19,000	[2]	1,163,560
Best Buy Co., Inc.	20,000	[2]	860,400
Cache, Inc.*	13,524	[2]	165,804
Callaway Golf Co.	51,986		714,288
Coach, Inc.*	19,600		697,172
DeVry, Inc.	3,800	[2]	216,600
Expedia, Inc.*	26,800	[2]	676,968
Ford Motor Co.*	61,400	[2]	507,164
G-III Apparel Group, Ltd.*	9,900		146,025
Hillenbrand, Inc.*	15,400		293,216
Las Vegas Sands Corp.*	3,600	[2]	274,392
MGM MIRAGE*	8,080	[2]	413,292
Overstock.com, Inc.*	11,200		215,264
RadioShack Corp.	22,200	[2]	308,580
Scholastic Corp.*	13,000	[2]	365,950
Sherwin-Williams Co., The	7,200	[2]	398,304
Sirius Satellite Radio, Inc.*	160,800	[2]	413,256
Tim Hortons, Inc.	14,200		487,770
Urban Outfitters, Inc.*	4,000	[2]	137,000
Whirlpool Corp.	4,649	[2]	338,354
WMS Industries, Inc.*	20,400	[2]	738,276
Wynn Resorts, Ltd.*	4,200	[2]	442,428
Total Consumer Discretionary			10,497,335

Consumer Staples - 8.4%
Altria Group, Inc.	50,400		1,008,000
Anheuser-Busch Companies, Inc.	12,800		629,760
Cal-Maine Foods, Inc.	24,400	[2]	721,020
Church & Dwight Co., Inc.	3,600		204,552
Corn Products International, Inc.	15,600		723,528
CVS Caremark Corp.	13,600		549,032
Del Monte Foods Co.	16,800	[2]	151,536
Fresh Del Monte Produce, Inc.*	24,178		766,201
Herbalife, Ltd.	6,538	[2]	286,234
Imperial Sugar Co.	12,200		192,394
Kroger Co., The	20,100		547,725
Loews Corp. - Carolina Group	4,600		302,082
Procter & Gamble Co., The	6,475		434,149
Sanderson Farms, Inc.	19,400		808,397
Total Consumer Staples			7,324,610

	Shares		Value
Energy - 12.1%
Chevron Corp.	2,400		$230,760
ConocoPhillips Co.	22,200		1,912,530
El Paso Corp.	26,200	[2]	449,068
Exxon Mobil Corp.	36,831		3,427,861
Grey Wolf, Inc.*	79,500		498,465
Helmerich & Payne, Inc.	8,689	[2]	467,034
ION Geophysical Corp.*	19,600	[2]	312,228
Marathon Oil Corp.	5,400		246,078
Noble Corp.	7,400	[2]	416,472
Patterson-UTI Energy, Inc.	12,600	[2]	352,044
Pioneer Drilling Co.*	15,900		259,647
Sunoco, Inc.	7,848	[2]	364,226
Tesoro Corp.	35,300	[2]	887,442
Tidewater, Inc.	5,000	[2]	326,100
Transocean, Inc.	2,200	[2]	324,412
Total Energy			10,474,367

Financials - 16.5%
American Express Co.	15,400		739,508
American International Group, Inc.	5,800		267,960
Axis Capital Holdings, Ltd.	13,000	[2]	440,830
Bank of America Corp.	14,668		550,637
Boston Properties, Inc.	4,000	[2]	401,960
Charles Schwab Corp., The	25,400		548,640
Chubb Corp., The	9,000		476,730
Citigroup, Inc.	20,000		505,400
City National Corp.	9,000	[2]	436,680
Comerica, Inc.	13,000		451,490
Discover Financial Services	11,200		203,952
Eaton Vance Corp.	12,800	[2]	468,480
eHealth, Inc.*	9,000	[2]	243,450
Federated Investors, Inc.	12,400	[2]	415,152
Goldman Sachs Group, Inc.	4,600	[2]	880,302
Greenhill & Co., Inc.	6,400	[2]	416,320
Host Hotels & Resorts, Inc.	28,800	[2]	495,360
Jones Lang LaSalle, Inc.	11,800	[2]	915,798
JPMorgan Chase & Co.	27,200		1,296,079
Montpelier Re Holdings, Ltd.	26,400		435,600
Northern Trust Corp.	5,200		385,372
Omega Healthcare Investors, Inc.	24,614	[2]	430,745
Plum Creek Timber Co., Inc.	11,400		465,576
ProLogis	8,000		500,880
Rayonier, Inc.	9,900	[2]	416,097

The accompanying notes are an integral part of these financial statements.

9

FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 16.5% (continued)
State Street Corp.	341		$24,600
TD Ameritrade Holding Corp.*	24,800	[2]	448,880
Transatlantic Holdings, Inc.	1,800		116,730
Travelers Companies, Inc., The	11,200		564,480
Wells Fargo & Co.	6,200		184,450
West Coast Bancorp	12,800		165,248
Total Financials			14,293,386

Health Care - 11.1%
Abbott Laboratories Co.	7,400		390,350
Aetna, Inc.	17,000		741,200
Align Technology, Inc.*	11,600		142,448
Becton, Dickinson & Co.	5,200		464,880
CIGNA Corp.	2,800		119,588
Covidien, Ltd.	24,400		1,139,237
Gilead Sciences, Inc.*	1,900		98,344
Health Net, Inc.*	12,800		374,912
Hill-Rom Holdings, Inc.	6,600	[2]	165,858
InterMune, Inc.*	17,711	[2]	280,719
Johnson & Johnson	18,600		1,247,874
Kinetic Concepts, Inc.*	6,817		270,362
Magellan Health Services, Inc.*	8,200	[2]	316,438
Medtronic, Inc.	23,200		1,129,376
Merck & Co., Inc.	19,600		745,584
Noven Pharmaceuticals, Inc.*	16,400		149,240
OSI Pharmaceuticals, Inc.*	6,000	[2]	207,900
Stryker Corp.	11,000		713,130
Tenet Healthcare Corp.*	51,600	[2]	330,240
Universal Health Services, Inc., Class B	3,200		200,448
Vertex Pharmaceuticals, Inc.*	14,600		372,592
Total Health Care			9,600,720

Industrials - 9.8%
American Superconductor Corp.*	13,196		333,595
Carlisle Cos., Inc.	21,395	[2]	617,888
Caterpillar, Inc.	8,800	[2]	720,544
EMCOR Group, Inc.*	23,400		586,404
Encore Wire Corp.	14,200		320,920
Expeditors International of Washington, Inc.	19,607	[2]	913,490
Fluor Corp.	1,800		275,166
General Electric Co.	37,000		1,209,900
Illinois Tool Works, Inc.	7,200		376,488
Northrop Grumman Corp.	6,802		500,423
On Assignment, Inc.*	57,600		404,928
Parker Hannifin Corp.	1,400	[2]	111,790

	Shares		Value
Rockwell Automation, Inc.	19,140	[2]	$1,037,962
Shaw Group Inc., The*	12,300	[2]	607,866
Tredegar Corp.	7,700	[2]	125,818
Union Pacific Corp.	2,200		319,418
Total Industrials			8,462,600

Information Technology - 17.2%
Activision, Inc.*	12,000		324,600
Advent Software, Inc.*	6,200	[2]	247,132
Apple, Inc.*	11,600		2,017,820
Autodesk, Inc.*	11,600		440,800
Automatic Data Processing, Inc.	10,169		449,470
Cisco Systems, Inc.*	77,994		1,999,766
eBay, Inc.*	9,600		300,384
EMC Corp.*	38,600		594,440
Global Payments, Inc.	21,537	[2]	953,228
Google, Inc.*	1,200		689,148
Harmonic, Inc.*	30,800		254,716
Hewitt Associates, Inc., Class A*	2,800		114,800
Interactive Intelligence, Inc.*	9,000		114,210
International Business Machines Corp.	5,000		603,500
Jack Henry & Associates, Inc.	10,000	[2]	262,800
Lattice Semiconductor Corp.*	68,400		231,876
MasterCard, Inc.	1,800	[2]	500,688
Microsoft Corp.	82,200		2,344,344
NetApp, Inc.*	12,400	[2]	300,080
QUALCOMM, Inc.	15,800		682,402
Rackable Systems, Inc.*	19,600	[2]	215,600
Sapient Corp.*	114,400		814,528
Synopsys, Inc.*	7,400		171,014
Texas Instruments, Inc.	10,600	[2]	309,096
Total Information Technology			14,936,442

Materials - 3.2%
Carpenter Technology Corp.	16,200	[2]	830,736
Freeport McMoRan Copper & Gold, Inc., Class B	6,400	[2]	728,000
International Paper Co.	8,600		225,062
Nucor Corp.	9,400		709,700
Terra Industries, Inc.*	8,600	[2]	325,596
Total Materials			2,819,094

Telecommunication Services - 3.9%
AT&T, Inc.	61,347		2,374,742
Premiere Global Services, Inc.*	12,600		182,952
Qwest Communications International, Inc.	155,200	[2]	800,832
Total Telecommunication Services			3,358,526

The accompanying notes are an integral part of these financial statements.

10

FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Utilities - 4.6%
Atmos Energy Corp.	27,098	[2]	$750,073
Energen Corp.	3,698		252,352
ONEOK, Inc.	12,600		606,312
Sierra Pacific Resources	34,200		466,146
UGI Corp.	6,500		169,000
WGL Holdings, Inc.	24,545	[2]	805,076
Xcel Energy, Inc.	46,400		965,119
Total Utilities			4,014,078
Total Common Stocks (cost $87,514,451)			85,781,158
Other Investment Companies - 30.8%[1]
Bank of New York Institutional Cash Reserves Fund, 2.72%[3]	25,899,818		25,899,818
Dreyfus Cash Management Fund, Institutional Class Shares, 2.89%	811,951		811,951
Total Other Investment Companies (cost $26,711,769)			26,711,769
Total Investments - 129.7% (cost $114,226,220)			112,492,927
Other Assets, less Liabilities - (29.7)%			(25,741,810)
Net Assets - 100.0%			$86,751,117

Note: Based on the cost of investments of $114,226,220 for Federal income tax purposes at April 30, 2008, the aggregate gross unrealized appreciation and depreciation were $4,403,606 and $6,136,899, respectively, resulting in net unrealized depreciation of investments of $1,733,293.

*Non income producing securities.

[1]	Yield shown for an investment company represents the April 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $24,859,430 or 28.7% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

11

Managers AMG FQ Funds

Statements of Assets and Liabilities

April 30, 2008 (unaudited)

	FQ Tax-Managed U.S. Equity	FQ U.S. Equity
Assets:

Investments at value (including securities on loan valued at $29,023,797 and $24,859,430, respectively)*	$147,341,259	$112,492,927
Cash	-	77,000
Receivable for investments sold	736,884	-
Receivable for Fund shares sold	445,084	67,571
Dividends and other receivables	66,834	131,730
Prepaid expenses	31,489	33,494
Total assets	$148,621,550	$112,802,722
Liabilities:

Payable upon return of securities loaned	29,953,729	25,899,818
Payable for Fund shares repurchased	251,476	33,199
Payable for investments purchased	587,476	-
Payable for variation margin on futures	-	2,650
Accrued expenses:
Investment advisory and management fees	77,982	16,884
Administrative fees	-	17,653
Distribution fees	13,299	5,165
Professional fees	23,740	24,030
Other	32,840	52,206
Total liabilities	30,940,542	26,051,605

Net Assets	$117,681,008	$86,751,117
Net Assets Represent:

Paid-in capital	$159,958,197	$88,759,573
Undistributed net investment income	220,724	315,537
Accumulated net realized loss from investments and futures contracts	(53,696,390)	(607,625)
Net unrealized appreciation (depreciation) of investments and futures contracts	11,198,477	(1,716,368)
Net Assets	$117,681,008	$86,751,117
Class A Shares - Net Assets	$25,315,709	$18,670,173

Shares outstanding	1,799,775	1,555,493
Net asset value and redemption price per share	$14.07	$12.00
Offering price per share based on a maximum sales charge of 5.75%	$14.93	$12.73

Class C Shares - Net Assets	$10,632,592	$1,725,356

Shares outstanding	766,025	145,002
Net asset value and redemption price per share	$13.88	$11.90
Institutional Class Shares - Net Assets	$81,732,707	$66,355,588

Shares outstanding	5,827,641	5,497,036
Net asset value, offering and redemption price per share	$14.03	$12.07
* Investments at cost	$136,142,782	$114,226,220

The accompanying notes are an integral part of these financial statements.

12

Managers AMG FQ Global Alternatives Fund

Statement of Net Assets

April 30, 2008 (unaudited)

	Principal Amount	Value

Note: Based on the cost of investments of $57,324,861 for Federal income tax purposes at April 30, 2008, the aggregate gross unrealized appreciation and depreciation were $42,047 and $0, respectively, resulting in net unrealized appreciation of investments of $42,047.

[1]  Securities held as collateral for futures contracts, amounting to a market value of $8,208,689, or 13.5% of net assets.

[2]  Represents yield to maturity at April 30, 2008.

[3]  Yield shown for an investment company represents the April 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[4]  Cash held as collateral for forward contracts in a segregated account at The Bank of New York.

Assets:
Investments in Securities - 94.1%
U.S. Government Obligations- 13.5%[1,2]
U.S. Treasury Bills, 1.520%, 05/01/08	$2,916,000	$2,916,000
U.S. Treasury Bills, 1.550%, 06/05/08	5,299,000	5,292,689

Total U.S. Government Obligations (cost $8,208,225)		8,208,689

	Shares
Exchange Traded Fund- 19.3%
S&P 500 SPDR Trust Series I (cost $11,722,407)	85,086	11,763,990
Short-Term Investments- 61.3%
Dreyfus Cash Management Fund, Institutional Class Shares, 2.89%[3]	17,204,633	17,204,633
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 2.82%[3]	20,189,596	20,189,596

Total Short-Term Investments (cost $37,394,229)		49,158,219
Total Investments in Securities (cost $57,324,861)		57,366,908
Cash held as collateral[4]		3,800,000
Receivable for Fund shares sold		721,036
Interest and other receivables		94,134
Receivable for variation margin on futures contracts		571,938
Unrealized gains on forward foreign currency contracts		3,983,205
Prepaid expenses		25,586
Total assets		66,562,807
Liabilities:
Payable to custodian		206,381
Payable for foreign currency contracts		1,159,892
Payable for Fund shares repurchased		106,988
Unrealized losses on forward foreign currency contracts		3,110,023
Payable for variation margin on futures contracts		827,597
Accrued expenses:
Investment advisory and management fees		84,969
Administrative fees		12,495
Distribution fees		18,281
Professional fees		23,148
Other		17,649
Total liabilities		5,567,423

Net Assets		$60,995,384
Net Assets Represent:
Paid-in capital		$58,943,616
Undistributed net investment income		3,144,228
Accumulated net realized loss from investments and futures contracts		(2,473,038)
Accumulated net realized loss from currency contracts		(19,434)
Net unrealized appreciation of investments, futures and foreign currency contracts		1,400,012
Net Assets		$60,995,384
Class A Shares - Net Assets		$51,551,463
Shares outstanding		5,152,161
Net asset value and redemption price per share		$10.01
Offering price per share based on a maximum sales charge of 5.75%		$10.62
Class C Shares - Net Assets		$9,443,921
Shares outstanding		956,655
Net asset value and redemption price per share		$9.87

The accompanying notes are an integral part of these financial statements.

13

Managers AMG FQ Funds

Statements of Operations

For the six months ended April 30, 2008 (unaudited)

		FQ Tax-Managed U.S. Equity	FQ U.S. Equity	FQ Global Alternatives
	Investment Income:

	Dividend income	$995,210	$969,760	$874,752
	Interest income	-	-	8,759
	Securities lending fees	94,796	56,768	-
	Foreign withholding tax	(2,021)	-	-
	Total investment income	1,087,985	1,026,528	883,511
	Expenses:

	Investment advisory and management fees	515,833	160,062	451,662
	Administrative fees	-	114,330	66,299
	Distribution fees Class A	30,615	23,957	55,797
	Distribution fees Class C	47,261	9,337	42,010
	Transfer agent	31,883	47,807	12,596
	Professional fees	24,882	22,143	23,992
	Registration fees	16,015	14,447	11,700
	Custodian	11,371	16,102	4,406
	Reports to shareholders	7,538	5,961	3,445
	Trustees fees and expenses	4,128	3,463	1,789
	Miscellaneous	3,197	2,717	225
	Total expenses before offsets	692,723	420,326	673,921
Less:	Expense (reimbursement) recoupment	(13,357)	(27,666)	23,178
	Expense reductions	(465)	(347)	(5,839)
	Net expenses	678,901	392,313	691,260

	Net investment income	409,084	634,215	192,251
	Net Realized and Unrealized Gain (Loss):

	Net realized gain (loss) on investment transactions	(6,985,083)	(482,546)	27,676
	Net realized loss on futures contracts	-	(118,000)	(2,356,622)
	Net realized loss on foreign currency contracts	-	-	(1,073,109)
	Net unrealized depreciation of investments	(15,348,196)	(12,681,177)	(1,064,251)
	Net unrealized appreciation of futures contracts	-	14,244	1,010,460
	Net unrealized appreciation of foreign currency contracts	-	-	3,945,579
	Net realized and unrealized gain (loss)	(22,333,279)	(13,267,479)	489,733

	Net Increase (Decrease) in Net Assets Resulting from Operations	($21,924,195)	($12,633,264)	$681,984

The accompanying notes are an integral part of these financial statements.

14

Managers AMG FQ Funds

Statements of Changes in Net Assets

For the six months ended April 30, 2008 (unaudited) and for the fiscal year ended October 31, 2007

	FQ Tax-Managed U.S. Equity		FQ U.S. Equity		FQ Global Alternatives
	2008	2007	2008	2007	2008	2007
Increase (Decrease) in Net Assets

From Operations:

Net investment income	$409,084	$354,740	$634,215	$824,531	$192,251	$613,315
Net realized gain (loss) on investments, futures and foreign currency transactions	(6,985,083)	5,137,603	(600,546)	11,027,192	(3,402,055)	1,472,378
Net unrealized appreciation (depreciation) of investments, futures and foreign currency translations	(15,348,196)	13,324,156	(12,666,933)	1,475,588	3,891,788	(2,172,643)
Net increase (decrease) in net assets resulting from operations	(21,924,195)	18,816,499	(12,633,264)	13,327,311	681,984	(86,950)
Distributions to Shareholders:

From net investment income	(537,697)	(63,118)	(1,004,699)	(826,430)	(121,939)	(428,312)
From net realized gain on investments	-	-	(10,995,142)	(7,967,797)	(447,104)	-
Total distributions to shareholders	(537,697)	(63,118)	(11,999,841)	(8,794,227)	(569,043)	(428,312)
From Capital Share Transactions:

Proceeds from the sale of shares	26,584,045	51,835,490	3,239,960	33,962,254	24,503,319	46,376,569
Reinvestment of dividends and distributions	454,409	58,882	11,587,805	8,561,477	354,091	425,858
Cost of shares repurchased	(15,698,198)	(26,335,187)	(10,457,227)	(18,579,846)	(9,154,870)	(22,463,071)
Net increase from capital share transactions	11,340,256	25,559,185	4,370,538	23,943,885	15,702,540	24,339,356

Total increase (decrease) in net assets	(11,121,636)	44,312,566	(20,262,567)	28,476,969	15,815,481	23,824,094
Net Assets:

Beginning of period	128,802,644	84,490,078	107,013,684	78,536,715	45,179,903	21,355,809
End of period	$117,681,008	$128,802,644	$86,751,117	$107,013,684	$60,995,384	$45,179,903
End of period undistributed net investment income	$220,724	$349,337	$315,537	$686,021	$3,144,228	$3,073,916

Share Transactions:

Sale of shares	1,791,883	3,273,716	256,956	2,282,565	2,422,724	4,509,114
Reinvestment of dividends and distributions	28,638	3,711	881,812	619,547	35,642	43,154
Shares repurchased	(1,106,863)	(1,665,406)	(856,663)	(1,256,742)	(903,695)	(2,193,872)
Net increase in shares	713,658	1,612,021	282,105	1,645,370	1,554,671	2,358,396

The accompanying notes are an integral part of these financial statements.

15

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class Shares	For the six months ended April 30, 2008 (unaudited)
			For the fiscal year ended October 31,
			2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$16.80		$13.93	$11.89	$9.94	$9.39	$7.74
Income from Investment Operations:

Net investment income	0.06		0.06	0.03	0.01	0.11	0.06
Net realized and unrealized gain (loss) on investments	(2.76)		2.82	2.03	2.04	0.44	1.69
Total from investment operations	(2.70)		2.88	2.06	2.05	0.55	1.75
Less Distributions to Shareholders from:
Net investment income	(0.07)		(0.01)	(0.02)	(0.10)	-	(0.10)
Net Asset Value, End of Period	$14.03		$16.80	$13.93	$11.89	$9.94	$9.39
Total Return[1]	(16.10)%	[2]	20.68%	17.37%	20.75%	5.86%	22.90%
Ratio of net expenses to average net assets	0.99%	[3]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets[1]	0.81%	[3]	0.37%	0.23%	0.04%	0.99%	0.68%
Portfolio turnover	65%	[2]	65%	98%	105%	131%	143%
Net assets at end of period (000’s omitted)	$81,733		$95,510	$82,975	$55,377	$45,321	$53,538
Expense Offsets:[4]
Ratio of total expenses to average net assets	1.01%	[3]	1.07%	1.11%	1.21%	1.20%	1.62%
Ratio of net investment income (loss) to average net assets	0.79%	[3]	0.29%	0.12%	(0.17)%	0.79%	0.06%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]	Not annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements, fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

16

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A Shares	For the six months ended April 30, 2008 (unaudited)	For the fiscal year ended October 31, 2007	For the fiscal year ended October 31, 2006*

Net Asset Value, Beginning of Period	$16.75	$13.91	$13.01
Income from Investment Operations:
Net investment income	0.03	0.02	0.00	[5]
Net realized and unrealized gain (loss) on investments	(2.66)	2.82	0.90
Total from investment operations	(2.63)	2.84	0.90
Less Distributions to Shareholders from:
Net investment income	(0.05)	-	-
Net Asset Value, End of Period	$14.07	$16.75	$13.91
Total Return[1]	(15.71)%[2]	20.42%	6.92%[2]
Ratio of net expenses to average net assets	1.24%[3]	1.24%	1.24%[3]
Ratio of net investment income (loss) to average net assets[1]	0.54%[3]	0.30%	(0.11)%[3]
Portfolio turnover	65%[2]	65%	98%[2]
Net assets at end of period (000’s omitted)	$25,3	16	$23,80	3	$5	74
Expense Offsets:[4]
Ratio of total expenses to average net assets	1.26%[3]	1.32%	1.40%[3]
Ratio of net investment income (loss) to average net assets	0.52%[3]	0.22%	(0.27)%[3]

Class C Shares	For the six months ended April 30, 2008 (unaudited)	For the fiscal year ended October 31, 2007	For the fiscal year ended October 31, 2006*

*  Class A and Class C shares commenced operations on March 1, 2006. (See Notes to Financial Statements.)

[1]  Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]  Not annualized.

[3]  Annualized.

[4]  Excludes the impact of expense reimbursements, fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]  Rounds to less than $0.01.

[6]  The Total Return is based on the Financial Statement Net Asset Value as shown above.

Net Asset Value, Beginning of Period	$16.53	$13.83	$13.01
Income from Investment Operations:
Net investment income (loss)	(0.02)	0.00	[5]	(0.03)
Net realized and unrealized gain (loss) on investments	(2.63)	2.70	0.85
Total from investment operations	(2.65)	2.70	0.82
Net Asset Value, End of Period	$13.88	$16.53	$13.83
Total Return[1]	(15.98)%[2]	19.52%[6]	6.30%[2]
Ratio of net expenses to average net assets	1.99%[3]	1.99%	1.99%[3]
Ratio of net investment loss to average net assets[1]	(0.22)%[3]	(0.36)%	(0.91)%[3]
Portfolio turnover	65%[2]	65%	98%[2]
Net assets at end of period (000’s omitted)	$10,6	33	$9,49	0	$9	41
Expense Offsets:[4]
Ratio of total expenses to average net assets	2.01%[3]	2.07%	2.15%[3]
Ratio of net investment loss to average net assets	(0.24)%[3]	(0.44)%	(1.06)%[3]

17

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

For the six months ended April 30, 2008 (unaudited)
For the fiscal year ended October 31,
Institutional Class Shares	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$15.49	$14.90	$12.93	$11.62	$10.59	$9.03
Income from Investment Operations:

Net investment income	0.10	0.15	0.17	0.20	0.11	0.08
Net realized and unrealized gain (loss) on investments	(1.75)	2.11	2.49	1.26	1.00	1.56
Total from investment operations	(1.65)	2.26	2.66	1.46	1.11	1.64
Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.16)	(0.18)	(0.15)	(0.08)	(0.08)
Net realized gain on investments	(1.61)	(1.51)	(0.51)	-	-	-
Total distributions to shareholders	(1.77)	(1.67)	(0.69)	(0.15)	(0.08)	(0.08)
Net Asset Value, End of Period	$12.07	$15.49	$14.90	$12.93	$11.62	$10.59
Total Return[1]	(11.61)%[2]	16.54%	21.44%	12.64%	10.52%	18.37%
Ratio of net expenses to average net assets	0.79%[3]	0.79%	0.79%	0.85%	0.79%	0.91%
Ratio of net investment income to average net assets[1]	1.46%[3]	0.96%	1.23%	1.49%	0.97%	0.82%
Portfolio turnover	96%[2]	106%	89%	105%	106%	169%
Net assets at end of period (000’s omitted)	$66,35	6	$82,91	5	$78,06	8	$72,47	0	$72,87	8	$71,26	5
Expense Offsets:[4]
Ratio of total expenses to average net assets	0.85%[3]	0.83%	0.82%	-	-	-
Ratio of net investment income to average net assets	1.40%[3]	0.92%	1.19%	-	-	-

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]	Not annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements, fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

18

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A Shares	For the six months ended April 30, 2008 (unaudited)	For the fiscal year ended October 31, 2007	For the fiscal period ended October 31, 2006*

Net Asset Value, Beginning of Period	$15.43	$14.88	$13.53
Income from Investment Operations:
Net investment income	0.08	0.17	0.01
Net realized and unrealized gain (loss) on investments	(1.76)	2.05	1.34
Total from investment operations	(1.68)	2.22	1.35
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.16)	-
Net realized gain on investments	(1.61)	(1.51)	-
Total distributions to shareholders	(1.75)	(1.67)	-
Net Asset Value, End of Period	$12.00	$15.43	$14.88
Total Return[1]	(11.90)%[2]	16.28%	9.98%[2]
Ratio of net expenses to average net assets	1.04%[3]	1.04%	1.04%[3]
Ratio of net investment income to average net assets[1]	1.20%[3]	0.56%	0.63%[3]
Portfolio turnover	96%[2]	106%	89%[2]
Net assets at end of period (000’s omitted)	$18,670	$21,773	$371
Expense Offsets:[4]
Ratio of total expenses to average net assets	1.10%[3]	1.08%	1.13%[3]
Ratio of net investment income to average net assets	1.14%[3]	0.52%	0.54%[3]

Class C Shares	For the six months ended April 30, 2008 (unaudited)	For the fiscal year ended October 31, 2007	For the fiscal period ended October 31, 2006*

Net Asset Value, Beginning of Period	$15.27	$14.85	$13.53
Income from Investment Operations:
Net investment income	0.04	0.13	0.00[5]
Net realized and unrealized gain (loss) on investments	(1.75)	1.96	1.32
Total from investment operations	(1.71)	2.09	1.32

*  Class A and Class C shares commenced operations on March 1, 2006. (See Notes to Financial Statements.)

[1]  Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]  Not annualized.

[3]  Annualized.

[4]  Excludes the impact of expense reimbursements, fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]  Rounds to less than $0.01.

Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.16)	-
Net realized gain on investments	(1.61)	(1.51)	-
Total distributions to shareholders	(1.66)	(1.67)	-
Net Asset Value, End of Period	$11.90	$15.27	$14.85
Total Return[1]	(12.17)%[2]	15.35%	9.76%[2]
Ratio of net expenses to average net assets	1.79%[3]	1.79%	1.79%[3]
Ratio of net investment income (loss) to average net assets[1]	0.50%[3]	(0.13)%	0.16%[3]
Portfolio turnover	96%[2]	106%	89%[2]
Net assets at end of period (000’s omitted)	$1,725	$2,326	$97
Expense Offsets:[4]
Ratio of total expenses to average net assets	1.85%[3]	1.83%	1.88%[3]
Ratio of net investment income (loss) to average net assets	0.44%[3]	(0.17)%	(0.07)%[3]

19

Managers AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A Shares	For the six months ended April 30, 2008 (unaudited)	For the fiscal year ended October 31, 2007	For the fiscal period ended October 31, 2006*

Net Asset Value, Beginning of Period	$9.94	$9.73	$10.00
Income from Investment Operations:
Net investment income	0.04[6]	0.18[6]	0.16
Net realized and unrealized gain (loss) on investments	0.16[6]	0.22[6]	(0.43)
Total from investment operations	0.20	0.40	(0.27)
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.19)	-
Net realized gain on investments	(0.10)	-	-
Total distributions to shareholders	(0.13)	(0.19)	-
Net Asset Value, End of Period	$10.01	$9.94	$9.73
Total Return[1]	1.97%[2],[5]	4.11%[5]	(2.70)%[2]
Ratio of net expenses to average net assets	2.50%3	2.50%	2.50%[3]
Ratio of net investment income to average net assets[1]	0.84%3	1.72%	1.38%[3]
Portfolio turnover	78%[2]	104%	48%[2]
Net assets at end of period (000’s omitted)	$51,551	$37,716	$20,661
Expense Offsets:[4]
Ratio of total expenses to average net assets	2.42%3	2.56%	3.20%[3]
Ratio of net investment income to average net assets	0.92%3	1.66%	0.68%[3]

Class C Shares	For the six months ended April 30, 2008 (unaudited)	For the fiscal year ended October 31, 2007	For the fiscal period ended October 31, 2006*

Net Asset Value, Beginning of Period	$9.82	$9.69	$10.00
Income from Investment Operations:

Net investment income	0.01[6]	0.11[6]	0.02

*  Commencement of operations was on March 30, 2006.

1 Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

2 Not annualized.

3 Annualized.

4 Excludes the impact of expense reimbursements / recoupments, fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

5 The Total Return is based on the Financial Statement Net Asset Values as shown above.

6 Per share numbers have been calculated using average shares.

Net realized and unrealized gain (loss) on investments	0.14[6]	0.21[6]	(0.33)
Total from investment operations	0.15	0.32	(0.31)
Less Distributions to Shareholders from:
Net investment income	(0.01)	(0.19)	-
Net realized gain on investments	(0.09)	-	-
Total distributions to shareholders	(0.10)	(0.19)	-
Net Asset Value, End of Period	$9.87	$9.82	$9.69
Total Return[1]	1.63%[2]	3.30%[5]	(3.10)%[2]
Ratio of net expenses to average net assets	3.25%[3]	3.25%	3.25%[3]
Ratio of net investment income to average net assets[1]	0.11%[3]	1.03%	1.03%[3]
Portfolio turnover	78%[2]	104%	48%[2]
Net assets at end of period (000’s omitted)	$9,445	$7,464	$695
Expense Offsets:[4]
Ratio of total expenses to average net assets	3.17%[3]	3.31%	3.52%[3]
Ratio of net investment income to average net assets	0.19%[3]	0.97%	0.76%[3]

20

Managers AMG FQ Funds

Notes to Financial Statements

April 30, 2008 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”), Managers AMG FQ U.S. Equity Fund (“U.S. Equity”), and Managers AMG FQ Global Alternatives Fund (“Global Alternatives”), collectively the “Funds.”

On March 1, 2006, two new classes were added to Tax-Managed and U.S. Equity, Class A and Class C, in addition to the existing Institutional Class. Initial investments of $1,500 were made in each new class by Managers Investment Group LLC. Global Alternatives commenced operations on March 30, 2006 with an initial investment of $100 into Class A and $1,500 into Class C by Managers Investment Group LLC. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. All classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class A and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Tax-Managed and U.S. Equity Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. Under certain circumstances, the value of each Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in a Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions

21

Managers AMG FQ Funds

Notes to Financial Statements (continued)

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2008:

	Tax-Managed		U.S. Equity		Global Alternatives
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$147,341,259	-	$112,492,927	$16,925	$49,158,219	$486,302
Level 2 - Other Significant Observable Inputs	-	-	-	-	8,208,689	873,182
Level 3 - Significant Unobservable Inputs	-	-	-	-	-	-

Total	$147,341,259	-	$112,492,927	$16,925	$57,366,908	$1,359,484

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a “balance credit” agreement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2008, the custodian expense was reduced as follows: Tax-Managed - $19, U.S. Equity - $17 and Global Alternatives - $1,539.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended April 30, 2008, overdraft fees for Tax-Managed and U.S. Equity equaled $231 and $552, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, PFPC Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2008, the transfer agent expense was reduced as follows: Tax-Managed - $446, U.S. Equity - $330, and Global Alternatives - $233.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Chase & Co., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Portfolio- Capital Share Class. For the six months ended April 30, 2008, the management fee was reduced as follows: Tax-Managed - $0, U.S. Equity -$0, Global Alternatives - $3,239.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses such as interest and taxes, if any.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore,

22

Managers AMG FQ Funds

Notes to Financial Statements (continued)

no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Loss Carryovers

As of April 30, 2008, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires October 31,

Tax-Managed	$62,547	2011

	18,367,213	2010

	28,282,772	2009

Total	$46,712,532

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

For the six months ended April 30, 2008, and the fiscal year ended October 31, 2007, the capital stock transactions in the Funds by class were as follows:

	Tax-Managed				U.S. Equity
	2008		2007		2008		2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A Shares

Sale of shares	713,939	$10,409,705	1,714,462	$27,420,567	164,179	$2,095,134	1,823,106	$27,198,907
Reinvestment of dividends and distributions	1,904	30,137	-	-	174,680	2,297,041	3,541	48,285
Shares repurchased	(337,350)	(4,788,310)	(334,458)	(5,373,188)	(194,494)	(2,411,352)	(440,449)	(6,632,355)

Net increase	378,493	$5,651,532	1,380,004	$22,047,379	144,365	$1,980,823	1,386,198	$20,614,837

Class C Shares

Sale of shares	283,376	$4,046,042	527,386	$8,233,271	16,913	$218,726	162,315	$2,397,014
Reinvestment of dividends and distributions	-	-	-	-	7,900	103,903	81	1,109
Shares repurchased	(91,604)	(1,307,317)	(21,223)	(329,547)	(32,106)	(410,411)	(16,663)	(252,257)

Net increase (decrease)	191,772	$2,738,725	506,163	$7,903,724	(7,293)	($87,782)	145,733	$2,145,866

Institutional Class

Sale of shares	794,568	$12,128,298	1,031,868	$16,181,652	75,864	$926,100	297,144	$4,366,333
Reinvestment of dividends and distributions	26,734	424,272	3,711	58,882	699,232	9,186,861	615,925	8,512,083
Shares repurchased	(677,909)	(9,602,571)	(1,309,725)	(20,632,452)	(630,063)	(7,635,464)	(799,630)	(11,695,234)

Net increase (decrease)	143,393	$2,949,999	(274,146)	($4,391,918)	145,033	$2,477,497	113,439	$1,183,182

23

Managers AMG FQ Funds

Notes to Financial Statements (continued)

	Global Alternatives
	2008		2007
	Shares	Amount	Shares	Amount
Class A Shares

Sale of shares	2,140,903	$21,692,048	3,750,168	$38,528,654
Reinvestment of dividends and distributions	30,756	306,012	41,696	411,541
Shares repurchased	(813,596)	(8,257,809)	(2,121,805)	(21,737,119)

Net increase	1,358,063	$13,740,251	1,670,059	$17,203,076

Class C Shares

Sale of shares	281,821	$2,811,271	758,946	$7,847,915
Reinvestment of dividends and distributions	4,886	48,079	1,458	14,317
Shares repurchased	(90,099)	(897,061)	(72,067)	(725,952)

Net increase	196,608	$1,962,289	688,337	$7,136,280

At April 30, 2008, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds:

Fund	Class A	Class C	Institutional Class

Tax-Managed	2 collectively own 63%	2 collectively own 77%	2 collectively own 39%

U.S. Equity	N/A	1 owns 49%	1 owns 19%

Global Alternatives	1 owns 23%	2 collectively own 61%	N/A

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds are distributed by Managers Distributors, Inc., (“MDI” or the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. The Funds’ investment portfolios are managed by First Quadrant, L.P. (“First Quadrant” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and First Quadrant with respect to each of the Funds. AMG indirectly owns a majority interest in First Quadrant. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI. MDI serves as the principal underwriter for each fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds will be continuously offered and will be sold by brokers, dealers, or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature.

24

Managers AMG FQ Funds

Notes to Financial Statements (continued)

Tax-Managed is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.85% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

U.S. Equity and Global Alternatives are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.35% and 1.70%, respectively, of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to First Quadrant for its services as sub-advisor. U.S. Equity and Global Alternatives have entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of the average daily net assets of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2009, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses, and extraordinary expenses) will be limited to the following amounts of the Fund’s average daily net assets.

Fund	Class A	Class C	Institutional Class

Tax-Managed	1.24%	1.99%	0.99%

U.S. Equity	1.04%	1.79%	0.79%

Global Alternatives	2.50%	3.25%	N/A

The Funds are obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Funds’ total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended April 30, 2008, Global Alternatives made repayments to the Investment Manager of $23,178. At April 30, 2008, the six-month and cumulative amounts of reimbursable expenses for the Funds were as follows:

Fund	Six months ended April 30, 2008	Cumulative Reimbursement Amount

Tax-Managed	$13,357	$227,991

U.S. Equity*	27,666	27,666

Global Alternatives	-	74,070

Prior to July 1, 2007, the aggregate annual retainer paid to each Independent Trustee was $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. Effective July 1, 2007, the aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. (Prior to July 1, 2007, the Independent Chairman received an additional payment of $10,000 per year). The Chairman of the Audit Committee receives an additional payment of $5,000 per year. (Prior to July 1, 2007, the Chairman of the Audit Committee received an additional payment of $2,000 per year). The “Trustee fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Effective March 1, 2006, Tax-Managed and U.S. Equity adopted a distribution and service plan (the “Plan”) and effective March 30, 2006, Global Alternatives adopted the Plan with respect to the Class A and Class C shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, the Funds may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% and 1.00% annually of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of U.S. Equity, Tax-Managed and Global Alternatives for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2008, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Tax-Managed	$90,320,107	$79,028,670	N/A	N/A
U.S. Equity	88,787,973	95,703,387	N/A	N/A
Global Alternatives	2,500,611	248,557	$15,172,956	$13,035,000

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY, providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds

25

Managers AMG FQ Funds

Notes to Financial Statements (continued)

or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Forward Foreign Currency Contracts

Global Alternatives invests in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Cash pledged to cover margin requirements for open forward positions in Global Alternatives at April 30, 2008 was $3,800,000. Open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2008 were as follows:

Global Alternatives - Foreign Currency

Type	Position	Settlement Date	Receivable Amount	Payable Amount	Unrealized Gain/Loss

Australian Dollar	Short	6/18/2008	($45,439,688)	($44,365,937)	($1,073,751)

Canadian Dollar	Short	6/18/2008	(37,483,476)	(37,801,947)	318,471

Swiss Franc	Short	6/18/2008	(37,441,172)	(38,328,783)	887,611

Euro-dollar	Short	6/18/2008	(29,725,007)	(29,651,001)	(74,006)

Pound Sterling	Short	6/18/2008	(23,640,213)	(23,596,112)	(44,101)

Japanese Yen	Short	6/18/2008	(13,736,077)	(14,111,832)	375,755

New Zealand Dollar	Short	6/18/2008	(35,279,883)	(35,707,660)	427,777

Swedish Krona	Short	6/18/2008	(14,898,474)	(14,942,627)	44,153

Australian Dollar	Long	6/18/2008	15,629,693	15,413,654	216,039

Canadian Dollar	Long	6/18/2008	21,770,271	21,587,908	182,363

Swiss Franc	Long	6/18/2008	60,077,004	60,290,725	(213,721)

Euro-dollar	Long	6/18/2008	43,524,368	43,505,873	18,495

Pound Sterling	Long	6/18/2008	17,479,784	17,552,566	(72,782)

Japanese Yen	Long	6/18/2008	32,342,766	32,731,330	(388,564)

New Zealand Dollar	Long	6/18/2008	16,904,818	17,052,455	(147,637)

Swedish Krona	Long	6/18/2008	20,224,060	19,806,980	417,080

Total			($9,691,226)	($10,564,408)	$873,182

26

Managers AMG FQ Funds

Notes to Financial Statements (continued)

8.	Futures Contracts Held or Issued for Purposes other than Trading

U.S. Equity uses Equity Index futures contracts to a limited extent, with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Alternatives may use futures contracts, including futures contracts on global equity and fixed income securities, interest rate futures contracts, foreign currency futures contracts and future contracts on security indices (including broad-based security indices), for any purpose. The Funds may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

Assets pledged to cover margin requirements for the open futures positions at April 30, 2008 amounted to $77,000 and $7,827,000 for U.S. Equity and Global Alternatives, respectively. Each Fund had the following open futures contracts as of April 30, 2008:

FQ U.S. Equity

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
S&P 500 Index	2	Long	6/20/2008	$16,925

FQ Global Alternatives
Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/ (Loss)

Australian 10-Year Bond	AUD	490	Short	6/16/2008	$710,830

Canadian 10-Year Bond	CAD	309	Short	6/19/2008	(102,920)

S&P/TSE 60 Index	CAD	89	Short	6/19/2008	(673,011)

CAC40 10 Euro	EUR	3	Long	5/16/2008	7,824

Amsterdam Index	EUR	21	Short	5/16/2008	(141,872)

Month DAX Index	EUR	19	Long	6/20/2008	394,438

Month IBEX 35 Index	EUR	70	Short	5/16/2008	(251,620)

Euro-Bund 10-Year	EUR	135	Long	6/6/2008	(250,269)

S&P/MIB Index	EUR	13	Long	6/20/2008	174,312

U.K. 10-Year Gilt	GBP	211	Short	6/26/2008	186,317

FTSE 100 Index	GBP	16	Long	6/20/2008	166,835

Hang Seng Index	HKD	25	Long	5/29/2008	33,670

Japanese 10-Year Bond	JPY	34	Long	6/11/2008	(912,142)

TOPIX Index	JPY	93	Long	6/12/2008	866,859

S&P 500 Index	USD	10	Long	6/20/2008	158,813

U.S. Treasury 20-Year Bond	USD	386	Long	6/19/2008	118,238

Total					$486,302

27

Managers AMG FQ Funds

Notes to Financial Statements (continued)

9.	New Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 (“FIN 48”).” FIN 48 applies to all registered investment companies and establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004-2007) and has concluded that as of April 30, 2008, no provision for income tax would be required in the Funds’ financial statements. Additionally, Fund Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Investment Manager’s conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and ongoing analysis of tax laws, regulations, and interpretations thereof.

10.	Subsequent Event

At a meeting held on June 5-6, 2008, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Managers AMG FQ Global Alternatives Fund. Effective June 9, 2008, Managers Investment Group LLC has contractually agreed, through at least March 1, 2009, to limit net annual fund operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.99% and 2.74% of average daily net assets of Class A and Class C shares, respectively. Prior to June 9, 2008, the Fund had a contractual expense limitation of 2.50% and 3.25% for Class A and Class C shares, respectively.

28

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS	MANAGERS AND MANAGERS AMG
BALANCED FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

OFI Institutional Asset Management, Inc.

Next Century Growth Investors LLC

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers

SPECIAL EQUITY

Donald Smith & Co., Inc.

Lord, Abbett & Co. LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment

    Management, LLC

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS

FIXED INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2008

Managers Fremont Global Fund

Managers Small Cap Fund

Managers Real Estate Securities Fund

Managers California Intermediate Tax-Free Fund

Managers Funds

Semi-Annual Report — April 30, 2008 (unaudited)

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS
Managers Fremont Global Fund	5
Managers Small Cap Fund	11
Managers Real Estate Securities Fund	14
Managers California Intermediate Tax-Free Fund	16

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	19

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	20
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	21
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	22
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	24
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	26
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder:

As you are undoubtedly aware, the financial markets were under significant pressure during most of the six-month period ending April 30, 2008 (the “period”), pulling the stock market into negative territory. This was largely driven by investor concerns over the economic impact of a decline in U.S. home values and the related devaluation of the mortgage-securities market. Time will tell if the concerns are completely justified. In the short term, however, the pain in the subprime mortgage market and the stock market has been all too real.

The resulting impact on the equity markets was widespread. For the period, the Russell 1000® (large cap), 2000® (small cap), and 3000® (all cap) Indices returned -9.54%, -12.92% and -9.82%, respectively. Within the Russell 3000® Index, all sectors except energy were down. Foreign stock markets offered little help in the way of diversification, even with the benefit of currencies that were strong relative to the U.S. Dollar. For the period, the MSCI EAFE Index returned -9.21% (U.S. Dollars), while the MSCI Emerging Markets Index declined by -10.18%.

While many of the media headlines took a negative tone and emphasized the “housing crisis” and the losses in the stock market, it was a constructive period for various portions of the bond market, including the portion of the market in which the Managers California Intermediate Tax-Free Fund invests. Interest rates fell (and bond prices rose) across the yield curve, although the interest rate declines were most pronounced on the shorter end of the curve. Meanwhile, demand for higher-quality, lower-risk bonds like U.S. Treasuries increased, while investors sold higher-risk, lower-quality bonds in an effort to curtail risk. For the period, the Lehman Brothers U.S. Aggregate Index and the Lehman Brothers Global Aggregate Index returned 4.08% and 6.27% (U.S. Dollars), respectively.

Against this backdrop, the Funds represented in this report have provided the following returns:

Periods Ended 4/30/2008	6 Months	1 Year	3 Years	5 Years	10 Years	Inception Date
Managers Fremont Global	(7.49)%	0.08%	9.26%	10.81%	4.54%	11/18/1988
65% MSCI World Index and 35% Lehman Brothers Global Aggregate Index	(3.93)%	2.69%	10.13%	12.30%	5.77%
Managers Small Cap	(13.21)%	(5.37)%	10.61%	13.65%	5.88%	9/24/1997
Russell 2000® Growth Index	(14.14)%	(6.71)%	9.90%	13.32%	2.20%
Managers Real Estate Securities	(6.20)%	(10.80)%	12.90%	19.00%	10.63%	12/31/1997
Dow Jones Wilshire REIT Index	(7.31)%	(13.79)%	12.08%	18.99%	12.46%
Managers California Intermediate Tax-Free	1.69%	2.76%	3.26%	3.67%	4.37%	11/16/1990
Lehman Brothers 5-Year Municipal Bond Index	3.38%	5.93%	3.76%	3.30%	4.69%

Note: Returns greater than one year are annualized.

Detailed reviews of Fund positioning are included within this report.

For the six-month period ended April 30, 2008, the Managers California Intermediate Tax-Free Fund returned 1.69%, compared to the 3.38% return for its benchmark, the Lehman Brothers 5-Year Municipal Bond Index. The most recent six months notwithstanding, the Fund has performed well compared to peers over longer time periods, particularly on a five-year basis. During the last six months, the Fund’s relative underperformance was due mainly to an overweight in intermediate and long-term issues. This overweight created a negative impact, particularly during the first two months of 2008 as long-term municipal bonds dramatically underperformed other maturity segments. Specifically, the Lehman Brothers Municipal Bond 15-Year Index returned -4.71% during the first two months of 2008, compared to 0.89% for the Lehman Brothers Municipal Bond 1-Year Index. Evergreen Investment Management Company, LLC (“Evergreen”), the Fund’s subadvisor, determined that shifting the Fund toward shorter maturities would not have been prudent, since the short end appeared overbought while municipal bonds with longer maturities appeared attractively valued. Concurrently, liquidity within the municipal bond market was limited during the first part of 2008 and Evergreen believes that it would have been forced to accept less favorable pricing in a thin market. Furthermore, consistent with the Fund’s objective, Evergreen sought to avoid generating capital gains, which are not tax-exempt for taxable investors.

Going forward, Evergreen expects volatility and illiquidity to continue, as concerns regarding inflation and housing persist. The Fed appears fairly concerned with the state of financial markets and, fortunately, has taken unprecedented action to add liquidity and increase confidence. Evergreen believes that as stability returns and investors begin searching for higher yielding investments, the Fund’s overweight to intermediate and long-term issues should be beneficial, as was demonstrated during March and April as long munis outperformed.

Letter to Shareholders (continued)

For the six-month period ended April 30, 2008, the Managers Fremont Global Fund returned -7.49% compared to a return of -3.93% for its benchmark, which consists of 65% MSCI World Index and 35% Lehman Brothers Global Aggregate Index. The weak absolute and relative performance was primarily driven by the equity portion of the Fund, particularly the growth-oriented subadvisors, amid the generally difficult performance of the global equity markets during this period. Positioning remained relatively stable in the equity portion of the Fund, although the sharp decline in prices in sectors such as financials and consumer discretionary have our subadvisors actively seeking opportunities within these areas of the market. The fixed-income portion of the Fund, managed by Loomis Sayles & Company, L.P. (“Loomis”), also disappointed relative to its benchmark. This was primarily driven by the Fund’s overweight to corporate bonds relative to the benchmark. With valuations becoming more attractive, Loomis added to the Fund’s corporate bond holdings during this period and this began to reap benefits in April.

For the six-month period ended April 30, 2008, the Managers Real Estate Securities Fund returned -6.20%, compared to a return of -7.31% for its benchmark, the Dow Jones Wilshire REIT Index. The Fund’s returns now exceed the benchmark on a six-month, one-year, three-year and five-year basis. For the period, REITs did not escape large price swings, but did outperform the broader equity markets as investors sought the relative safety of these hard assets, which can commonly, but not always, provide current yield, inflation protection, diversification, and low correlation. The Fund’s outperformance relative to the benchmark during the period was primarily driven by solid stock selection across a number of different sectors. Urdang Securities Management, Inc. (“Urdang”), the Fund’s subadvisor, has a cautious outlook for the remainder of the year, as they believe there is the potential for more downside than upside in the economy. Given their cautious market outlook, Urdang believes that generating continued outperformance will be even more dependent upon superior stock selection than it has been in the past. In addition, Urdang has positioned the Fund in more defensive REITs that they believe are less likely to be impacted by a slowing economy and lower consumer spending. Urdang also remains focused on selecting REITs with strong balance sheets and identifying quality real estate located in primary markets with stable cash flow from long-term leases, high-credit tenants, and strong organic earnings growth.

For the six-month period ended April 30, 2008, the Managers Small Cap Fund returned -13.21%, compared to -14.14% for its benchmark, the Russell 2000® Growth Index. As detailed in the above table, the Fund’s returns exceed the benchmark on a six-month, one-, three-, five- and ten-year basis, as well as since inception. Embedded within those returns is relative outperformance during each of the past three calendar years. Meanwhile, the Fund’s volatility has been considerably less than that of its benchmark over the past three and five years. For the most recent six-month period, the Fund, while certainly not immune to the recent turbulent environment, weathered the storm better than its benchmark as it benefitted primarily from its sector positioning. Specifically, the Fund’s overweight to the energy sector was a positive contributor to performance, and within this sector stocks such as Quicksilver Resources, Inc., Concho Resources, Inc., and Arena Resources, Inc., all performed especially well. The portfolio also benefitted from its underweight to the consumer discretionary sector, which was very weak as people continued to re-evaluate new purchases of goods and services. While sector positioning was generally positive, the Fund’s stock selection was somewhat mixed, although stock selection was notably favorable in health care and technology.

The following report covers the six-month period ended April 30, 2008. Should you have any questions about this report, or if you’d like to receive a prospectus and additional information, including fees and expenses for these or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our Web site at www.managersinvest.com. As always, please read the prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in the Managers Funds.

Respectfully,

John H. Streur

Senior Managing Partner

Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2008	Expense Ratio for the Period	Beginning Account Value 11/01/2007	Ending Account Value 04/30/2008	Expenses Paid During the Period*
Managers Fremont Global Fund
Based on Actual Fund Return	0.84%	$1,000	$925	$4.04
Based on Hypothetical 5% Annual Return	0.84%	$1,000	$1,021	$4.24
Managers Small Cap Fund
Based on Actual Fund Return	1.43%	$1,000	$868	$6.64
Based on Hypothetical 5% Annual Return	1.43%	$1,000	$1,018	$7.17
Managers Real Estate Securities Fund
Based on Actual Fund Return	1.47%	$1,000	$938	$7.08
Based on Hypothetical 5% Annual Return	1.47%	$1,000	$1,018	$7.37
Managers California Intermediate Tax Free Fund
Based on Actual Fund Return	0.55%	$1,000	$1,017	$2.76
Based on Hypothetical 5% Annual Return	0.55%	$1,000	$1,022	$2.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Managers Funds Performance

All periods ended April 30, 2008 (unaudited)

		Average Annual Total Returns [1]
The Managers Funds	Six Months	1 Year	5 Years	10 Years
Managers Fremont Global [3,4]	(7.49)%	0.08%	10.81%	4.54%
S&P 500 Index	(9.64)%	(4.68)%	10.62%	3.89%
Managers Fremont Global Composite Index [9]	(3.93)%	2.69%	12.30%	5.77%
Managers Small Cap [2,5]	(13.21)%	(5.37)%	13.65%	5.88%
Russell 2000® Growth Index	(14.14)%	(6.71)%	13.32%	2.20%
Managers Real Estate Securities [2,6]	(6.20)%	(10.80)%	19.00%	10.63%
Dow Jones Wilshire REIT Index	(7.31)%	(13.79)%	18.99%	12.46%
Managers California Intermediate Tax-Free [2,4,7,8]	1.69%	2.76%	3.67%	4.37%
Lehman Brothers 5-Year Municipal Bond Index	3.38%	5.93%	3.30%	4.69%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call 800.835.3879 or visit our web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit our web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2008. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

Investments in foreign securities and currency instruments are subject to additional risks such as erratic market conditions, economic and political instability, and currency exchange rate fluctuations.

[4]

Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[5]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[6]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.

[7]	The Fund is subject to risks associated from economic, political, geographic, and demographic conditions of California that could adversely affect the value of the Fund’s investment portfolio.
[8]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[9]

Managers Fremont Global Fund Composite Index is a hypothetical representation of the performance of the Fund’s stock and bond asset classes according to their respective weightings in the Fund’s neutral mix (65% global equities and 35% global bonds). The MSCI World Index is used to represent the Fund’s stock asset class and the Lehman Global Aggregate Index is used to represent the Fund’s bond asset class when calculating the Composite Index.

The Russell 2000® Growth Index is a trademark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers Fremont Global Fund

Fund Snapshots

April 30, 2008 (unaudited)

Portfolio Breakdown

Geographic Diversification	Managers Fremont Global Fund**	MSCI World Index	Lehman Global Aggregate Index
United States	55.7%	47.0%	35.3%
Europe	28.5%	33.6%	38.8%
Japan	5.0%	10.0%	17.1%
Asia (excluding Japan)	2.3%	1.4%	2.4%
Canada	1.9%	0.0%	0.3%
Latin America	1.8%	4.4%	3.1%
Africa & Middle East	1.6%	0.0%	0.6%
Caribbean Islands	1.4%	0.3%	0.0%
Other	1.8%	3.3%	2.4%

Top Ten Holdings

Security Name	Percentage of Net Assets
Managers Global Bond Fund*	33.4%
Cisco Systems, Inc.*	1.3
General Electric Co.*	1.1
Proctor & Gamble Co.	0.9
Alcoa, Inc.	0.9
Apple, Inc.*	0.9
United Technologies Corp.*	0.9
Oracle Corp.*	0.9
Microsoft Corp.*	0.8
AT&T, Inc.	0.8

Top Ten as a Group	41.9%

*	Top Ten Holding at October 31, 2007

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Fremont Global Fund

Schedule of Portfolio Investments

April 30, 2008 (unaudited)

	Shares		Value
Common Stocks - 64.6%
Consumer Discretionary - 5.3%
1-800-FLOWERS.COM, Inc. *	8,400		$74,087
Amazon.com, Inc. *	800	[2]	62,904
Arcandor AG (Germany)*	30,340		567,420
Autoliv, Inc.	4,600		281,704
Best Buy Co., Inc.	4,800	[2]	206,496
Cache, Inc. *	3,269	[2]	40,078
Callaway Golf Co.	12,330		169,414
Carphone Warehouse Group, PLC, The (United Kingdom)	101,108		542,446
Coach, Inc. *	4,800		170,736
Comcast Corp., Special Class A	25,720		520,573
Compagnie Generale des Etablissements Michelin (France)	1,650		149,755
Daimler AG (Germany)	3,249		252,631
DeVry, Inc.	1,000	[2]	57,000
Expedia, Inc. *	6,400	[2]	161,664
Ford Motor Co. *	14,800	[2]	122,248
G-III Apparel Group, Ltd. *	3,700		54,575
Hillenbrand, Inc. *	4,200		79,968
Honda Motor Co., Ltd. (Japan)	5,900		188,307
Hyundai Motor Co. - Sponsored GDR (South Korea) (a)	5,900		244,260
J.C. Penney Co., Inc.	8,800		374,000
Kingfisher PLC (United Kingdom)	78,859		206,074
Lagardere (France)	2,600		185,365
Las Vegas Sands Corp. *	800	[2]	60,976
LG Electronics, Inc. (South Korea)	1,382		214,715
Lowe’s Companies, Inc.	16,800		423,192
MGM Grand, Inc. *	1,917	[2]	98,055
Nissan Motor Co., Ltd. (Japan)	47,300		421,798
Overstock.com, Inc. *	2,600		49,972
RadioShack Corp.	6,200	[2]	86,180
Renault SA (France)	4,100		417,853
Scholastic Corp. *	3,200	[2]	90,080
Sharp Corp. (Japan)	11,000		185,287
Sherwin-Williams Co., The	1,800		99,576
Sirius Satellite Radio, Inc. *	36,026	[2]	92,587
Tim Hortons, Inc. (Canada)	3,400	[2]	116,790
Urban Outfitters, Inc. *	800	[2]	27,400
Whirlpool Corp.	1,231	[2]	89,592
WMS Industries, Inc. *	5,200	[2]	188,188
Wyndham Worldwide Corp.	11,816		253,808
Wynn Resorts, Ltd. *	1,000	[2]	105,340
Total Consumer Discretionary			7,733,094
Consumer Staples - 4.5%
Altria Group, Inc.	12,400		248,000
Anheuser-Busch Companies, Inc.	3,200		157,440
Associated British Foods PLC (United Kingdom)	10,700		186,655
Cal-Maine Foods, Inc.	6,000		177,300
Carrefour SA (France)	3,905		273,933
Church & Dwight Co., Inc.	800		45,457
Corn Products International, Inc.	4,000	[2]	185,521
CVS Corp.	15,390		621,294
Del Monte Foods Co.	5,100	[2]	46,002
Fresh Del Monte Produce, Inc. (Cayman Islands)*	5,915	[2]	187,446
Herbalife Ltd.	1,668	[2]	73,025
Imperial Sugar Co.	2,800		44,156
Japan Tobacco, Inc. (Japan)	13		63,850
Koninklijke Ahold N.V. (Netherlands)	15,600		230,420
Kraft Foods, Inc.	16,330		516,518
Kroger Co., The	4,700		128,075
Loews Corp. - Carolina Group	1,200		78,804
Nestle SA, Registered (Switzerland)	1,011		482,528
PepsiCo, Inc.	11,000		753,830
Procter & Gamble Co., The	20,525		1,376,201
Sanderson Farms, Inc.	4,400		183,348
Unilever NV (Netherlands)	15,742		525,512
Total Consumer Staples			6,585,315
Energy - 6.4%
Baker Hughes, Inc.	4,170		337,270
Cameco Corp. (Canada)	3,900	[2]	136,461
Chevron Corp.	7,800		749,970
China Petroleum and Chemical Corp., Class H (Hong Kong)	246,000		264,324
ConocoPhillips Co.	12,010		1,034,662
Devon Energy Corp.	4,850		549,990
El Paso Corp.	29,790		510,601
Eni S.p.A. (Italy)	11,000		423,374
Exxon Mobil Corp.	8,886		827,020
Grey Wolf, Inc. *	21,000		131,670

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund
Schedule of Portfolio Investments (continued)

	Shares		Value
Energy - 6.4% (continued)
Helmerich & Payne, Inc.	2,077	[2]	$111,639
ION Geophysical Corp.	4,600	[2]	73,278
LUKOIL Holdings, ADR (Russia)	2,350	[2]	210,560
Marathon Oil Corp.	1,400		63,798
Noble Corp.	1,800	[2]	101,304
OAO Gazprom - Sponsored ADR (Russia)	2,500		132,279
Patterson-UTI Energy, Inc.	2,600		72,644
Petro-Canada (Canada)	3,500		175,365
Petroleo Brasileiro S.A., Sponsored ADR (Brazil)	900		109,278
Pioneer Drilling Co. *	3,600		58,788
Royal Dutch Shell PLC, Class A (United Kingdom)	16,600		665,338
SeaDrill Ltd. (Bermuda)	2,800		85,281
Smith International, Inc.	7,500		573,825
StatoilHydro ASA (Norway)	9,850		354,364
Sunoco, Inc.	1,960		90,964
Tesoro Corp.	8,560	[2]	215,198
Tidewater, Inc.	1,000		65,220
Total S.A. (France)	4,000		335,064
Transocean, Inc.	5,497	[2]	810,588
Valero Energy Corp.	600		29,310
Total Energy			9,299,427
Financials - 13.5%
Allianz AG (Germany)	3,961		804,847
American Express Co.	28,510		1,369,050
American International Group, Inc.	13,340		616,308
Aviva PLC (United Kingdom)	22,681		281,763
AXA Group (France)	3,056		112,912
Axis Capital Holdings, Ltd. (Bermuda)	3,200	[2]	108,512
Bank of America Corp.	17,351		651,357
Barclays PLC (United Kingdom)	38,600		349,017
Blackrock, Inc.	4,400		887,876
BNP Paribas SA (France)	7,313		779,601
Boston Properties, Inc.	1,200	[2]	120,588
British Land Co., PLC, The (United Kingdom)	7,738		128,422
China Merchants Bank Co., Ltd. (China)	36,500		152,387
Charles Schwab Corp., The	6,200		133,920
Chubb Corp., The	2,400		127,128
Citigroup, Inc.	20,500		518,035
City National Corp.	2,200		106,744
CME Group, Inc.	1,450	[2]	663,302
Comerica, Inc.	3,000		104,190
Commerzbank AG (Germany)	6,053		216,979
Credit Agricole SA (France)	12,850		430,067
Credit Suisse Group (Switzerland)	5,400		300,709
Deutsche Bank AG (Germany)	4,700		560,439
Discover Financial Services	2,600		47,346
Eaton Vance Corp.	3,000		109,800
eHealth, Inc. *	2,200	[2]	59,510
Epoch Holding Corp.	2,600		30,914
Federated Investors, Inc.	2,600		87,048
Fondiaria-SAI SpA RNC (Italy)	600		15,841
Fondiaria-SAI SpA (Italy)*	3,100		124,182
Fortis (Belgium)	16,500		447,788
Goldman Sachs Group, Inc.	2,900		554,973
Greenhill & Co., Inc.	1,600	[2]	104,080
HBOS PLC (United Kingdom)	54,870		506,583
Host Hotels & Resorts, Inc.	6,600	[2]	113,520
ING Groep NV (Netherlands)	13,800		522,751
Jones Lang LaSalle, Inc.	2,800	[2]	217,308
JPMorgan Chase & Co.	19,730		940,134
Kookmin Bank, Sponsored ADR (South Korea)	2,400		167,400
Man Group PLC (United Kingdom)	55,800		638,509
Merrill Lynch & Co., Inc.	8,700		433,521
Mitsubishi Tokyo Financial Group, Inc. (Japan)	41,400		456,186
Mitsui Fudosan Co., Ltd. (Japan)	9,000		227,429
Mizuho Financial Group, Inc. (Japan)	55		286,228
Montpelier Re Holdings, Ltd. (Bermuda)	6,400		105,600
Muenchener Rueckversicherungs AG (Germany)	1,500		288,383
Northern Trust Corp.	1,000		74,110
Omega Healthcare Investors, Inc.	5,874		102,795
ORIX Corp. (Japan)	1,990		360,007
Plum Creek Timber Co., Inc.	2,800	[2]	114,352
ProLogis	1,800	[2]	112,698
Rayonier, Inc.	2,400	[2]	100,872
Royal Bank of Scotland Group PLC (United Kingdom)	75,953		514,078
Societe Generale (France)	4,377		508,453
Societe Generale NV (France)*	557		64,534
State Street Corp.	53		3,823

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund
Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 13.5% (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)	40		$344,216
Sumitomo Trust & Banking Co., Ltd. (Japan)	20,000		179,820
TD Ameritrade Holding Corp. *	6,000	[2]	108,600
Transatlantic Holdings, Inc.	400		25,940
Travelers Companies, Inc., The	2,900		146,160
UBS AG (Switzerland)*	9,900		327,613
Wells Fargo & Co.	14,300	[2]	425,425
West Coast Bancorp	2,800		36,148
3i Group PLC (United Kingdom)	11,875		201,930
Total Financials			19,760,761
Health Care - 6.6%
Abbott Laboratories Co.	9,840		519,060
Aetna, Inc.	4,000		174,400
Alcon, Inc. (Switzerland)	5,500		869,000
Align Technology, Inc. *	2,600		31,928
Becton, Dickinson & Co.	9,700		867,180
Covidien Ltd. (Bermuda)	18,100		845,089
CSL Ltd. (Australia)	9,712		363,537
Elan Corp., PLC -Sponsored ADR (Ireland)*	9,400	[2]	247,126
Genentech, Inc. *	8,300		566,060
Gilead Sciences, Inc. *	14,500	[2]	750,520
GlaxoSmithKline PLC (United Kingdom)	7,300		161,485
Health Net, Inc. *	3,200		93,728
Hill-Rom Holdings, Inc.	1,800		45,234
InterMune, Inc. *	3,911		61,989
Johnson & Johnson, Co.	10,350		694,382
Kinetic Concepts, Inc. *	1,683		66,748
Magellan Health Services, Inc. *	2,200		84,898
McKesson Corp.	5,900		307,508
Medtronic, Inc.	6,000		292,080
Merck & Co., Inc.	4,800		182,592
Merck KGaA (Germany)	1,667		236,063
Noven Pharmaceuticals, Inc. *	4,000		36,400
Novo Nordisk A/S (Denmark)	1,950		133,415
OSI Pharmaceuticals, Inc. *	1,600	[2]	55,440
Sanofi-Aventis SA (France)	3,400		262,076
Smith & Nephew PLC (United Kingdom)	7,054		91,197
Stryker Corp.	15,000		972,450
Tenet Healthcare Corp. *	12,600	[2]	80,640
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	8,501	[2]	397,677
Universal Health Services, Inc., Class B	800		50,112
Vertex Pharmaceuticals, Inc. *	3,400		86,768
Total Health Care			9,626,782
Industrials - 8.6%
Air France-KLM (France)	6,200		191,657
Alstom (France)	2,003		460,271
American Superconductor Corp. *	3,400		85,952
BAE Systems PLC (United Kingdom)	9,100		83,890
Carlisle Co., Inc.	5,288	[2]	152,717
Caterpillar, Inc.	2,200		180,136
China Communications Construction Co., Ltd. (China)	38,000		90,242
Deutsche Lufthansa AG (Germany)	9,800		256,755
easyJet PLC (United Kingdom)*	30,634		187,351
EMCOR Group, Inc. *	5,400	[2]	135,324
Encore Wire Corp.	3,600		81,360
Expeditors International of Washington, Inc.	4,725	[2]	220,138
Fluor Corp.	400		61,148
General Electric Co.	47,216		1,543,963
Hansen Transmissions International N.V. (Belgium)*	46,047		201,422
Illinois Tool Works, Inc.	2,000	[2]	104,580
Komatsu Ltd. (Japan)	9,900		301,296
Lockheed Martin Corp.	8,600		911,944
Manitowoc Co., The	18,000	[2]	680,760
McDermott International, Inc. *	13,900		744,762
Michael Page International PLC (United Kingdom)	39,274		223,540
Mitsui & Co., Ltd. (Japan)	18,000		422,748
Mitsui O.S.K. Lines, Ltd. (Japan)	13,000		179,490
Nippon Yusen Kabushiki Kaisha (Japan)	23,000		224,208
Northrop Grumman Corp.	2,033		149,568
On Assignment, Inc. *	12,200		85,766
Precision Castparts Corp.	7,000		822,920
Renewable Energy Corp. AS (Norway)*	6,850		231,785
Rockwell Automation, Inc.	4,512		244,686
Ryanair Holdings PLC (Ireland)*	8,200	[2]	222,302
Shaw Group, Inc., The *	2,800	[2]	138,376
Tredegar Corp.	1,800		29,412
Union Pacific Corp.	600		87,114
United Parcel Service, Inc., Class B	7,700	[2]	557,557
United Technologies Corp.	18,700		1,355,189

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund
Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 8.6% (continued)
Vestas Wind Systems A/S (Denmark)*	4,600		$498,746
Wright Express Corp. (France)	1,194		323,709
Total Industrials			12,472,784
Information Technology - 10.7%
Activision, Inc. *	2,300		62,215
Advent Software, Inc. *	2,000	[2]	79,720
Apple, Inc. *	7,800		1,356,810
ARM Holdings PLC (United Kingdom)	211,894		420,637
ASML Holding N.V. (Netherlands)	16,577		469,750
Autodesk, Inc. *	2,600		98,800
Automatic Data Processing, Inc.	3,031		133,970
Autonomy Corporation PLC (United Kingdom)*	8,481		143,074
Canon, Inc. (Japan)	3,700		186,027
Cisco Systems, Inc. *	75,500		1,935,820
eBay, Inc. *	2,300		71,967
EMC Corp. *	9,400		144,760
Ericsson LM, Class B (Sweden)	33,000		83,358
Fujitsu Ltd. (Japan)	42,000		268,705
Global Payments, Inc.	5,129	[2]	227,010
Google, Inc. *	400		229,716
Harmonic, Inc. *	8,400		69,468
Hewitt Associates, Inc., Class A *	800		32,800
Hewlett-Packard Co.	9,900		458,865
Hynix Semiconductor, Inc. (South Korea)* (a)	5,500		147,011
Interactive Intelligence, Inc. *	2,200	[2]	27,918
International Business Machines Corp.	6,300		760,410
Jack Henry & Associates, Inc.	2,800	[2]	73,584
Lattice Semiconductor Corp. *	16,600		56,274
LDK Solar Co., Ltd. (ADR) (China)*	6,300	[2]	199,962
Mastercard, Inc.	400	[2]	111,264
Microsoft Corp.	43,200		1,232,064
NetApp, Inc.	3,200		77,440
Nintendo Co., Ltd. (Japan)	800		442,218
Nokia Corp., Sponsored ADR (Finland)	20,100		604,407
Nokia Oyj (Finland)	25,860		777,462
Oracle Corp. *	60,200		1,255,170
QUALCOMM, Inc.	4,200		181,398
Rackable Systems, Inc. *	4,200	[2]	46,200
Research In Motion, Ltd. (Canada)*	7,100		863,573
Samsung Electronics Co., Ltd. (South Korea)	284		201,330
Samsung Electronics Co., Ltd., GDR, (South Korea) (a)	700		248,192
Sapient Corp. *	29,200		207,904
Synopsys, Inc. *	1,400		32,354
Texas Instruments, Inc.	3,000		87,480
Toshiba Corp. (Japan)	26,000		215,846
Visa, Inc., Class A *	11,400		951,330
Xerox Corp.	26,900		375,793
Total Information Technology			15,650,056
Materials - 4.8%
Alcoa, Inc.	14,460		502,918
Antofagasta PLC (United Kingdom)	8,900		140,486
ArcelorMittal (Luxembourg)	4,357		393,567
BASF AG (Germany)	4,500		639,757
Carpenter Technology Corp.	3,800	[2]	194,864
CEMEX SAB de C.V. (Mexico)*	14,606	[2]	403,856
Cia Vale do Rio Doce (Brazil)	6,900		219,696
Compania Vale do Rio Doce - ADR (Brazil)	5,936	[2]	231,979
Eurasian Natural Resources Corp. (Kazakhstan)*	5,951		141,989
Freeport McMoRan Copper & Gold, Inc., Class B	1,600	[2]	182,000
International Paper Co.	1,800		47,106
JFE Holdings, Inc. (Japan)	7,500		412,035
K+S AG (Germany)	1,372		560,959
Kazakmys PLC (United Kingdom)	6,800		211,988
Koninklijke DSM N.V. (Netherlands)	1,700		91,244
Mitsubishi Chemical Holdings Corp. (Japan)	26,500		176,367
Mitsui Petrochemical (Japan)	27,000		165,702
Monsanto Co.	3,300		376,266
Nippon Steel Corp. (Japan)	22,000		123,830
Nucor Corp.	2,400		181,200
POSCO, Sponsored ADR (South Korea)	700	[2]	86,380
Potash Corp. of Saskatchewan (Canada)	3,600		662,220
Solvay S.A. (Belgium)	700		102,430
Stora Enso Oyj (Finland)	5,300		65,128
Terra Industries, Inc. *	2,200	[2]	83,292
Xstrata PLC (United Kingdom)	8,561		666,504
Total Materials			7,063,763

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund
Schedule of Portfolio Investments (continued)

	Shares		Value
Telecommunication Services - 2.6%
America Movil , SAB de C.V. (Mexico)	11,400		$660,745
AT&T, Inc.	31,004		1,200,165
China Mobile Ltd. (Hong Kong)	20,000		344,148
China Netcom Group Corp. (Hong Kong)	70,000		211,467
MTN Group Ltd. (South Africa)	11,332		215,352
Nippon Telegraph & Telephone Corp. (Japan)	43		185,190
Orascom Telecom Holding S.A.E. (Egypt)	5,600		424,610
Premiere Global Services, Inc. *	4,200	[2]	60,984
Qwest Communications International, Inc.	37,200	[2]	191,952
Vodafone Group PLC (United Kingdom)	112,588		356,302
Total Telecommunication Services			3,850,915
Utilities - 1.6%
Atmos Energy Corp.	6,154	[2]	170,342
E.ON AG (Germany)	1,500		304,267
Energen Corp.	1,128		76,975
Exelon Corp.	5,170		441,932
Iberdrola Renovables SAU (Spain)*	27,271		198,008
Oneok, Inc.	3,200		153,984
RWE AG (Germany)	710		81,649
Sierra Pacific Resources	8,600	[2]	117,218
Tokyo Electric Power Company, Inc., The (Japan)	10,900		278,457
UGI Corp.	700		18,200
WGL Holdings, Inc.	6,800	[2]	223,040
Xcel Energy, Inc.	11,200	[2]	232,960
Total Utilities			2,297,032
Total Common Stocks (cost $88,144,590)			94,339,929
Warrants - 0.3%
ASUSTeK Computer, Inc. (Luxembourg), 01/19/17	30,800		99,884
United Microelectronics Corp. (Luxembourg), 01/24/17 (a)	476,146		290,925
Total Warrants (cost $483,590)			390,809
Other Investment Companies - 33.3%
Managers Global Bond Fund	2,200,881		48,705,501
(cost $46,125,367)
Short-Term Investments - 8.5%[1]
Bank of New York Institutional Cash Reserves Fund, 2.72% [3]	10,450,348		10,450,348
Dreyfus Cash Management Fund, Institutional Class Shares, 2.89%	1,945,397		1,945,397
Total Short-Term Investments			12,395,745
(cost $12,395,745)
Total Investments - 106.7%			155,831,984
(cost $147,149,292)
Other Assets, less Liabilities - (6.7)%			(9,821,041)
Net Assets - 100%			$146,010,943

The accompanying notes are an integral part of these financial statements.

Managers Small Cap Fund

Fund Snapshots

April 30, 2008 (unaudited)

Portfolio Breakdown

Industry	Small Cap**	Russell 2000® Growth Index
Information Technology	27.3%	22.1%
Industrials	17.7%	17.3%
Health Care	12.0%	19.6%
Energy	11.0%	9.0%
Financials	10.4%	8.4%
Consumer Discretionary	9.2%	15.4%
Consumer Staples	3.6%	2.5%
Telecommunication Services	1.6%	1.1%
Utilities	1.2%	0.7%
Materials	0.0%	3.9%
Other Assets and Liabilities	6.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Global Payments, Inc.*	2.7%
Solera Holdings, Inc.*	2.7
Haemonetics Corp.	1.9
Bio-Rad Laboratories, Inc.*	1.9
Arena Resources, Inc.	1.6
Exterran Holdings, Inc.*	1.5
Wright Express Corp.	1.5
Natco Group, Inc.	1.4
Henry (Jack) & Associates, Inc.*	1.4
Mobile Mini, Inc.	1.4

Top Ten as a Group	18.0%

*	Top Ten Holding at October 31, 2007

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Small Cap Fund

Schedule of Portfolio Investments

April 30, 2008 (unaudited)

	Shares		Value
Common Stocks - 94.0%
Consumer Discretionary - 9.2%
American Public Education, Inc.*	18,400		$592,663
Arbitron, Inc.	12,000	[2]	574,080
Capella Education Co.*	16,600		1,070,534
Corinthian Colleges, Inc.*	51,900	[2]	589,065
Dolan Media Co.*	30,000		520,200
FGX International Holdings, Ltd.*	27,400		357,570
Gaylord Entertainment Co., Class A*	23,700		701,994
Hibbett Sports, Inc.*	20,200		368,852
Iconix Brand Group, Inc.*	27,400		436,208
Monro Muffer Brake, Inc.	24,200		399,300
Orient-Express Hotels, Ltd.	11,600		539,980
Pool Corp.	25,050		546,842
RC2 Corp.*	18,100		334,850
RRSat Global Communications Network, Ltd.*	29,200		413,180
Total Consumer Discretionary			7,445,318
Consumer Staples - 3.6%
Central Garden & Pet Co., Class A*	14,900		74,798
Chattem, Inc.*	11,400	[2]	796,632
Green Mountain Coffee Roasters, Inc.*	12,700	[2]	408,940
Herbalife Ltd.	19,000		831,820
Smart Balance, Inc.*	43,700		323,380
United Natural Foods, Inc.*	23,200	[2]	459,360
Total Consumer Staples			2,894,930
Energy - 11.0%
Approach Resources, Inc.*	31,300		593,135
Arena Resources, Inc.*	29,500		1,324,550
Bolt Technology Corp.*	20,200		366,832
Cal Dive International, Inc.*	49,200		599,748
Concho Resources, Inc.*	36,500	[2]	1,006,305
Exterran Holdings, Inc.*	17,900	[2]	1,195,541
Hercules Offshore, Inc.*	25,070		660,845
NATCO Group, Inc.*	22,500		1,138,500
Quicksilver Resources, Inc.*	15,800		655,542
Rex Energy Corp.*	17,900		388,430
T-3 Energy Services, Inc.*	17,900		945,120
Total Energy			8,874,548
Financials - 10.4%
Amerisafe, Inc.*	24,900		355,074
Argo Group International Holdings, Ltd.*	25,274		905,315
Assured Guaranty, Ltd.	37,000		935,730
Bank of Florida Corp.*	30,800		341,572
Cohen & Steers, Inc.	11,700		326,664
DuPont Fabros Technology, Inc.	32,200		579,600
Evercore Partners, Inc., Class A	25,300		426,558
FirstService Corp.*	14,500		350,755
Jefferies Group, Inc.	33,000	[2]	620,400
Markel Corp.*	1,525		662,460
optionsXpress, Inc.	37,500		805,125
Portfolio Recovery Associates, Inc.	21,900		963,819
Primus Guaranty, Ltd.*	34,600		154,316
Resource America, Inc.	21,900		190,749
Safety Insurance Group, Inc.	6,200		222,580
Wintrust Financial Corp.	16,700	[2]	529,724
Total Financials			8,370,441
Health Care - 12.0%
BioMarin Pharmaceutical, Inc.*	20,000		729,200
Bio-Rad Laboratories, Inc.*	18,480		1,540,308
Dionex Corp.*	400		31,288
Emergency Medical Services Corp., Class A*	16,300		367,891
Haemonetics Corp.*	27,000		1,545,210
Magellan Health Services, Inc.*	22,000		848,980
MedAssets, Inc.*	40,000		600,400
Mentor Corp.	25,900	[2]	758,093
Qiagen N.V.*	35,995	[2]	799,449
Stereotaxis, Inc.*	44,500		303,045
Volcano Corp.*	41,800		494,494
American Dental Partners, Inc.*	31,650		367,140
ArthroCare Corp.*	15,600	[2]	702,936
AtriCure, Inc.*	43,400		579,824
Total Health Care			9,668,258
Industrials - 17.7%
Advisory Board Co., The*	16,300		759,906
American Reprographics Co.*	25,800	[2]	409,446
Clean Harbors, Inc.*	6,300		415,611
Corporate Executive Board Co.	17,500		762,475
CoStar Group, Inc.*	19,500		935,025
Duff & Phelps Corp., Class A*	23,300		421,031
Hub Group, Inc.*	24,600	[2]	804,174

The accompanying notes are an integral part of these financial statements.

Managers Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 17.7% (continued)
Huron Consulting Group, Inc.*	13,400		$560,924
Limco-Piedmont, Inc.*	27,600		148,764
Middleby Corp., The*	6,600	[2]	414,150
Mobile Mini, Inc.*	52,900		1,124,125
NuCO2, Inc.*	17,300		478,518
On Assignment, Inc.*	90,300		634,809
Orbital Sciences Corp.*	36,200		974,142
RBC Bearings, Inc.*	21,500		859,355
Regal-Beloit Corp.	11,100	[2]	411,699
Resources Connection, Inc.	46,300		935,723
Ritchie Bros. Auctioneers, Inc.	25,200		628,740
Stanley, Inc.*	30,200		761,946
Stericycle, Inc.*	13,800		736,644
UTI Worldwide, Inc.	38,500		846,230
Watsco, Inc.	6,400	[2]	290,368
Total Industrials			14,313,805
Information Technology - 27.3%
Advanced Analogic Technologies, Inc.*	77,200		534,224
Alvarion, Ltd.*	66,000		430,320
Applied Micro Circuits Corp.*	54,550		477,858
Ariba, Inc.*	19,000		225,530
Cognex Corp.	38,500		970,200
CommVault Systems, Inc.*	27,500		338,250
Constant Contact, Inc.*	22,800		406,980
CPI International, Inc.*	44,200		506,090
CyberSource Corp.*	36,339		659,553
DealerTrack Holdings, Inc.*	52,600		1,012,024
Dice Holdings, Inc.*	43,600		297,352
Global Payments, Inc.	48,800		2,159,888
Informatica Corp.*	38,600		616,056
Information Services Group, Inc.*	78,800		408,184
j2 Global Communications, Inc.*	44,500		952,300
Jack Henry & Associates, Inc.	43,300	[2]	1,137,924
Knot, Inc., The*	26,100		306,414
MICROS Systems, Inc.*	11,600	[2]	413,540
Monolithic Power Systems, Inc.*	25,100		574,790
Monotype Imaging Holdings, Inc.*	26,200		383,830
Netezza Corp.*	53,800		570,280
ORBCOMM, Inc.*	44,500		262,105
Power Integrations, Inc.*	4,500		140,265
SI International, Inc.*	28,000		642,320
SkillSoft PLC*	77,300		776,865
Solera Holdings, Inc.*	83,600		2,157,716
Synaptics, Inc.*	16,800		570,192
THQ, Inc.*	20,300	[2]	431,984
Ultimate Software Group, Inc., The*	31,900		1,046,001
Varian Semiconductor Equipment Associates, Inc.*	10,600	[2]	388,278
ViaSat, Inc.*	34,600		764,660
Voltaire Ltd.*	55,100		276,051
Wright Express Corp.*	35,500		1,171,500
Total Information Technology			22,009,524
Telecommunication Services - 1.6%
General Communication, Inc., Class A*	54,500		338,445
NTELOS Holdings Corp.	38,300		991,204
Total Telecommunication Services			1,329,649
Utilities - 1.2%
ITC Holdings Corp.	16,900		942,682
Total Common Stocks (cost $66,250,411)			75,849,155
Other Investment Companies - 18.4%[1]
Bank of New York Institutional Cash
Reserves Fund, 2.72% [3]	9,256,079		9,256,079
Dreyfus Cash Management Fund,
Institutional Class Shares, 2.89%	5,589,655		5,589,655
Total Other Investment Companies
(cost $14,845,734)			14,845,734
Total Investments - 112.4%
(cost $81,096,145)			90,694,889
Other Assets, less Liabilities - (12.4)%			(9,982,715)
Net Assets - 100%			$80,712,174

The accompanying notes are an integral part of these financial statements.

Managers Real Estate Securities Fund

Fund Snapshots

April 30, 2008 (unaudited)

Portfolio Breakdown

Industry	Real Estate Securities**
REITs (Apartments)	15.9%
REITs (Regional Malls)	13.7%
REITs (Office Property)	12.6%
REITs (Shopping Centers)	11.8%
REITs (Diversified)	10.2%
REITs (Health Care)	8.8%
REITs (Warehouse/Industrial)	8.0%
REITs (Single Tenant)	6.2%
REITs (Hotels)	5.2%
REITs (Storage)	4.3%
Other Assets and Liabilities	3.3%

Top Ten Holdings

Security Name	Percentage of Net Assets
Simon Property Group, Inc.*	7.5%
Vornado Realty Trust*	6.5
General Growth Properties, Inc.*	4.9
ProLogis*	4.4
Public Storage, Inc.	4.3
Equity Properties Trust	4.2
National Retail Properties, Inc.*	3.7
Federal Realty Investment Trust	3.7
Kimco Realty Corp.*	3.4
Regency Centers Corp.	3.4

Top Ten as a Group	46.0%

*	Top Ten Holding at October 31, 2007

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

April 30, 2008 (unaudited)

	Shares	Value
REITs - 96.7%
Apartments - 15.9%
AvalonBay Communities, Inc.	4,540	$463,079
BRE Properties, Inc.	13,540	649,243
Camden Property Trust	4,480	237,037
Education Realty Trust, Inc.	12,430	165,816
Equity Residential	19,440	807,149
Essex Property Trust, Inc.	3,230	384,370
Home Properties of NY, Inc.	7,240	380,607
Total Apartments		3,087,301
Diversified - 10.2%
Cousins Properties, Inc.	4,300	109,263
Digital Realty Trust, Inc.	5,990	232,112
Duke Realty Corp.	15,500	378,510
Vornado Realty Trust	13,440	1,251,130
Total Diversified		1,971,015
Health Care - 8.8%
HCP, Inc.	14,080	502,656
Health Care REIT, Inc.	6,750	327,038
Nationwide Health Properties, Inc.	11,970	431,159
Ventas, Inc.	8,950	434,612
Total Health Care		1,695,465
Hotels - 5.2%
DiamondRock Hospitality Co.	7,010	89,378
Host Hotels & Resorts, Inc.	32,740	563,128
Marriott International, Inc.	5,120	175,616
Sunstone Hotel Investors, Inc.	9,520	177,834
Total Hotels		1,005,956
Office Property - 12.6%
Alexandria Real Estate Equities, Inc.	5,220	548,257
Boston Properties, Inc.	2,060	207,009
Brandywine Realty Trust	16,400	286,180
Highwoods Properties, Inc.	3,110	108,974
HRPT Properties Trust	20,680	143,312
Kilroy Realty Corp.	11,410	596,971
Maguire Properties, Inc.	4,790	77,119
Parkway Properties, Inc.	1,920	76,147
SL Green Realty Corp.	4,370	405,536
Total Office Property		2,449,505
Regional Malls - 13.7%
General Growth Properties, Inc.	23,250	952,319
Macerich Co., The	750	54,848
Pennsylvania Real Estate Investment Trust	3,290	82,842
Simon Property Group, Inc.	14,530	1,450,966
Taubman Centers, Inc.	2,010	113,907
Total Regional Malls		2,654,882
Shopping Centers - 11.8%
Acadia Realty Trust	4,490	115,124
Federal Realty Investment Trust	8,620	708,133
Kimco Realty Corp.	16,650	664,502
Regency Centers Corp.	9,150	654,866
Tanger Factory Outlet Center, Inc.	3,340	134,736
Total Shopping Centers		2,277,361
Single Tenant - 6.2%
Equity Lifestyle Properties, Inc.	3,650	180,456
National Retail Properties, Inc.	31,290	716,854
Realty Income Corp.	11,260	296,251
Total Single Tenant		1,193,561
Storage - 4.3%
Public Storage, Inc.	9,090	824,463
Warehouse/Industrials - 8.0%
AMB Property Corp.	9,830	567,682
First Industrial Realty Trust, Inc.	3,510	106,037
First Potomac Realty Trust	1,380	23,446
ProLogis	13,720	859,009
Total Warehouse/Industrials		1,556,174
Total REITs (cost $18,822,681)		18,715,683
REOCs - 1.2%
Hotels & Motels
Starwood Hotels & Resorts Worldwide, Inc.
(cost $318,329)	4,710	245,909
Other Investment Companies - 2.5%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 2.89%
(cost $477,893)	477,893	477,893
Total Investments - 100.4%
(cost $19,618,903)		19,439,485
Other Assets, less Liabilities - (0.4)%		(77,599)
Net Assets - 100%		$19,361,886

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Fund Snapshots

April 30, 2008 (unaudited)

Portfolio Breakdown

Portfolio Credit Quality	California Intermediate Tax-Free**
Aaa	66.7%
Aa	25.5%
A	7.8%

Top Ten Holdings

Security Name	Percentage of Net Assets
Yosemite California Community College District, 4.700%, 08/01/18 (FSA Insured)	7.4%
California State Department of Water Resources Revenue, 5.000%, 05/01/22	5.1
Los Angeles California Unified School District, Series B, 4.750%, 07/01/19*	4.6
Bay Area Toll Authority of San Francisco, CA Toll Bridge Revenue, Series F, 5.000%, 04/01/21*	4.5
Sonoma County, CA Junior College District Election of 2002 Series C Bond, 5.000%, 08/01/22*	4.4
Novato, CA Unified School District Election, 5.000%, 08/01/20 (MBIA Insured)*	3.6
East Bay, CA Municipal Utility District, 4.750%, 06/01/20 (FSA Insured)*	3.3
California State Public Works Board, 5.000%, 01/01/21*	3.1
Kern, CA High School District, 5.000%, 08/01/21 (FSA Insured)*	2.9
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)*	2.7

Top Ten as a Group	41.6%

*	Top Ten Holding at October 31, 2007

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

April 30, 2008 (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 94.8%
Anaheim, CA Unified High School District, 4.500%, 08/01/20 (FSA Insured)	$250,000	$255,881
Bay Area Government Association, CA Revenue, 5.000%, 08/01/20 (AMBAC Insured)	500,000	513,010
Bay Area Toll Authority of San Francisco, CA Toll Bridge Revenue, Series F, 5.000%, 04/01/21	1,750,000	1,852,952
Bay Area Toll Authority, CA Toll Bridge Revenue, Series F, 5.000%, 04/01/19	1,000,000	1,073,480
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,107,080
California Health Facilities Financing Authority, Series A, 5.250%, 08/15/22	1,000,000	1,046,840
California Infrastructure & Economic Development Bank Revenue, 5.000%, 10/01/20	455,000	481,263
California State Department of Water Resources Revenue, 5.000%, 05/01/22	2,000,000	2,089,560
California State Department Veteran Affairs, 4.400%, 12/01/21	400,000	395,556
California State Public Works Board, 5.000%, 01/01/21	1,250,000	1,280,262
California State Public Works Board, 5.250%, 03/01/19 (AMBAC Insured)	200,000	209,274
Campbell, CA Union High School District, 4.300%, 08/01/19 (FSA Insured)	270,000	274,868
Clovis, CA Unified School District, 5.000%, 08/01/21 (MBIA Insured)	540,000	565,191
East Bay, CA Municipal Utility District, 4.750%, 06/01/20 (FSA Insured)	1,300,000	1,343,121
Eastern Municipal Water District, Water & Sewer Revenue, 5.000%, 07/01/17 (MBIA Insured)	100,000	107,616
Eastern Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21	330,000	345,269
El Monte, CA City School District, Election of 2004, Series A, 5.000%, 05/01/19 (FGIC Insured)	225,000	235,665
Fremont, CA, Unified School District of Alameda County, Series B, 4.500%, 08/01/20 (FSA Insured)	365,000	373,585
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19 (AMBAC Insured)	1,000,000	1,051,550
Kern, CA High School District, 5.000%, 08/01/21 (FSA Insured)	1,100,000	1,166,979
Lincoln, CA Unified School District - San Joaquin County Election of 2004, 4.500%, 08/01/19 (FGIC Insured)	150,000	153,597
Long Beach, CA Harbor Revenue Refunding - Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	704,465
Los Angeles California Unified School District, Series B, 4.750%, 07/01/19	1,810,000	1,902,292
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	314,862
Los Angeles, CA Department of Water & Power, Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	550,514
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (MBIA Insured)	275,000	290,606
Los Angeles, CA Unified School District, 5.000%, 07/01/20 (AMBAC Insured)	800,000	848,304
Los Osos, CA Community Service, Wastewater Assessment District No. 1, 5.000%, 09/02/17 (MBIA Insured)	1,000,000	1,032,350
Metropolitan Water District of Southern California, Waterworks Revenue, Series A, 4.125%, 03/01/19	325,000	328,357
Moorpark, CA Unified School District, 5.000%, 08/01/18 (FSA Insured)	390,000	416,048
Murrieta Valley California United School District, 5.000%, 09/01/22	500,000	528,980
Murrieta Valley, CA Election of 2002, Series B, 4.125%, 09/01/20 (FSA Insured)	345,000	343,172
North Orange County, CA Community College District, 5.000%, 08/01/19 (MBIA Insured)	340,000	358,761
Novato, CA Unified School District Election, 5.000%, 08/01/20 (MBIA Insured)	1,385,000	1,469,333
Novato, CA Unified School District, 5.000%, 08/01/21 (MBIA Insured)	465,000	489,989
Palomar, CA Community College, Election of 2006, Series A, 5.000%, 05/01/22 (FSA Insured)	1,000,000	1,056,310
Perris, CA Union High School District, Series A, 5.000%, 09/01/18 (FGIC Insured)	300,000	315,363
Port of Oakland California, Series B, 5.000%, 11/01/21	1,000,000	1,052,470
Rancho Santiago California Community College District, Election 2002, Series C, 5.000%, 09/01/20	460,000	491,593

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund
Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 94.8% (continued)
Riverside, CA Community College District, 5.000%, 08/01/21 (FSA Insured)	$250,000	$263,635
Riverside, CA Unified School District, Election of 2001, Series B, 4.250%, 08/01/21 (MBIA Insured)	300,000	294,912
Sacramento County, CA Sanitation Districts Financing Authority, 4.750%, 12/01/20 (FGIC Insured)	500,000	520,300
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	200,000	215,466
San Jose, CA Library, Parks, & Public Safety Projects, 5.000%, 09/01/19	500,000	523,480
San Jose-Evergreen, CA Community College District, 5.250%, 09/01/16 (AMBAC Insured)	500,000	544,775
Santa Clara Valley, CA Water District, Series A, 5.000%, 02/01/17 (FGIC Insured)	490,000	514,877
Santa Clara Valley, CA Water District, Series A, 5.000%, 02/01/18 (FGIC Insured)	655,000	685,516
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	100,000	104,871
Sonoma County, CA Junior College District Election of 2002 Series C Bond, 5.000%, 08/01/22	1,700,000	1,811,197
State of California, 5.250%, 02/01/25	1,000,000	1,031,290
Southwestern Community College, 5.000%, 08/01/18 (MBIA Insured)	600,000	647,148
University of California Revenues, Series F, 4.750%, 05/15/20 (FSA insured)	200,000	207,202
Yosemite California Community College District, 4.700%, 08/01/18 (FSA Insured)	4,755,000	3,011,865
Total Municipal Bonds (cost $38,568,047)		38,792,902

	Shares
Other Investment Companies - 6.9%[1]
Blackrock Liquidity Funds, Institutional Class Shares - California Money Fund, 2.270%	2,832,266	2,832,266
Fidelity California AMT Tax-Free Money Market Fund, 2.310%	1,094	1,094
Total Other Investment Companies (cost $2,833,360)		2,833,360
Total Investments - 101.7% (cost $41,401,407)		41,626,262
Other Assets, less Liabilities - (1.7)%		(701,083)
Net Assets - 100%		$40,925,179

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At April 30, 2008, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Fremont Global	$147,376,917	$13,092,452	$(4,637,385)	$8,455,067
Small Cap	81,241,015	15,645,836	(6,191,962)	9,453,874
Real Estate Securities	19,826,212	616,037	(1,002,764)	(386,727)
California Intermediate Tax-Free	41,401,407	356,547	(131,692)	224,855

*	Non-income-producing security.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2008, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$930,388	0.6%

[1]	Yield shown for an investment company represents its April 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of April 30, 2008, amounting to:

Fund	Market Value	% of Net Assets
Fremont Global	$10,061,816	6.9%
Small Cap	8,928,231	11.1%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Affiliated Investment.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

MBIA:	Municipal Bond Investor Assurance Corp.	FSA:	FSA Capital, Inc

AMBAC:	American Municipal Bond Assurance Corp.	REIT:	Real Estate Investment Trust

FGIC:	Financial Guaranty Insurance Corp.	REOC:	Real Estate Operating Company

Statements of Assets and Liabilities

April 30, 2008 (unaudited)

	Managers Fremont Global Fund	Managers Small Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax- Free Fund
Assets:
Investments at value* (including securities on loan valued at $10,061,816, $8,928,231, $0, $0, respectively)	$155,831,984	$90,694,889	$19,439,485	$41,626,262
Cash	2,379	—	—	—
Foreign currency**	97,758	—	—	—
Receivable for investments sold	1,715,233	424,130	73,769	—
Receivable for Fund shares sold	7,538	51,242	19,246	2,958
Unrealized appreciation of foreign currency contracts	2,324	—	—	—
Dividends, interest and other receivables	295,791	19,864	25,577	418,664
Prepaid expenses	9,469	12,170	14,465	1,763

Total assets	157,962,476	91,202,295	19,572,542	42,049,647

Liabilities:
Payable for Fund shares repurchased	90,177	649	831	1,029
Payable upon return of securities loaned	10,450,348	9,256,079	—	—
Payable for investments purchased	1,093,585	1,098,224	149,870	1,043,430
Unrealized depreciation of foreign currency contracts	24,557	—	—	—
Dividends payable to shareholders	—	—	—	12,584
Accrued expenses:
Investment advisory and management fees	47,847	63,217	11,869	3,968
Administrative fees	21,939	15,804	3,949	8,386
Other	223,080	56,148	44,137	55,071

Total liabilities	11,951,533	10,490,121	210,656	1,124,468

Net Assets	$146,010,943	$80,712,174	$19,361,886	$40,925,179

Net Assets Represent:
Paid-in capital	$175,815,630	$78,983,270	$21,290,397	$40,766,434
Undistributed net investment income (loss)	213,275	(317,409)	293,674	61
Accumulated net realized loss from investments, futures and foreign currency transactions	(38,688,432)	(7,552,431)	(2,042,767)	(66,171)
Net unrealized appreciation (depreciation) of investments, futures, and foreign currency contracts and translations	8,670,470	9,598,744	(179,418)	224,855

Net Assets	$146,010,943	$80,712,174	$19,361,886	$40,925,179

Shares Outstanding	9,859,145	5,202,188	2,258,342	3,937,246

Net asset value, offering and redemption price per share	$14.81	$15.52	$8.57	$10.39

* Investments at cost	$147,149,292	$81,096,145	$19,618,903	$41,401,407
** Foreign currency at cost	$96,778	—	—	—

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended April 30, 2008 (unaudited)

	Managers Fremont Global Fund	Managers Small Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund
Investment Income:
Dividend income	$4,446,709	$216,222	$491,200	$38,112
Interest income	57,190	—	—	772,601
Foreign withholding tax	(34,405)	(882)	(652)	—
Securities lending fees	24,595	21,190	—	—

Total investment income	4,494,089	236,530	490,548	810,713

Expenses:
Investment management fees	460,088	385,564	82,398	73,918
Administrative fees	191,704	96,391	24,235	48,358
Custodian	100,824	14,273	10,076	10,923
Transfer agent	50,255	17,660	22,198	5,391
Professional fees	33,533	19,232	18,898	19,647
Registration fees	6,810	8,798	6,295	1,281
Trustees fees and expenses	5,329	3,008	885	940
Reports to shareholders	3,931	5,799	3,243	136
Miscellaneous	7,118	7,360	2,095	2,070

Total expenses before offsets	859,592	558,085	170,323	162,664

Fee waivers	(204,412)	—	—	—
Expense reimbursements	—	—	(23,728)	(55,816)
Expense reductions	(8,570)	(4,146)	(3,100)	(458)

Net expenses	646,610	553,939	143,495	106,390

Net investment income (loss)	3,847,479	(317,409)	347,053	704,323

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and futures	2,731,166	4,606,222	(1,721,662)	(64,397)
Net realized loss on foreign currency contracts and transactions	(6,437)	—	—	—
Net unrealized depreciation of investments and futures	(19,695,803)	(15,618,778)	(693,583)	(15,760)
Net unrealized depreciation of foreign currency contracts and translations	(20,939)	—	—	—

Net realized and unrealized loss	(16,992,013)	(11,012,556)	(2,415,245)	(80,157)

Net increase (decrease) in net assets resulting from operations	$(13,144,534)	$(11,329,965)	$(2,068,192)	$624,166

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2008 (unaudited) and for the fiscal year ended October 31, 2007

	Managers Fremont Global Fund		Managers Small Cap Fund
	2008	2007	2008	2007
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$3,847,479	$886,615	$(317,409)	$(624,343)
Net realized gain (loss) on investments, futures and foreign currency transactions	2,724,729	21,595,594	4,606,222	13,262,018
Net unrealized appreciation (depreciation) of investments, futures and foreign currency translations	(19,716,742)	3,979,911	(15,618,778)	185,638

Net increase (decrease) in net assets resulting from operations	(13,144,534)	26,462,120	(11,329,965)	12,823,313

Distributions to Shareholders:
From net investment income	(4,898,251)	(1,566,989)	—	—
From net realized gain on investments	—	—	—	—

Total distributions to shareholders	(4,898,251)	(1,566,989)	—	—

From Capital Share Transactions:
Proceeds from sale of shares	2,300,708	9,201,522	9,245,532	14,102,109
Reinvestment of dividends and distributions	4,836,471	1,546,508	—	—
Cost of shares repurchased	(18,188,272)	(42,925,589)	(4,218,745)	(29,084,600)

Net increase (decrease) from capital share transactions	(11,051,093)	(32,177,559)	5,026,787	(14,982,491)

Total increase (decrease) in net assets	(29,093,878)	(7,282,428)	(6,303,178)	(2,159,178)

Net Assets:
Beginning of period	175,104,821	182,387,249	87,015,352	89,174,530

End of period	$146,010,943	$175,104,821	$80,712,174	$87,015,352

End of period undistributed net investment income (loss)	$213,275	$1,264,047	$(317,409)	—

Share Transactions:
Sale of shares	153,449	604,188	602,922	857,366
Reinvestment of dividends and distributions	312,115	101,795	—	—
Shares repurchased	(1,222,385)	(2,899,643)	(270,703)	(1,752,454)

Net increase (decrease) in shares	(756,821)	(2,193,660)	332,219	(895,088)

The accompanying notes are an integral part of these financial statements.

		Managers California Intermediate
Managers Real Estate Securities Fund		Tax-Free Fund
2008	2007	2008	2007
$347,053	$239,017	$704,323	$1,587,981
(1,721,662)	5,467,457	(64,397)	546,277
(693,583)	(5,762,676)	(15,760)	(1,167,644)

(2,068,192)	(56,202)	624,166	966,614

(157,982)	(218,890)	(704,470)	(1,587,981)
(5,615,212)	(4,343,649)	(543,580)	(129,154)

(5,773,194)	(4,562,539)	(1,248,050)	(1,717,135)

1,692,083	10,672,920	6,861,837	9,294,908
5,669,617	4,393,797	957,487	1,353,390
(6,719,094)	(11,511,748)	(2,251,920)	(28,060,226)

642,606	3,554,969	5,567,404	(17,411,928)

(7,198,780)	(1,063,772)	4,943,520	(18,162,449)

26,560,666	27,624,438	35,981,659	54,144,108

$19,361,886	$26,560,666	40,925,179	$35,981,659

$293,674	$104,603	$61	$208

205,719	792,155	652,121	875,926
697,708	349,756	91,665	127,495
(758,624)	(902,548)	(215,051)	(2,632,539)

144,803	239,363	528,735	(1,629,118)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2008 (unaudited)
		For the fiscal year ended October 31,
Managers Fremont Global Fund		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$16.49	$14.24	$13.19	$12.19	$11.17	$9.50

Income from Investment Operations:
Net investment income	0.37	0.08 [3]	0.27	0.46	0.18	0.27
Net realized and unrealized gain (loss) on investments	(1.58)	2.31 [3]	1.48	0.69	0.86	1.52

Total from investment operations	(1.21)	2.39	1.75	1.15	1.04	1.79

Less Distributions to Shareholders from:
Net investment income	(0.47)	(0.14)	(0.70)	(0.15)	(0.02)	(0.10)
Return of capital distribution	—	—	—	—	—	(0.02)

Total distributions to shareholders	(0.47)	(0.14)	(0.70)	(0.15)	(0.02)	(0.12)

Net Asset Value, End of Period	$14.81	$16.49	$14.24	$13.19	$12.19	$11.17

Total Return [1]	(7.49)%[4]	16.94%	13.67%	9.79%	9.27%	18.94%

Ratio of net expenses to average net assets	0.84%[5]	0.90%	1.11%	1.09%	1.02%	0.95%
Ratio of total expenses to average net assets [2]	1.12%[5]	1.10%	1.13%	1.10%	1.02%	0.95%
Ratio of net investment income to average net assets [1]	5.02%[5]	0.52%	1.68%	1.56%	1.38%	1.74%
Portfolio turnover	45%[4]	123%	60%	108%	56%	73%
Net assets at end of period (000’s omitted)	$146,011	$175,105	$182,387	$183,197	$238,436	$236,625

	For the six months ended April 30, 2008 (unaudited)
		For the fiscal year ended October 31,
Managers Small Cap Fund		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$17.87	$15.47	$12.90	$11.10	$10.76	$7.66

Income from Investment Operations:
Net investment loss	(0.06)	(0.11)[3]	(0.12)[3]	(0.14)[3]	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments	(2.29)	2.51 [3]	2.69 [3]	1.94	0.49	3.24

Total from investment operations	(2.35)	2.40	2.57	1.80	0.34	3.10

Net Asset Value, End of Period	$15.52	$17.87	$15.47	$12.90	$11.10	$10.76

Total Return [1]	(13.15)%[4,6]	15.51%	19.92%	16.13%	3.16%	40.47%

Ratio of net expenses to average net assets	1.44%[5]	1.39%	1.38%	1.47%	1.60%	1.60%
Ratio of total expenses to average net assets [2]	1.45%[5]	1.41%	1.42%	1.53%	1.63%	1.72%
Ratio of net investment loss to average net assets [1]	(0.82)%[5]	(0.68)%	(0.84)%	(1.10)%	(1.43)%	(1.42)%
Portfolio turnover	31%[4]	49%	49%	67%	54%	207%
Net assets at end of period (000’s omitted)	$80,712	$87,015	$89,175	$66,301	$54,101	$38,738

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2008 (unaudited)
		For the fiscal year ended October 31,
Managers Real Estate Securities Fund		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.57	$14.74	$12.86	$12.75	$10.09	$8.12

Income from Investment Operations:
Net investment income	0.16	0.06	0.18	0.35	0.30	0.46
Net realized and unrealized gain (loss) on investments	(1.12)	0.22	3.87	1.86	2.66	2.10

Total from investment operations	(0.96)	0.28	4.05	2.21	2.96	2.56

Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.10)	(0.10)	(0.35)	(0.30)	(0.59)
Net realized gain on investments	(2.96)	(2.35)	(2.07)	(1.75)	—	—

Total distributions to shareholders	(3.04)	(2.45)	(2.17)	(2.10)	(0.30)	(0.59)

Net Asset Value, End of Period	$8.57	$12.57	$14.74	$12.86	$12.75	$10.09

Total Return [1]	(6.20)%[4]	2.10%	36.43%	18.84%	29.56%	32.75%

Ratio of net expenses to average net assets	1.48%[5]	1.40%	1.46%	1.42%	1.50%	1.50%
Ratio of total expenses to average net assets [2]	1.76%[5]	1.41%	1.46%	1.54%	1.67%	1.74%
Ratio of net investment income to average net assets [1]	3.58%[5]	0.82%	0.97%	1.93%	2.68%	4.89%
Portfolio turnover	49%[4]	126%	69%	70%	136%	60%
Net assets at end of period (000’s omitted)	$19,362	$26,561	$27,624	$24,903	$28,586	$29,567

	For the six months ended April 30, 2008 (unaudited)
		For the fiscal year ended October 31,
Managers California Intermediate Tax-Free Fund		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.56	$10.75	$10.66	$11.17	$11.08	$11.08

Income from Investment Operations:
Net investment income	0.19	0.40	0.39	0.39	0.40	0.41
Net realized and unrealized gain (loss) on investments	(0.01)	(0.16)	0.25	(0.31)	0.28	0.07

Total from investment operations	0.18	0.24	0.64	0.08	0.68	0.48

Less Distributions to Shareholders from:
Net investment income	(0.19)	(0.40)	(0.40)	(0.40)	(0.40)	(0.41)
Net realized gain on investments	(0.16)	(0.03)	(0.15)	(0.19)	(0.19)	(0.07)

Total distributions to shareholders	(0.35)	(0.43)	(0.55)	(0.59)	(0.59)	(0.48)

Net Asset Value, End of Period	$10.39	$10.56	$10.75	$10.66	$11.17	$11.08

Total Return [1]	1.69%[4]	2.23%	6.21%	0.92%	6.39%	4.46%

Ratio of net expenses to average net assets	0.55%[5]	0.56%	0.55%	0.55%	0.55%	0.55%
Ratio of total expenses to average net assets [2]	0.84%[5]	0.82%	0.82%	0.81%	0.74%	0.69%
Ratio of net investment income to average net assets [1]	3.64%[5]	3.75%	3.76%	3.74%	3.63%	3.72%
Portfolio turnover	5%[4]	35%	22%	28%	66%	116%
Net assets at end of period (000’s omitted)	$40,925	$35,982	$54,144	$47,847	$50,784	$59,012

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on this and the proceeding page.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements, fee waivers, and expense reductions such as brokerage recapture credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Not Annualized.
[5]	Annualized.
[6]	The total return is based on the Financial Statement Net Assets Value as shown.

Notes to Financial Statements

April 30, 2008 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report are the Managers Fremont Global Fund (“Managers Fremont Global”), Managers Small Cap Fund (“Small Cap”), Managers Real Estate Securities Fund (“Real Estate Securities”), and Managers California Intermediate Tax-Free Fund (“California Intermediate Tax-Free”), collectively the “Funds.”

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. Under certain circumstances, the value of each Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in a Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 30, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Managers Fremont Global
Level 1	$125,348,319	$0
Level 2	30,483,665	(23,233)
Level 3	—	—

Total	$155,831,984	$(23,233)

Small Cap
Level 1	$90,694,889	$0
Level 2	—	—
Level 3	—	—

Total	$90,694,889	$0

Notes to Financial Statements (continued)

Level	Investments in Securities	Other Financial Instruments*
Real Estate Securities
Level 1	$19,439,485	$0
Level 2	—	—
Level 3	—	—

Total	$19,439,485	$0

California Intermediate Tax-Free
Level 1	$0	$0
Level 2	41,626,262	—
Level 3	—	—

Total	$41,626,262	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of April 30, 2008	Investments in Securities	Other Financial Instruments
Managers Fremont Global	$0	$0
Small Cap	$0	$0
Real Estate Securities	$0	$0
California Intermediate Tax-Free	$0	$0

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended April 30, 2008, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Managers Fremont Global - $6,666 or 0.01%, Small Cap - $3,200 or 0.01%, and Real Estate Securities - $2,829 or 0.03%.

The Funds have a “balance credit” arrangement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2008, the custodian expense was reduced as follows: Managers Fremont Global - $15, Small Cap - $10, Real Estate Securities - $11 and California Intermediate Tax-Free - $51. Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended April 30, 2008, overdraft fees were as follows: Managers Fremont Global - $343, Small Cap - $4,280, Real Estate Securities - $1,200 and California Intermediate Tax-Free - $2.

The Trust also has a balance credit arrangement with its Transfer Agent, PFPC Inc., whereby earnings credits are used to offset banking charges. For the six months ended April 30, 2008, the transfer agent expense was reduced as follows: Managers Fremont Global - $1,889, Small Cap - $936, Real Estate Securities - $260 and California Intermediate Tax-Free - $407.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimburseable expenses such as interest and taxes, if any.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid as follows:

Annually – Fremont Global and Small Cap

Quarterly – Real Estate Securities

Declared daily, paid monthly – California Intermediate Tax-Free

Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Notes to Financial Statements (continued)

f.	Capital Loss Carryovers

As of April 30, 2008, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires October 31,
Managers Fremont Global	$43,288,254	2011
Small Cap	12,013,783	2010

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2008, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Small Cap - 3 collectively own 58%; Real Estate Securities - 3 collectively own 51%; California Intermediate Tax-Free - 3 collectively own 64%. Transactions by these shareholders may have a material impact on the Funds.

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to subadvisory agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. For the six months ended April 30, 2008, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Fund	Investment Management Fee
Managers Fremont Global	0.60%
Small Cap	1.00%
Real Estate Securities	0.85%
California Intermediate Tax-Free
on first $25 million	0.40%
on next $25 million	0.35%
on next $50 million	0.30%
on next $50 million	0.25%
on balance over $150 million	0.20%

Effective January 10, 2007, the Investment Manager contractually agreed until at least March 1, 2009, to waive its entire management fee for Managers Fremont Global with respect to those assets of the Fund invested in Managers Global Bond Fund. The amount waived for the six months ended April 30, 2008, was $153,309, or 0.20% annually of Managers Fremont Global’s average net assets. The net annualized management fee for the six months ended April 30, 2008 was 0.40%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum.

Effective January 10, 2007, the Investment Manager contractually agreed until at least March 1, 2009, to waive a portion of its administrative fee for Managers Fremont Global with respect to those assets of the Fund invested in the Managers Global Bond Fund such that its administrative fee will be 0.05% per annum of the average daily net assets invested in the Managers Global Bond Fund. The amount waived for the six months ended April 30, 2008, was $51,103 or 0.07% annually of Managers Fremont Global’s average net assets. The net annualized administrative fee for the six months ended April 30, 2008 was 0.18%.

Notes to Financial Statements (continued)

The Investment Manager has contractually agreed, through at least March 1, 2009, to waive fees and pay or reimburse expenses of Real Estate Securities and California Intermediate Tax-Free to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) of the Fund exceed 1.50% and 0.55%, respectively, of each Fund’s average daily net assets.

Each of Real Estate Securities and California Intermediate Tax-Free is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets. For the six months ended April 30, 2008, the cumulative amount of expense reimbursement by the Manager subject to repayment by Real Estate Securities and California Intermediate Tax-Free equaled $23,746 and $350,283, respectively.

Prior to July 1, 2007, the aggregate annual retainer paid to each Independent Trustee was $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. Effective July 1, 2007, the aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. (Prior to July 1, 2007, the Independent Chairman received an additional payment of $10,000 per year). The Chairman of the Audit Committee receives an additional payment of $5,000 per year. (Prior to July 1, 2007, the Chairman of the Audit Committee received an additional payment of $2,000 per year). The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. MDI serves as the principal underwriter for each Fund. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2008, for Managers Fremont Global were $69,891,586 and $81,478,230; Small Cap were $25,382,076 and $23,734,697; Real Estate Securities were $9,704,208 and $14,598,440; and California Intermediate Tax-Free were $6,566,642 and $1,882,986, respectively. There were no purchases and sales of U.S. Government securities for the Funds for the six months ended April 30, 2008, except for Managers Fremont Global, which were $0 and $509, respectively.

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY, providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Security lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after rebate) are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Futures Contracts Held or Issued for Purposes other than Trading

Managers Fremont Global uses equity index futures contracts to a limited extent, with the objective of maintaining exposure to equity stock markets while maintaining liquidity. The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts. The Fund had no open futures contracts at April 30, 2008.

8.	Forward Foreign Currency Contracts

During the six months ended April 30, 2008, Managers Fremont Global invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Notes to Financial Statements (continued)

Managers Fremont Global may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Managers Fremont Global had the following open forward currency contracts as of April 30, 2008:

Foreign Currency		Settlement Date	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Managers Fremont Global
Danish Krone	Short	05/02/08-05/05/08	$(61,556)	$(61,501)	$(55)
Euro	Short	05/06/08-06/05/08	(944,953)	(931,945)	(13,008)
Euro	Long	05/02/08-06/05/08	1,068,674	1,078,239	(9,565)
Japanese Yen	Long	05/01/08-05/07/08	426,694	425,032	1,662
Norwegian Krone	Long	05/06/08	41,189	41,063	126
Pound Sterling	Short	05/02/08-05/06/08	(158,592)	(157,489)	(1,103)
Pound Sterling	Long	05/01/08	13,815	13,838	(23)
South African Rand	Long	05/07/08-05/08/08	58,655	58,391	264
Swedish Krona	Short	05/05/08	(92,026)	(91,667)	(359)
Swedish Krona	Long	05/06/08	83,667	83,770	(103)
Swiss Franc	Short	05/06/08	(16,599)	(16,530)	(69)

Total			$418,968	$441,201	$(22,233)

9.	New Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (“FIN 48”).” FIN 48 applies to all registered investment companies and establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004-2007) and has concluded that as of April 30, 2008, no provision for income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Investment Manager’s conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and ongoing analysis of tax laws, regulations, and interpretations thereof.

10.	Subsequent Event

At a meeting held on May 15-16, 2008, the Trust’s Board of Trustees approved, with respect to Managers Fremont Global, the termination of the subadvisory agreements between the Investment Manager and each of Armstrong Shaw Associates Inc. (“Armstrong Shaw”) and Northstar Capital Management, Inc. (“Northstar”). Therefore, effective May 17, 2008, Armstrong Shaw and Northstar ceased to be subadvisors to the Fund. The Fund’s portfolio continues to be subadvised by AllianceBernstein L.P., First Quadrant, L.P. and Wellington Management Company, LLP, each managing a portion of the portfolio.

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

MANAGERS AND MANAGERS AMG EQUITY FUNDS
EMERGING MARKETS EQUITY	SKYLINE SPECIAL EQUITIES
Rexiter Capital Management Limited	PORTFOLIO
Skyline Asset Management, L.P.
ESSEX GROWTH
ESSEX LARGE CAP GROWTH	SMALL CAP
ESSEX SMALL/MICRO CAP GROWTH	TIMESSQUARE MID CAP GROWTH
Essex Investment Management Co., LLC	TIMESSQUARE SMALL CAP GROWTH
TimesSquare Capital Management, LLC
FQ TAX-MANAGED U.S. EQUITY
FQ U.S. EQUITY	SMALL COMPANY
First Quadrant, L.P.	Epoch Investment Partners, Inc.
Kalmar Investment Advisers
INSTITUTIONAL MICRO-CAP
MICRO-CAP	SPECIAL EQUITY
Lord, Abbett & Co. LLC	Donald Smith & Co., Inc.
WEDGE Capital Management L.L.P.	Lord, Abbett & Co. LLC
OFI Institutional Asset Management, Inc.	Skyline Asset Management, L.P.
Next Century Growth Investors LLC	Smith Asset Management Group, L.P.
Veredus Asset Management LLC
INTERNATIONAL EQUITY	Westport Asset Management, Inc.
AllianceBernstein L.P.
Lazard Asset Management, LLC	SYSTEMATIC VALUE
Wellington Management Company, LLP	SYSTEMATIC MID CAP VALUE
Systematic Financial Management, L.P.
CHICAGO EQUITY PARTNERS
MID-CAP	VALUE
Chicago Equity Partners, LLC	Armstrong Shaw Associates Inc.
Osprey Partners Investment
REAL ESTATE SECURITIES	Management, LLC
Urdang Securities Management, Inc.

MANAGERS AND MANAGERS AMG BALANCED FUNDS
CHICAGO EQUITY PARTNERS BALANCED
Chicago Equity Partners, LLC

GLOBAL
AllianceBernstein L.P.
First Quadrant, L.P.
Wellington Management Company, LLP

ALTERNATIVE FUNDS
FQ GLOBAL ALTERNATIVES
First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS
BOND (MANAGERS)
FIXED INCOME
GLOBAL BOND
Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)
Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE
Evergreen Investment Management Co., LLC

HIGH YIELD
J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

MONEY MARKET
JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.
(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ John H. Streur
John H. Streur, President

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: June 30, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: June 30, 2008